Fidelity® Advisor

Emerging Asia

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

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Other third party marks appearing herein are the property of their respective owners.

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(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Emerging Asia Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on June 16, 1999. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after June 16, 1999. Returns between March 25, 1994 and June 16, 1999 are those of Fidelity® Advisor Emerging Asia Fund, Inc., the Closed-End Fund. On June 15, 1999, the Closed-End Fund reorganized as an open-end fund through a transfer of all its assets and liabilities to Fidelity ® Advisor Emerging Asia Fund (the fund). Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. If Class A shares' total expenses, including its 0.25% 12b-1 fee, had been reflected in the Closed-End Fund's performance, Class A's returns, prior to June 16, 1999, may have been lower. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Asia - CL A	33.99%	9.17%	-20.52%	-5.65%
Fidelity Adv Emerging Asia - CL A (incl. 5.75% sales charge)	26.28%	2.89%	-25.09%	-11.07%
MSCI® AC Asia Free ex Japan	38.68%	13.70%	-33.35%	-24.47%
Pacific Region ex Japan Funds Average	36.00%	13.42%	-21.15%	n/a *

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the Closed-End Fund started on March 25, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital International SM AC (All Country) Asia Free ex Japan Index - a market capitalization-weighted index of over 450 stocks traded in 11 Asian markets, excluding Japan. To measure how Class A's performance stacked up against its peers, you can compare it to the Pacific Region ex Japan funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 71 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Asia - CL A	9.17%	-4.49%	-0.71%
Fidelity Adv Emerging Asia - CL A (incl. 5.75% sales charge)	2.89%	-5.61%	-1.44%
MSCI AC Asia Free ex Japan	13.70%	-7.79%	-3.40%
Pacific Region ex Japan Funds Average	13.42%	-5.34%	n/a *

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Asia Fund - Class A on March 25, 1994, when the Closed-End Fund started, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have been $8,893 - an 11.07% decrease on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC Asia Free ex Japan Index did over the same period. With dividends reinvested, the same $10,000 would have been $7,553 - a 24.47% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Emerging Asia Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on June 16, 1999. Class T shares bear a 0.50% 12b-1 fee that is reflected in returns after June 16, 1999. Returns between March 25, 1994 and June 16, 1999 are those of Fidelity Advisor Emerging Asia, Inc., the Closed-End Fund. On June 15, 1999, the Closed-End Fund reorganized as an open-end fund through a transfer of all of its assets and liabilities to the fund. Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. If Class T shares total expenses, including its 0.50% 12b-1 fee, had been reflected in the Closed-End Fund's performance, Class T's returns, prior to June 16, 1999, may have been lower. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Asia - CL T	33.88%	8.95%	-21.11%	-6.34%
Fidelity Adv Emerging Asia - CL T (incl. 3.50% sales charge)	29.20%	5.14%	-23.87%	-9.62%
MSCI AC Asia Free ex Japan	38.68%	13.70%	-33.35%	-24.47%
Pacific Region ex Japan Funds Average	36.00%	13.42%	-21.15%	n/a *

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the Closed-End Fund started on March 25, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International AC (All Country) Asia Free ex Japan Index - a market capitalization-weighted index of over 450 stocks traded in 11 Asian markets, excluding Japan. To measure how Class T's performance stacked up against its peers, you can compare it to the Pacific Region ex Japan funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 71 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Asia - CL T	8.95%	-4.63%	-0.81%
Fidelity Adv Emerging Asia - CL T (incl. 3.50% sales charge)	5.14%	-5.31%	-1.24%
MSCI AC Asia Free ex Japan	13.70%	-7.79%	-3.40%
Pacific Region ex Japan Funds Average	13.42%	-5.34%	n/a *

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Asia Fund - Class T on March 25, 1994, when the Closed-End Fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have been $9,038 - a 9.62% decrease on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC Asia Free ex Japan Index did over the same period. With dividends reinvested, the same $10,000 would have been $7,553 - a 24.47% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Emerging Asia Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on June 16, 1999. Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after June 16, 1999. Returns between March 25, 1994 and June 16, 1999 are those of Fidelity Advisor Emerging Asia, Inc., the Closed-End Fund. On June 15, 1999, the Closed-End Fund reorganized as an open-end fund through a transfer of all of its assets and liabilities to the fund. Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. If Class B shares' total expenses, including its 1.00% 12b-1 fee, had been reflected in the Closed-End Fund's performance, Class B's returns, prior to June 16, 1999, may have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five year and life of fund total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Asia - CL B	33.67%	8.41%	-22.27%	-7.73%
Fidelity Adv Emerging Asia - CL B (incl. contingent deferred sales charge)	28.67%	3.41%	-23.78%	-7.73%
MSCI AC Asia Free ex Japan	38.68%	13.70%	-33.35%	-24.47%
Pacific Region ex Japan Funds Average	36.00%	13.42%	-21.15%	n/a *

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the Closed-End Fund started on March 25, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International AC (All Country) Asia Free ex Japan Index - a market capitalization-weighted index of over 450 stocks traded in 11 Asian markets, excluding Japan. To measure how Class B's performance stacked up against its peers, you can compare it to the Pacific Region ex Japan funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 71 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Asia - CL B	8.41%	-4.91%	-0.99%
Fidelity Adv Emerging Asia - CL B (incl. contingent deferred sales charge)	3.41%	-5.29%	-0.99%
MSCI AC Asia Free ex Japan	13.70%	-7.79%	-3.40%
Pacific Region ex Japan Funds Average	13.42%	-5.34%	n/a *

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Asia Fund - Class B on March 25, 1994, when the Closed-End Fund started. As the chart shows, by April 30, 2002, the value of the investment, would have been $9,227 - a 7.73% decrease on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC Asia Free ex Japan Index did over the same period. With dividends reinvested, the same $10,000 would have been $7,553 - a 24.47% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Emerging Asia Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on June 16, 1999. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after June 16, 1999. Returns between March 25, 1994 and June 16, 1999 are those of Fidelity Advisor Emerging Asia, Inc., the Closed-End Fund. On June 15, 1999, the Closed-End Fund reorganized as an open-end fund through a transfer of all of its assets and liabilities to the fund. Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End Fund. If Class C shares' total expenses, including its 1.00% 12b-1 fee, had been reflected in the Closed-End Fund's performance, Class C's returns, prior to June 16, 1999, may have been lower. Class C shares' contingent deferred sales charges included in the past six months, past one year, past five year and life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Asia - CL C	33.63%	8.40%	-22.21%	-7.65%
Fidelity Adv Emerging Asia - CL C (incl. contingent deferred sales charge)	32.63%	7.40%	-22.21%	-7.65%
MSCI AC Asia Free ex Japan	38.68%	13.70%	-33.35%	-24.47%
Pacific Region ex Japan Funds Average	36.00%	13.42%	-21.15%	n/a *

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or since the Closed-End Fund started on March 25, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International AC (All Country) Asia Free ex Japan Index - a market capitalization-weighted index of over 450 stocks traded in 11 Asian markets, excluding Japan. To measure how Class C's performance stacked up against its peers, you can compare it to the Pacific Region ex Japan funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 71 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Asia - CL C	8.40%	-4.90%	-0.98%
Fidelity Adv Emerging Asia - CL C (incl. contingent deferred sales charge)	7.40%	-4.90%	-0.98%
MSCI AC Asia Free ex Japan	13.70%	-7.79%	-3.40%
Pacific Region ex Japan Funds Average	13.42%	-5.34%	n/a *

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Asia Fund - Class C on March 25, 1994, when the Closed-End Fund started. As the chart shows, by April 30, 2002, the value of the investment would have been $9,235 - a 7.65% decrease on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC Asia Free ex Japan Index did over the same period. With dividends reinvested, the same $10,000 would have been $7,553 - a 24.47% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Emerging Asian equity benchmarks outperformed most of their counterparts across the globe during the six-month period ending April 30, 2002. In that time, the Morgan Stanley Capital International SM (MSCI®) All Country Asia Free ex Japan Index - an index of more than 450 stocks traded in 11 emerging Asian markets, excluding Japan - jumped 38.68%. Powerful rallies in South Korea, Taiwan, Thailand and other countries helped propel the index's strong return and overcome the weaker relative performance of its largest component, Hong Kong. The low valuations of emerging Asian stocks proved attractive during the period. Many of these nations were among the world's weakest performers six months ago. But with global economies on the mend during the past several months, renewed capital spending on technology helped drive the strong performance of many emerging Asian countries, a number of which are among the world's foremost tech exporters. South Korea and Taiwan were particular beneficiaries of the more tech-friendly global climate. Outsourcing from the U.S. and Europe also continued to benefit Southeast Asian exporters. The strong performance of the banking and financial industries in Thailand, Malaysia and Korea further fueled performance. On the down side, sluggish property demand, rising unemployment and weak economic data held back the performance of Hong Kong's stock market.

(Portfolio Manager photograph)
An interview with Yosawadee Polcharoen, Portfolio Manager of Fidelity Advisor Emerging Asia Fund

Q. How did the fund perform, Yosawadee?

A. For the six months ending April 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned 33.99%, 33.88%, 33.67% and 33.63%, respectively. This compares to a 38.68% return for the Morgan Stanley Capital International (MSCI) All Country Asia Free ex Japan Index. Meanwhile, the Pacific region ex Japan funds average tracked by Lipper Inc. returned 36.00%. For the 12 months ending April 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned 9.17%, 8.95%, 8.41% and 8.40%, respectively. The MSCI index returned 13.70% during the past year, and the Lipper average return was 13.42%.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Why did the fund underperform its benchmarks during the past six months?

A. While the fund's absolute performance was very strong, its relative performance suffered due to our exposure to the property and banking sectors in Hong Kong. Despite the lower interest rate environment, the property market in Hong Kong suffered continued downward pressure as weak economic data and poor earnings results kept prices in check. As a result, I later trimmed the fund's exposure to property stocks in Hong Kong.

Q. What specific stocks and sectors helped performance?

A. South Korean and Taiwanese technology stocks were positive for the fund's performance. Positive earnings forecasts from company management, recovering memory chip prices and improving order flows fueled buying in both countries. Korea's Samsung Electronics, one of the world's leading electronics manufacturers, saw its stock price jump approximately 120% in the six-month period. Similarly, the technology-based manufacturing companies of Taiwan experienced a recovery in global demand, while inventory levels were at record lows. This boosted shares of companies such as United Microelectronics, which gained 47%. The fund's exposure to Korean banking and consumer companies also worked out well, as their stocks rallied sharply due to benefits from government retail banking restructuring and increased consumption in the improving domestic economy. As an example, Kookmin Bank's stock increased 45% as signs that the domestic economic recovery in Korea remained firmly on track.

Q. What would you highlight as disappointments for the fund in the past year?

A. The inability of the Hong Kong property market to recover substantially despite the lower interest rate environment was a disappointment to me. Weak economic data, along with rising unemployment and falling consumer prices, dragged on investor confidence. Cheung Kong Holdings and Hutchison Whampoa, major Hong Kong property developers and conglomerates, both underperformed the MSCI benchmark and hurt the fund's relative performance

Q. What changes did you make to the fund during the six-month period?

A. I added to our already-overweighted positions in Korean and other regional banking stocks, feeling the consumer recovery would lead to increased business development and more aggressive lending by the banks. I remained positive on exporters and outsourcing stocks. I also added to banking and selected consumer positions in Malaysia, as I continued to believe that the government's restructuring campaign and business incentives would further advance the recovery there. In contrast, I underweighted telecommunications stocks when fixed line and mobile operators came under selling pressure due to continued concerns over regulatory constraints. In general, each of these strategies played a positive role in the fund's strong absolute return.

Q. What's your outlook for the Southeast Asian markets?

A. Southeast Asia's stock markets have already made a major recovery from the lows experienced in the fourth quarter of 2001. Most of this rally has been based on expectations of a global economic recovery that began in the first quarter of 2002. However, any signs that the U.S. recovery is starting to run out of steam or weaker-than-expected earnings results may cause investors to take profits, especially in the Korean and Taiwanese markets. Despite this concern, many of the Asian markets have continued to experience consumer driven cyclical recoveries, and many are well-positioned to benefit from further improvement in the global economic picture. At the end of the period, fund flows into the region remained positive, and any improvement in the U.S. should directly benefit the markets and economies of Southeast Asia.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term capital appreciation by normally investing at least 80% of assets in securities of Asian emerging-markets issuers and other investments that are tied economically to Asian emerging markets

Start date: March 25, 1994 (Closed-End Fund)

Size: as of April 30, 2002, more than $35 million

Manager: Yosawadee Polcharoen, since 1999; joined Fidelity in 1992

3

Yosawadee Polcharoen on the U.S. and global economic recovery:

"I don't want to try to predict how strong the U.S. economic recovery may or may not be. I prefer to focus on stocks that managed to gain market share even in a stagnant environment, especially among the export-oriented companies in Southeast Asia. These companies have already shown that they can grow, and I expect that trend to continue at the expense of the weaker players.

"I feel that the global recovery will be different from previous cycles. Over the past few years, Asia has become very important for outsourcing for the U.S., Europe and elsewhere. In previous global recoveries, we always saw the new orders being placed in the domestic economies of the U.S. and Europe first. Now everyone is very bottom-line driven, and Asian companies are generally highly efficient and can produce more cheaply than their Western counterparts. So even at this early stage of recovery, I expect that many orders will come to Asia first. This makes me reasonably comfortable about the macroeconomic outlook in the near term. It also means that even a very moderate ´back to normal business' order number would be good for the region, and any addition or strong growth from the U.S. would be a bonus."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	9.3	5.0
Hutchison Whampoa Ltd.	3.8	6.3
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8	5.0
China Mobile (Hong Kong) Ltd.	3.1	3.9
Sun Hung Kai Properties Ltd.	2.3	2.7
United Microelectronics Corp.	2.1	2.4
Hang Seng Bank Ltd.	2.1	3.8
Kookmin Bank	2.0	1.3
SK Telecom Co. Ltd.	1.8	3.3
Cheung Kong Holdings Ltd.	1.8	3.1
	32.1
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.3	29.1
Information Technology	25.7	20.9
Consumer Discretionary	9.5	6.1
Telecommunication Services	8.5	11.2
Industrials	7.4	11.1
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
Stocks 91.6%	Stocks 95.1%
Short-Term Investments and Net Other Assets 8.4%	Short-Term Investments and Net Other Assets 4.9%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value (Note 1)
China - 1.0%
China Petroleum & Chemical Corp. (H Shares)	752,000	$ 120,527
PetroChina Co. Ltd. (H Shares)	1,132,000	230,780
TOTAL CHINA		351,307
Hong Kong - 22.3%
ASM Pacific Technology Ltd.	29,000	76,970
Cheung Kong Holdings Ltd.	66,000	628,342
China Mobile (Hong Kong) Ltd. (a)	336,500	1,117,853
CLP Holdings Ltd.	73,200	287,202
CNOOC Ltd.	151,500	200,081
Dah Sing Financial Holdings Ltd.	21,600	110,228
Denway Motors Ltd.	428,000	127,592
Esprit Holdings Ltd.	78,000	150,017
Hang Seng Bank Ltd.	63,900	731,248
Henderson Land Development Co. Ltd.	41,000	199,767
Hong Kong & China Gas Co. Ltd.	279,400	349,290
Hong Kong Electric Holdings Ltd.	77,000	292,239
Hong Kong Exchanges & Clearing Ltd.	58,000	103,371
Hutchison Whampoa Ltd.	155,000	1,361,375
Johnson Electric Holdings Ltd.	196,000	296,547
Li & Fung Ltd.	182,000	291,700
Pacific Century CyberWorks Ltd. (a)	800,320	205,234
SmarTone Telecommunications Holdings Ltd. (a)	17,000	19,400
Sun Hung Kai Properties Ltd.	95,000	828,301
Swire Pacific Ltd. (A Shares)	65,000	389,212
Television Broadcasts Ltd.	33,000	162,903
TOTAL HONG KONG		7,928,872
India - 7.2%
Bharat Petroleum Corp. Ltd.	22,020	131,881
Dr. Reddy's Laboratories Ltd.	7,910	161,538
Grasim Industries Ltd.	11,180	66,045
Hero Honda Motors Ltd.	16,500	119,813
Hindalco Industries Ltd.	5,200	77,400
Hindustan Lever Ltd.	52,070	215,814
Hindustan Petroleum Corp. Ltd.	10,070	58,829
Housing Development Finance Corp. Ltd.	9,500	126,269
Infosys Technologies Ltd.	4,770	359,675
ITC Ltd.	7,900	101,596
Ranbaxy Laboratories Ltd.	13,010	226,033
Reliance Industries Ltd.	43,980	250,460
Satyam Computer Services Ltd.	37,120	198,838
Common Stocks - continued
	Shares	Value (Note 1)
India - continued
State Bank of India	35,815	$ 166,924
Sun Pharmaceutical Industries Ltd.	4,920	63,393
Tata Engineering & Locomotive Co. Ltd. (a)	38,340	101,002
Tata Iron & Steel Co. Ltd.	47,070	106,973
Videsh Sanchar Nigam Ltd.	8,670	33,985
TOTAL INDIA		2,566,468
Indonesia - 1.3%
Gudang Garam PT Perusahaan (a)	46,500	56,974
PT Astra International Tbk (a)	135,500	56,549
PT Hanjaya Mandala Sampoerna Tbk	73,000	34,176
PT Indosat (Persero) Tbk	68,000	92,777
PT Telkomunikasi Indonesia Tbk	462,500	207,865
TOTAL INDONESIA		448,341
Korea (South) - 24.7%
Cheil Communications, Inc.	710	96,393
Dae Duck Electronics Co. Ltd.	6,150	71,090
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	12,200	84,236
Daishin Securities Co. Ltd.	7,410	134,231
Good Morning Securities Co. Ltd. (a)	19,290	92,035
Hana Bank	15,537	203,705
Hyundai Mobis	4,100	100,830
Hyundai Motor Co. Ltd.	13,530	503,832
Kookmin Bank	15,219	695,422
Kookmin Credit Card Co. Ltd.	1,790	65,407
Korea Electric Power Corp.	14,470	275,031
KT Corp. (a)	4,280	193,247
LG Investment & Securities Co. Ltd. (a)	6,170	80,416
Pacific Corp.	770	89,306
POSCO	4,590	457,576
Samsung Corp.	17,440	125,963
Samsung Electro-Mechanics Co. Ltd.	4,790	283,164
Samsung Electronics Co. Ltd.	11,187	3,315,309
Samsung Fire & Marine Insurance Co. Ltd.	3,150	213,829
Samsung SDI Co. Ltd.	3,700	322,925
Samsung Securities Co. Ltd. (a)	5,100	172,110
Shinhan Financial Group Co. Ltd.	25,760	349,728
Shinsegae Co. Ltd.	1,180	196,361
SK Telecom Co. Ltd.	3,280	639,969
TOTAL KOREA (SOUTH)		8,762,115
Common Stocks - continued
	Shares	Value (Note 1)
Malaysia - 6.3%
AMMB Holdings BHD	111,400	$ 175,895
Berjaya Sports Toto BHD	45,000	108,947
Commerce Asset Holding BHD	56,000	134,842
Gamuda BHD	57,000	95,250
Genting BHD	31,800	130,547
Magnum Corp. BHD	86,000	67,216
Malayan Banking BHD	120,900	292,705
Malaysian Pacific Industries BHD	15,000	86,842
Malaysian Resources Corp. BHD (a)	206,000	93,784
New Straits Times Press BHD	26,000	45,500
Perusahaan Otomobile Nasional BHD	40,000	118,947
Public Bank BHD (For. Reg.)	166,600	171,861
Resorts World BHD	74,000	204,474
Sime Darby BHD	88,000	125,053
Tanjong PLC	55,000	154,868
Telekom Malaysia BHD	46,000	117,421
Tenaga Nasional BHD	43,000	127,868
TOTAL MALAYSIA		2,252,020
Philippines - 0.3%
Bank of the Phillipene Island (BPI)	28,450	38,776
Manila Electric Co. Class B (a)	25,144	19,370
Philippine Long Distance Telephone Co.	6,000	54,519
TOTAL PHILIPPINES		112,665
Singapore - 8.8%
Allgreen Properties Ltd.	94,000	55,911
CapitaLand Ltd.	126,000	120,744
Chartered Semiconductor Manufacturing Ltd. (a)	55,000	138,731
City Developments Ltd.	47,000	160,485
Datacraft Asia Ltd.	5,800	11,832
DBS Group Holdings Ltd.	73,463	566,423
Oversea-Chinese Banking Corp. Ltd.	55,604	398,101
Sembcorp Logistics Ltd.	51,000	62,354
Singapore Airlines Ltd.	43,000	331,543
Singapore Press Holdings Ltd.	25,298	313,482
Singapore Telecommunications Ltd.	319,000	268,798
United Overseas Bank Ltd.	69,470	550,939
Venture Manufacturing (Singapore) Ltd.	16,000	149,800
TOTAL SINGAPORE		3,129,143
Taiwan - 16.1%
Accton Technology Corp. (a)	42,000	101,759
Common Stocks - continued
	Shares	Value (Note 1)
Taiwan - continued
Advanced Semiconductor Engineering, Inc.	144,000	$ 137,064
Asustek Computer, Inc.	87,016	314,984
BenQ Corp.	70,000	160,513
Cathay Financial Holding Co. Ltd. (a)	196,067	294,072
ChinaTrust Commercial Bank	600,733	531,944
Formosa Chemicals & Fibre Corp.	186,000	167,384
Fubon Financial Holding Co. Ltd. (a)	431,000	440,075
Hon Hai Precision Industries Co. Ltd.	80,800	354,243
Macronix International Co. Ltd.	72,000	56,072
Quanta Computer, Inc.	87,000	293,597
Realtek Semiconductor Corp.	30,000	141,044
Siliconware Precision Industries Co. Ltd.	49,033	46,247
Sunplus Technology Co. Ltd.	29,950	103,663
Taiwan Semiconductor Manufacturing Co. Ltd.	529,075	1,335,277
United Microelectronics Corp.	497,560	760,620
Yageo Corp.	304,000	252,530
Yuanta Core Pacific Securities Co. Ltd. (a)	329,000	243,879
TOTAL TAIWAN		5,734,967
Thailand - 1.7%
Advanced Info Service PCL (For. Reg.)	80,700	82,109
Bangkok Bank Ltd. PCL (For. Reg.) (a)	62,200	92,052
Land & House PCL (For. Reg.) (a)	40,300	65,699
PTT Exploration & Production PCL (For. Reg.)	46,800	114,714
Shin Corp. PCL (For. Reg.) (a)	131,700	49,032
Siam Cement PCL (For. Reg.)	3,400	77,049
Siam Commercial Bank PLC (For. Reg.) (a)	140,800	81,071
TelecomAsia Corp. PCL (a)	100	18
TelecomAsia Corp. PCL rights 4/30/08	190,863	0
Thai Farmers Bank PCL (For. Reg.) (a)	74,700	52,685
TOTAL THAILAND		614,429
United Kingdom - 0.8%
HSBC Holdings PLC (Hong Kong) (Reg.)	23,776	285,360
TOTAL COMMON STOCKS (Cost $24,899,683)		32,185,687
Nonconvertible Preferred Stocks - 1.1%
	Shares	Value (Note 1)
Korea (South) - 1.1%
LG Electronics Investment Co.	1,650	$ 28,481
LG Electronics, Inc.	13,522	267,503
Samsung Electro-Mechanics Co. Ltd.	3,440	106,483
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $242,808)		402,467
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 1.85% (b) (Cost $488,283)	488,283	488,283
TOTAL INVESTMENT PORTFOLIO - 93.0% (Cost $25,630,774)		33,076,437
NET OTHER ASSETS - 7.0%		2,476,636
NET ASSETS - 100%		$ 35,553,073
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $17,187,602 and $17,766,176, respectively.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $25,858,112. Net unrealized appreciation aggregated $7,218,325, of which $9,405,474 related to appreciated investment securities and $2,187,149 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $8,364,000 of which $3,098,000 and $5,266,000 will expire on October 31, 2006 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $25,630,774) - See accompanying schedule		$ 33,076,437
Foreign currency held at value (cost $1,184,402)		1,188,683
Receivable for investments sold		457,235
Receivable for fund shares sold		838,863
Dividends receivable		62,047
Interest receivable		1,037
Other receivables		298,982
Total assets		35,923,284
Liabilities
Payable to custodian bank	$ 48,219
Payable for investments purchased	230,850
Payable for fund shares redeemed	6,718
Accrued management fee	11,553
Distribution fees payable	11,704
Other payables and accrued expenses	61,167
Total liabilities		370,211
Net Assets		$ 35,553,073
Net Assets consist of:
Paid in capital		$ 36,867,383
Accumulated net investment (loss)		(175,255)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,582,650)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,443,595
Net Assets		$ 35,553,073

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,903,689 ÷ 1,949,285 shares)	$ 12.26
Maximum offering price per share (100/94.25 of $12.26)	$ 13.01
Class T: Net Asset Value and redemption price per share ($5,051,592 ÷ 415,032 shares)	$ 12.17
Maximum offering price per share (100/96.50 of $12.17)	$ 12.61
Class B: Net Asset Value and offering price per share ($3,456,760 ÷ 288,384 shares) A	$ 11.99
Class C: Net Asset Value and offering price per share ($2,486,461 ÷ 207,236 shares) A	$ 12.00
Institutional Class: Net Asset Value, offering price and redemption price per share ($654,571 ÷ 52,986 shares)	$ 12.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 260,130
Interest		8,775
		268,905
Less foreign taxes withheld		(21,148)
Total income		247,757
Expenses
Management fee	$ 115,609
Transfer agent fees	62,530
Distribution fees	61,570
Accounting fees and expenses	30,078
Non-interested trustees' compensation	50
Custodian fees and expenses	78,572
Registration fees	56,591
Audit	26,704
Legal	10,637
Miscellaneous	2,816
Total expenses before reductions	445,157
Expense reductions	(108,830)	336,327
Net investment income (loss)		(88,570)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	86,127
Foreign currency transactions	(21,350)
Total net realized gain (loss)		64,777
Change in net unrealized appreciation (depreciation) on: Investment securities	8,948,856
Assets and liabilities in foreign currencies	14,636
Total change in net unrealized appreciation (depreciation)		8,963,492
Net gain (loss)		9,028,269
Net increase (decrease) in net assets resulting from operations		$ 8,939,699

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (88,570)	$ (135,436)
Net realized gain (loss)	64,777	(4,893,990)
Change in net unrealized appreciation (depreciation)	8,963,492	(4,276,530)
Net increase (decrease) in net assets resulting from operations	8,939,699	(9,305,956)
Share transactions - net increase (decrease)	1,233,231	(8,175,474)
Total increase (decrease) in net assets	10,172,930	(17,481,430)
Net Assets
Beginning of period	25,380,143	42,861,573
End of period (including accumulated net investment loss of $175,255 and accumulated net investment loss of $86,685, respectively)	$ 35,553,073	$ 25,380,143

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 I	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 12.29	$ 15.01	$ 9.61	$ 11.59	$ 15.94
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.12)	(.03)	.03	.01
Net realized and unrealized gain (loss)	3.13	(3.11)	(2.60)	5.30	(1.73)	(3.94)
Total from investment operations	3.11	(3.14)	(2.72)	5.27	(1.70)	(3.93)
Distributions from net investment income	-	-	-	-	(.07)	(.01)
Distributions in excess of net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	-	-	-	-	(.13)	(.41)
Distributions in excess of net realized gain	-	-	-	-	(.06)	-
Total distributions	-	-	-	-	(.29)	(.42)
Redemption fees added to paid in capital E	-	-	-	.13	.01 H	- G
Net asset value, end of period	$ 12.26	$ 9.15	$ 12.29	$ 15.01	$ 9.61	$ 11.59
Total Return B, C, D	33.99%	(25.55)%	(18.12)%	56.19%	(14.43)%	(25.23)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.57% A	2.56%	1.98%	2.04%	2.57%	1.72%
Expenses net of voluntary waivers, if any	2.00% A	2.00%	1.98%	2.04%	2.57%	1.72%
Expenses net of all reductions	1.98% A	1.97%	1.96%	2.03%	2.54%	1.71%
Net investment income (loss)	(.42)% A	(.26)%	(.69)%	(.22)%	.30%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,904	$ 18,151	$ 31,386	$ 82,492	$ 65,751	$ 88,102
Portfolio turnover rate	116% A	62%	96%	62%	42%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G The fund incurred expenses of $.01 per share in connection with its tender offer which were offset by redemption fees collected as part of the tender offer. H The fund incurred expenses of $.005 per share in connection with its tender offer which were offset by redemption fees collected as part of the tender offer. I Prior to June 16, 1999, the fund operated as a closed-end management company. Shares of the fund existing at the time of its conversion to an open-ended management investment company were exchanged for Class A shares.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.09	$ 12.25	$ 15.01	$ 14.44
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	(.14)	.13
Net realized and unrealized gain (loss)	3.12	(3.10)	(2.62)	.34H
Total from investment operations	3.08	(3.16)	(2.76)	.47
Redemption fees added to paid in capital E	-	-	-	.10H
Net asset value, end of period	$ 12.17	$ 9.09	$ 12.25	$ 15.01
Total Return B, C, D	33.88%	(25.80)%	(18.39)%	3.95%
Ratios to Average Net Assets G
Expenses before expense reductions	3.26% A	3.41%	2.17%	2.50% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.17%	2.25% A
Expenses net of all reductions	2.24% A	2.22%	2.15%	2.25% A
Net investment income (loss)	(.68)% A	(.51)%	(.88)%	2.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,052	$ 2,842	$ 4,165	$ 1,405
Portfolio turnover rate	116% A	62%	96%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period June 16, 1999 (commencement of sale of shares) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per-share amounts have been reclassified to reflect redemption fees on a class level.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 12.15	$ 14.98	$ 14.44
Income from Investment Operations
Net investment income (loss) E	(.07)	(.11)	(.24)	.08
Net realized and unrealized gain (loss)	3.09	(3.07)	(2.59)	.37 H
Total from investment operations	3.02	(3.18)	(2.83)	.45
Redemption fees added to paid in capital E	-	-	-	.09 H
Net asset value, end of period	$ 11.99	$ 8.97	$ 12.15	$ 14.98
Total Return B, C, D	33.67%	(26.17)%	(18.89)%	3.74%
Ratios to Average Net Assets G
Expenses before expense reductions	3.64% A	3.66%	2.77%	3.19% A
Expenses net of voluntary waivers, if any	2.75% A	2.75%	2.77%	2.75% A
Expenses net of all reductions	2.74% A	2.72%	2.75%	2.75% A
Net investment income (loss)	(1.18)% A	(1.01)%	(1.48)%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,457	$ 2,466	$ 3,664	$ 977
Portfolio turnover rate	116% A	62%	96%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period June 16, 1999 (commencement of sale of shares) to October 31, 1999.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per-share amounts have been reclassified to reflect redemption fees on a class level.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.98	$ 12.16	$ 14.97	$ 14.44
Income from Investment Operations
Net investment income (loss) E	(.07)	(.11)	(.23)	.04
Net realized and unrealized gain (loss)	3.09	(3.07)	(2.58)	.38 H
Total from investment operations	3.02	(3.18)	(2.81)	.42
Redemption fees added to paid in capital E	-	-	-	.11 H
Net asset value, end of period	$ 12.00	$ 8.98	$ 12.16	$ 14.97
Total Return B, C, D	33.63%	(26.15)%	(18.77)%	3.67%
Ratios to Average Net Assets G
Expenses before expense reductions	3.57% A	3.52%	2.68%	3.00% A
Expenses net of voluntary waivers, if any	2.75% A	2.75%	2.68%	2.75% A
Expenses net of all reductions	2.74% A	2.72%	2.66%	2.75% A
Net investment income (loss)	(1.18)% A	(1.01)%	(1.40)%	.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,486	$ 1,263	$ 2,124	$ 614
Portfolio turnover rate	116% A	62%	96%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period June 16, 1999 (commencement of sale of shares) to October 31, 1999.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per-share amounts have been reclassified to reflect redemption fees on a class level.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.21	$ 12.34	$ 15.03	$ 14.44
Income from Investment Operations
Net investment income (loss) D	(.01)	-	(.03)	.05
Net realized and unrealized gain (loss)	3.15	(3.13)	(2.66)	.40 G
Total from investment operations	3.14	(3.13)	(2.69)	.45
Redemption fees added to paid in capital D	-	-	-	.14 G
Net asset value, end of period	$ 12.35	$ 9.21	$ 12.34	$ 15.03
Total Return B, C	34.09%	(25.36)%	(17.90)%	4.09%
Ratios to Average Net Assets F
Expenses before expense reductions	2.23%A	2.20%	1.45%	1.97% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.45%	1.75% A
Expenses net of all reductions	1.74% A	1.72%	1.42%	1.75% A
Net investment income (loss)	(.18)% A	(.01)%	(.16)%	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 655	$ 658	$ 1,523	$ 172
Portfolio turnover rate	116% A	62%	96%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period June 16, 1999 (commencement of sale of shares) to October 31, 1999. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Per-share amounts have been reclassified to reflect redemption fees on a class level.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Asia Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

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Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 27,738	$ 4,032
Class T	.25%	.25%	9,382	828
Class B	.75%	.25%	15,471	11,638
Class C	.75%	.25%	8,979	2,213
			$ 61,570	$ 18,711

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 2,925	$ 1,734
Class T	4,686	931
Class B	4,703	4,703 *
Class C	6	6 *
	$ 12,320	$ 7,374

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 33,221	.30 *
Class T	13,845	.74 *
Class B	9,604	.62 *
Class C	4,924	.55 *
Institutional Class	936	.21 *
	$ 62,530

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,490 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	2.00%	$ 63,940
Class T	2.25%	18,850
Class B	2.75%	13,742
Class C	2.75%	7,318
Institutional Class	1.75%	2,122
		$ 105,972

Certain security trades were directed to brokers who paid $2,858 of the fund's expenses.

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2002	2001	2002	2001

Class A Shares sold	898,350	1,537,807	$ 9,792,352	$ 17,159,641
Shares redeemed	(933,405)	(2,107,591)	(10,447,893)	(23,976,388)
Net increase (decrease)	(35,055)	(569,784)	$ (655,541)	$ (6,816,747)
Class T Shares sold	175,010	282,856	$ 2,052,299	$ 3,253,947
Shares redeemed	(72,541)	(310,378)	(803,618)	(3,504,692)
Net increase (decrease)	102,469	(27,522)	$ 1,248,681	$ (250,745)
Class B Shares sold	48,009	138,917	$ 539,161	$ 1,546,686
Shares redeemed	(34,443)	(165,559)	(378,697)	(1,853,887)
Net increase (decrease)	13,566	(26,642)	$ 160,464	$ (307,201)
Class C Shares sold	106,660	497,495	$ 1,230,141	$ 6,062,875
Shares redeemed	(40,064)	(531,530)	(467,047)	(6,355,238)
Net increase (decrease)	66,596	(34,035)	$ 763,094	$ (292,363)
Institutional Class Shares sold	152,249	123,492	$ 1,636,206	$ 1,449,301
Shares redeemed	(170,700)	(175,405)	(1,919,673)	(1,957,719)
Net increase (decrease)	(18,451)	(51,913)	$ (283,467)	$ (508,418)

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corp.

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

AEA-SANN-0602 156941
1.703637.104

Fidelity® Advisor

Emerging Asia

Fund - Institutional Class

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Emerging Asia Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on June 16, 1999. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns between March 25, 1994 and June 16, 1999 are those of Fidelity® Advisor Emerging Asia Fund, Inc., the Closed-End Fund. On June 15, 1999, the Closed-End Fund reorganized as an open-end fund through a transfer of all of its assets and liabilities to Fidelity ® Advisor Emerging Asia Fund (the fund). Shareholders of the Closed-End Fund received Class A shares of the fund in exchange for their shares of the Closed-End fund. If the effect of Institutional Class expenses was reflected, returns may be lower than shown because Institutional Class shares of the fund may have higher total expenses than the Closed-End Fund. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Asia - Inst CL	34.09%	9.39%	-19.94%	-4.96%
MSCI® AC Asia Free ex Japan	38.68%	13.70%	-33.35%	-24.47%
Pacific Region ex Japan Funds Average	36.00%	13.42%	-21.15%	n/a *

Cumulative total returns show Institutional Class performance in percentage terms over a set period - in this case, six months, one year, five years or since the Closed-End Fund started on March 25, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital International SM AC (All Country) Asia Free ex Japan Index - a market capitalization-weighted index of over 450 stocks traded in 11 Asian markets, excluding Japan. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the Pacific Region ex Japan funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 71 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Asia - Inst CL	9.39%	-4.35%	-0.63%
MSCI AC Asia Free ex Japan	13.70%	-7.79%	-3.40%
Pacific Region ex Japan Funds Average	13.42%	-5.34%	n/a *

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares' had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Asia Fund - Institutional Class on March 25, 1994, when the Closed-End Fund started. As the chart shows, by April 30, 2002, the value of the investment would have been $9,504 - a 4.96% decrease on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC Asia Free ex Japan Index did over the same period. With dividends reinvested, the same $10,000 would have been $7,553 - a 24.47% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

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Fund Talk: The Manager's Overview

Market Recap

Emerging Asian equity benchmarks outperformed most of their counterparts across the globe during the six-month period ending April 30, 2002. In that time, the Morgan Stanley Capital International SM (MSCI®) All Country Asia Free ex Japan Index - an index of more than 450 stocks traded in 11 emerging Asian markets, excluding Japan - jumped 38.68%. Powerful rallies in South Korea, Taiwan, Thailand and other countries helped propel the index's strong return and overcome the weaker relative performance of its largest component, Hong Kong. The low valuations of emerging Asian stocks proved attractive during the period. Many of these nations were among the world's weakest performers six months ago. But with global economies on the mend during the past several months, renewed capital spending on technology helped drive the strong performance of many emerging Asian countries, a number of which are among the world's foremost tech exporters. South Korea and Taiwan were particular beneficiaries of the more tech-friendly global climate. Outsourcing from the U.S. and Europe also continued to benefit Southeast Asian exporters. The strong performance of the banking and financial industries in Thailand, Malaysia and Korea further fueled performance. On the down side, sluggish property demand, rising unemployment and weak economic data held back the performance of Hong Kong's stock market.

(Portfolio Manager photograph)
An interview with Yosawadee Polcharoen, Portfolio Manager of Fidelity Advisor Emerging Asia Fund

Q. How did the fund perform, Yosawadee?

A. For the six months that ended April 30, 2002, the fund's Institutional Class shares returned 34.09%. This compares to a 38.68% return for the Morgan Stanley Capital International (MSCI) All Country Asia Free ex-Japan Index. Meanwhile, the Pacific region ex Japan funds average tracked by Lipper Inc. returned 36.00%. For the 12 months ending April 30, 2002, the fund's Institutional Class shares returned 9.39%. The MSCI index returned 13.70% during the past year, and the Lipper average return was 13.42%.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Why did the fund underperform its benchmarks during the past six months?

A. While the fund's absolute performance was very strong, its relative performance suffered due to our exposure to the property and banking sectors in Hong Kong. Despite the lower interest rate environment, the property market in Hong Kong suffered continued downward pressure as weak economic data and poor earnings results kept prices in check. As a result, I later trimmed the fund's exposure to property stocks in Hong Kong.

Q. What specific stocks and sectors helped performance?

A. South Korean and Taiwanese technology stocks were positive for the fund's performance. Positive earnings forecasts from company management, recovering memory chip prices and improving order flows fueled buying in both countries. Korea's Samsung Electronics, one of the world's leading electronics manufacturers, saw its stock price jump approximately 120% in the six-month period. Similarly, the technology-based manufacturing companies of Taiwan experienced a recovery in global demand, while inventory levels were at record lows. This boosted shares of companies such as United Microelectronics, which gained 47%. The fund's exposure to Korean banking and consumer companies also worked out well, as their stocks rallied sharply due to benefits from government retail banking restructuring and increased consumption in the improving domestic economy. As an example, Kookmin Bank's stock increased 45% as signs that the domestic economic recovery in Korea remained firmly on track.

Q. What would you highlight as disappointments for the fund in the past year?

A. The inability of the Hong Kong property market to recover substantially despite the lower interest rate environment was a disappointment to me. Weak economic data, along with rising unemployment and falling consumer prices, dragged on investor confidence. Cheung Kong Holdings and Hutchison Whampoa, major Hong Kong property developers and conglomerates, both underperformed the MSCI benchmark and hurt the fund's relative performance

Q. What changes did you make to the fund during the six-month period?

A. I added to our already-overweighted positions in Korean and other regional banking stocks, feeling the consumer recovery would lead to increased business development and more aggressive lending by the banks. I remained positive on exporters and outsourcing stocks. I also added to banking and selected consumer positions in Malaysia, as I continued to believe that the government's restructuring campaign and business incentives would further advance the recovery there. In contrast, I underweighted telecommunications stocks when fixed line and mobile operators came under selling pressure due to continued concerns over regulatory constraints. In general, each of these strategies played a positive role in the fund's strong absolute return.

Q. What's your outlook for the Southeast Asian markets?

A. Southeast Asia's stock markets have already made a major recovery from the lows experienced in the fourth quarter of 2001. Most of this rally has been based on expectations of a global economic recovery that began in the first quarter of 2002. However, any signs that the U.S. recovery is starting to run out of steam or weaker-than-expected earnings results may cause investors to take profits, especially in the Korean and Taiwanese markets. Despite this concern, many of the Asian markets have continued to experience consumer driven cyclical recoveries, and many are well-positioned to benefit from further improvement in the global economic picture. At the end of the period, fund flows into the region remained positive, and any improvement in the U.S. should directly benefit the markets and economies of Southeast Asia.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term capital appreciation by normally investing at least 80% of assets in securities of Asian emerging-markets issuers and other investments that are tied economically to Asian emerging markets

Start date: March 25, 1994 (Closed-End Fund)

Size: as of April 30, 2002, more than $35 million

Manager: Yosawadee Polcharoen, since 1999; joined Fidelity in 1992

3

Yosawadee Polcharoen on the U.S. and global economic recovery:

"I don't want to try to predict how strong the U.S. economic recovery may or may not be. I prefer to focus on stocks that managed to gain market share even in a stagnant environment, especially among the export-oriented companies in Southeast Asia. These companies have already shown that they can grow, and I expect that trend to continue at the expense of the weaker players.

"I feel that the global recovery will be different from previous cycles. Over the past few years, Asia has become very important for outsourcing for the U.S., Europe and elsewhere. In previous global recoveries, we always saw the new orders being placed in the domestic economies of the U.S. and Europe first. Now everyone is very bottom-line driven, and Asian companies are generally highly efficient and can produce more cheaply than their Western counterparts. So even at this early stage of recovery, I expect that many orders will come to Asia first. This makes me reasonably comfortable about the macroeconomic outlook in the near term. It also means that even a very moderate ´back to normal business' order number would be good for the region, and any addition or strong growth from the U.S. would be a bonus."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	9.3	5.0
Hutchison Whampoa Ltd.	3.8	6.3
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8	5.0
China Mobile (Hong Kong) Ltd.	3.1	3.9
Sun Hung Kai Properties Ltd.	2.3	2.7
United Microelectronics Corp.	2.1	2.4
Hang Seng Bank Ltd.	2.1	3.8
Kookmin Bank	2.0	1.3
SK Telecom Co. Ltd.	1.8	3.3
Cheung Kong Holdings Ltd.	1.8	3.1
	32.1
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.3	29.1
Information Technology	25.7	20.9
Consumer Discretionary	9.5	6.1
Telecommunication Services	8.5	11.2
Industrials	7.4	11.1
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
Stocks 91.6%	Stocks 95.1%
Short-Term Investments and Net Other Assets 8.4%	Short-Term Investments and Net Other Assets 4.9%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value (Note 1)
China - 1.0%
China Petroleum & Chemical Corp. (H Shares)	752,000	$ 120,527
PetroChina Co. Ltd. (H Shares)	1,132,000	230,780
TOTAL CHINA		351,307
Hong Kong - 22.3%
ASM Pacific Technology Ltd.	29,000	76,970
Cheung Kong Holdings Ltd.	66,000	628,342
China Mobile (Hong Kong) Ltd. (a)	336,500	1,117,853
CLP Holdings Ltd.	73,200	287,202
CNOOC Ltd.	151,500	200,081
Dah Sing Financial Holdings Ltd.	21,600	110,228
Denway Motors Ltd.	428,000	127,592
Esprit Holdings Ltd.	78,000	150,017
Hang Seng Bank Ltd.	63,900	731,248
Henderson Land Development Co. Ltd.	41,000	199,767
Hong Kong & China Gas Co. Ltd.	279,400	349,290
Hong Kong Electric Holdings Ltd.	77,000	292,239
Hong Kong Exchanges & Clearing Ltd.	58,000	103,371
Hutchison Whampoa Ltd.	155,000	1,361,375
Johnson Electric Holdings Ltd.	196,000	296,547
Li & Fung Ltd.	182,000	291,700
Pacific Century CyberWorks Ltd. (a)	800,320	205,234
SmarTone Telecommunications Holdings Ltd. (a)	17,000	19,400
Sun Hung Kai Properties Ltd.	95,000	828,301
Swire Pacific Ltd. (A Shares)	65,000	389,212
Television Broadcasts Ltd.	33,000	162,903
TOTAL HONG KONG		7,928,872
India - 7.2%
Bharat Petroleum Corp. Ltd.	22,020	131,881
Dr. Reddy's Laboratories Ltd.	7,910	161,538
Grasim Industries Ltd.	11,180	66,045
Hero Honda Motors Ltd.	16,500	119,813
Hindalco Industries Ltd.	5,200	77,400
Hindustan Lever Ltd.	52,070	215,814
Hindustan Petroleum Corp. Ltd.	10,070	58,829
Housing Development Finance Corp. Ltd.	9,500	126,269
Infosys Technologies Ltd.	4,770	359,675
ITC Ltd.	7,900	101,596
Ranbaxy Laboratories Ltd.	13,010	226,033
Reliance Industries Ltd.	43,980	250,460
Satyam Computer Services Ltd.	37,120	198,838
Common Stocks - continued
	Shares	Value (Note 1)
India - continued
State Bank of India	35,815	$ 166,924
Sun Pharmaceutical Industries Ltd.	4,920	63,393
Tata Engineering & Locomotive Co. Ltd. (a)	38,340	101,002
Tata Iron & Steel Co. Ltd.	47,070	106,973
Videsh Sanchar Nigam Ltd.	8,670	33,985
TOTAL INDIA		2,566,468
Indonesia - 1.3%
Gudang Garam PT Perusahaan (a)	46,500	56,974
PT Astra International Tbk (a)	135,500	56,549
PT Hanjaya Mandala Sampoerna Tbk	73,000	34,176
PT Indosat (Persero) Tbk	68,000	92,777
PT Telkomunikasi Indonesia Tbk	462,500	207,865
TOTAL INDONESIA		448,341
Korea (South) - 24.7%
Cheil Communications, Inc.	710	96,393
Dae Duck Electronics Co. Ltd.	6,150	71,090
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	12,200	84,236
Daishin Securities Co. Ltd.	7,410	134,231
Good Morning Securities Co. Ltd. (a)	19,290	92,035
Hana Bank	15,537	203,705
Hyundai Mobis	4,100	100,830
Hyundai Motor Co. Ltd.	13,530	503,832
Kookmin Bank	15,219	695,422
Kookmin Credit Card Co. Ltd.	1,790	65,407
Korea Electric Power Corp.	14,470	275,031
KT Corp. (a)	4,280	193,247
LG Investment & Securities Co. Ltd. (a)	6,170	80,416
Pacific Corp.	770	89,306
POSCO	4,590	457,576
Samsung Corp.	17,440	125,963
Samsung Electro-Mechanics Co. Ltd.	4,790	283,164
Samsung Electronics Co. Ltd.	11,187	3,315,309
Samsung Fire & Marine Insurance Co. Ltd.	3,150	213,829
Samsung SDI Co. Ltd.	3,700	322,925
Samsung Securities Co. Ltd. (a)	5,100	172,110
Shinhan Financial Group Co. Ltd.	25,760	349,728
Shinsegae Co. Ltd.	1,180	196,361
SK Telecom Co. Ltd.	3,280	639,969
TOTAL KOREA (SOUTH)		8,762,115
Common Stocks - continued
	Shares	Value (Note 1)
Malaysia - 6.3%
AMMB Holdings BHD	111,400	$ 175,895
Berjaya Sports Toto BHD	45,000	108,947
Commerce Asset Holding BHD	56,000	134,842
Gamuda BHD	57,000	95,250
Genting BHD	31,800	130,547
Magnum Corp. BHD	86,000	67,216
Malayan Banking BHD	120,900	292,705
Malaysian Pacific Industries BHD	15,000	86,842
Malaysian Resources Corp. BHD (a)	206,000	93,784
New Straits Times Press BHD	26,000	45,500
Perusahaan Otomobile Nasional BHD	40,000	118,947
Public Bank BHD (For. Reg.)	166,600	171,861
Resorts World BHD	74,000	204,474
Sime Darby BHD	88,000	125,053
Tanjong PLC	55,000	154,868
Telekom Malaysia BHD	46,000	117,421
Tenaga Nasional BHD	43,000	127,868
TOTAL MALAYSIA		2,252,020
Philippines - 0.3%
Bank of the Phillipene Island (BPI)	28,450	38,776
Manila Electric Co. Class B (a)	25,144	19,370
Philippine Long Distance Telephone Co.	6,000	54,519
TOTAL PHILIPPINES		112,665
Singapore - 8.8%
Allgreen Properties Ltd.	94,000	55,911
CapitaLand Ltd.	126,000	120,744
Chartered Semiconductor Manufacturing Ltd. (a)	55,000	138,731
City Developments Ltd.	47,000	160,485
Datacraft Asia Ltd.	5,800	11,832
DBS Group Holdings Ltd.	73,463	566,423
Oversea-Chinese Banking Corp. Ltd.	55,604	398,101
Sembcorp Logistics Ltd.	51,000	62,354
Singapore Airlines Ltd.	43,000	331,543
Singapore Press Holdings Ltd.	25,298	313,482
Singapore Telecommunications Ltd.	319,000	268,798
United Overseas Bank Ltd.	69,470	550,939
Venture Manufacturing (Singapore) Ltd.	16,000	149,800
TOTAL SINGAPORE		3,129,143
Taiwan - 16.1%
Accton Technology Corp. (a)	42,000	101,759
Common Stocks - continued
	Shares	Value (Note 1)
Taiwan - continued
Advanced Semiconductor Engineering, Inc.	144,000	$ 137,064
Asustek Computer, Inc.	87,016	314,984
BenQ Corp.	70,000	160,513
Cathay Financial Holding Co. Ltd. (a)	196,067	294,072
ChinaTrust Commercial Bank	600,733	531,944
Formosa Chemicals & Fibre Corp.	186,000	167,384
Fubon Financial Holding Co. Ltd. (a)	431,000	440,075
Hon Hai Precision Industries Co. Ltd.	80,800	354,243
Macronix International Co. Ltd.	72,000	56,072
Quanta Computer, Inc.	87,000	293,597
Realtek Semiconductor Corp.	30,000	141,044
Siliconware Precision Industries Co. Ltd.	49,033	46,247
Sunplus Technology Co. Ltd.	29,950	103,663
Taiwan Semiconductor Manufacturing Co. Ltd.	529,075	1,335,277
United Microelectronics Corp.	497,560	760,620
Yageo Corp.	304,000	252,530
Yuanta Core Pacific Securities Co. Ltd. (a)	329,000	243,879
TOTAL TAIWAN		5,734,967
Thailand - 1.7%
Advanced Info Service PCL (For. Reg.)	80,700	82,109
Bangkok Bank Ltd. PCL (For. Reg.) (a)	62,200	92,052
Land & House PCL (For. Reg.) (a)	40,300	65,699
PTT Exploration & Production PCL (For. Reg.)	46,800	114,714
Shin Corp. PCL (For. Reg.) (a)	131,700	49,032
Siam Cement PCL (For. Reg.)	3,400	77,049
Siam Commercial Bank PLC (For. Reg.) (a)	140,800	81,071
TelecomAsia Corp. PCL (a)	100	18
TelecomAsia Corp. PCL rights 4/30/08	190,863	0
Thai Farmers Bank PCL (For. Reg.) (a)	74,700	52,685
TOTAL THAILAND		614,429
United Kingdom - 0.8%
HSBC Holdings PLC (Hong Kong) (Reg.)	23,776	285,360
TOTAL COMMON STOCKS (Cost $24,899,683)		32,185,687
Nonconvertible Preferred Stocks - 1.1%
	Shares	Value (Note 1)
Korea (South) - 1.1%
LG Electronics Investment Co.	1,650	$ 28,481
LG Electronics, Inc.	13,522	267,503
Samsung Electro-Mechanics Co. Ltd.	3,440	106,483
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $242,808)		402,467
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 1.85% (b) (Cost $488,283)	488,283	488,283
TOTAL INVESTMENT PORTFOLIO - 93.0% (Cost $25,630,774)		33,076,437
NET OTHER ASSETS - 7.0%		2,476,636
NET ASSETS - 100%		$ 35,553,073
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $17,187,602 and $17,766,176, respectively.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $25,858,112. Net unrealized appreciation aggregated $7,218,325, of which $9,405,474 related to appreciated investment securities and $2,187,149 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $8,364,000 of which $3,098,000 and $5,266,000 will expire on October 31, 2006 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $25,630,774) - See accompanying schedule		$ 33,076,437
Foreign currency held at value (cost $1,184,402)		1,188,683
Receivable for investments sold		457,235
Receivable for fund shares sold		838,863
Dividends receivable		62,047
Interest receivable		1,037
Other receivables		298,982
Total assets		35,923,284
Liabilities
Payable to custodian bank	$ 48,219
Payable for investments purchased	230,850
Payable for fund shares redeemed	6,718
Accrued management fee	11,553
Distribution fees payable	11,704
Other payables and accrued expenses	61,167
Total liabilities		370,211
Net Assets		$ 35,553,073
Net Assets consist of:
Paid in capital		$ 36,867,383
Accumulated net investment (loss)		(175,255)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,582,650)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,443,595
Net Assets		$ 35,553,073

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,903,689 ÷ 1,949,285 shares)	$ 12.26
Maximum offering price per share (100/94.25 of $12.26)	$ 13.01
Class T: Net Asset Value and redemption price per share ($5,051,592 ÷ 415,032 shares)	$ 12.17
Maximum offering price per share (100/96.50 of $12.17)	$ 12.61
Class B: Net Asset Value and offering price per share ($3,456,760 ÷ 288,384 shares) A	$ 11.99
Class C: Net Asset Value and offering price per share ($2,486,461 ÷ 207,236 shares) A	$ 12.00
Institutional Class: Net Asset Value, offering price and redemption price per share ($654,571 ÷ 52,986 shares)	$ 12.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 260,130
Interest		8,775
		268,905
Less foreign taxes withheld		(21,148)
Total income		247,757
Expenses
Management fee	$ 115,609
Transfer agent fees	62,530
Distribution fees	61,570
Accounting fees and expenses	30,078
Non-interested trustees' compensation	50
Custodian fees and expenses	78,572
Registration fees	56,591
Audit	26,704
Legal	10,637
Miscellaneous	2,816
Total expenses before reductions	445,157
Expense reductions	(108,830)	336,327
Net investment income (loss)		(88,570)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	86,127
Foreign currency transactions	(21,350)
Total net realized gain (loss)		64,777
Change in net unrealized appreciation (depreciation) on: Investment securities	8,948,856
Assets and liabilities in foreign currencies	14,636
Total change in net unrealized appreciation (depreciation)		8,963,492
Net gain (loss)		9,028,269
Net increase (decrease) in net assets resulting from operations		$ 8,939,699

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (88,570)	$ (135,436)
Net realized gain (loss)	64,777	(4,893,990)
Change in net unrealized appreciation (depreciation)	8,963,492	(4,276,530)
Net increase (decrease) in net assets resulting from operations	8,939,699	(9,305,956)
Share transactions - net increase (decrease)	1,233,231	(8,175,474)
Total increase (decrease) in net assets	10,172,930	(17,481,430)
Net Assets
Beginning of period	25,380,143	42,861,573
End of period (including accumulated net investment loss of $175,255 and accumulated net investment loss of $86,685, respectively)	$ 35,553,073	$ 25,380,143

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 I	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 12.29	$ 15.01	$ 9.61	$ 11.59	$ 15.94
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.12)	(.03)	.03	.01
Net realized and unrealized gain (loss)	3.13	(3.11)	(2.60)	5.30	(1.73)	(3.94)
Total from investment operations	3.11	(3.14)	(2.72)	5.27	(1.70)	(3.93)
Distributions from net investment income	-	-	-	-	(.07)	(.01)
Distributions in excess of net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	-	-	-	-	(.13)	(.41)
Distributions in excess of net realized gain	-	-	-	-	(.06)	-
Total distributions	-	-	-	-	(.29)	(.42)
Redemption fees added to paid in capital E	-	-	-	.13	.01 H	- G
Net asset value, end of period	$ 12.26	$ 9.15	$ 12.29	$ 15.01	$ 9.61	$ 11.59
Total Return B, C, D	33.99%	(25.55)%	(18.12)%	56.19%	(14.43)%	(25.23)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.57% A	2.56%	1.98%	2.04%	2.57%	1.72%
Expenses net of voluntary waivers, if any	2.00% A	2.00%	1.98%	2.04%	2.57%	1.72%
Expenses net of all reductions	1.98% A	1.97%	1.96%	2.03%	2.54%	1.71%
Net investment income (loss)	(.42)% A	(.26)%	(.69)%	(.22)%	.30%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,904	$ 18,151	$ 31,386	$ 82,492	$ 65,751	$ 88,102
Portfolio turnover rate	116% A	62%	96%	62%	42%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G The fund incurred expenses of $.01 per share in connection with its tender offer which were offset by redemption fees collected as part of the tender offer. H The fund incurred expenses of $.005 per share in connection with its tender offer which were offset by redemption fees collected as part of the tender offer. I Prior to June 16, 1999, the fund operated as a closed-end management company. Shares of the fund existing at the time of its conversion to an open-ended management investment company were exchanged for Class A shares.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.09	$ 12.25	$ 15.01	$ 14.44
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	(.14)	.13
Net realized and unrealized gain (loss)	3.12	(3.10)	(2.62)	.34H
Total from investment operations	3.08	(3.16)	(2.76)	.47
Redemption fees added to paid in capital E	-	-	-	.10H
Net asset value, end of period	$ 12.17	$ 9.09	$ 12.25	$ 15.01
Total Return B, C, D	33.88%	(25.80)%	(18.39)%	3.95%
Ratios to Average Net Assets G
Expenses before expense reductions	3.26% A	3.41%	2.17%	2.50% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.17%	2.25% A
Expenses net of all reductions	2.24% A	2.22%	2.15%	2.25% A
Net investment income (loss)	(.68)% A	(.51)%	(.88)%	2.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,052	$ 2,842	$ 4,165	$ 1,405
Portfolio turnover rate	116% A	62%	96%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period June 16, 1999 (commencement of sale of shares) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per-share amounts have been reclassified to reflect redemption fees on a class level.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 12.15	$ 14.98	$ 14.44
Income from Investment Operations
Net investment income (loss) E	(.07)	(.11)	(.24)	.08
Net realized and unrealized gain (loss)	3.09	(3.07)	(2.59)	.37 H
Total from investment operations	3.02	(3.18)	(2.83)	.45
Redemption fees added to paid in capital E	-	-	-	.09 H
Net asset value, end of period	$ 11.99	$ 8.97	$ 12.15	$ 14.98
Total Return B, C, D	33.67%	(26.17)%	(18.89)%	3.74%
Ratios to Average Net Assets G
Expenses before expense reductions	3.64% A	3.66%	2.77%	3.19% A
Expenses net of voluntary waivers, if any	2.75% A	2.75%	2.77%	2.75% A
Expenses net of all reductions	2.74% A	2.72%	2.75%	2.75% A
Net investment income (loss)	(1.18)% A	(1.01)%	(1.48)%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,457	$ 2,466	$ 3,664	$ 977
Portfolio turnover rate	116% A	62%	96%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period June 16, 1999 (commencement of sale of shares) to October 31, 1999.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per-share amounts have been reclassified to reflect redemption fees on a class level.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.98	$ 12.16	$ 14.97	$ 14.44
Income from Investment Operations
Net investment income (loss) E	(.07)	(.11)	(.23)	.04
Net realized and unrealized gain (loss)	3.09	(3.07)	(2.58)	.38 H
Total from investment operations	3.02	(3.18)	(2.81)	.42
Redemption fees added to paid in capital E	-	-	-	.11 H
Net asset value, end of period	$ 12.00	$ 8.98	$ 12.16	$ 14.97
Total Return B, C, D	33.63%	(26.15)%	(18.77)%	3.67%
Ratios to Average Net Assets G
Expenses before expense reductions	3.57% A	3.52%	2.68%	3.00% A
Expenses net of voluntary waivers, if any	2.75% A	2.75%	2.68%	2.75% A
Expenses net of all reductions	2.74% A	2.72%	2.66%	2.75% A
Net investment income (loss)	(1.18)% A	(1.01)%	(1.40)%	.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,486	$ 1,263	$ 2,124	$ 614
Portfolio turnover rate	116% A	62%	96%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period June 16, 1999 (commencement of sale of shares) to October 31, 1999.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Per-share amounts have been reclassified to reflect redemption fees on a class level.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.21	$ 12.34	$ 15.03	$ 14.44
Income from Investment Operations
Net investment income (loss) D	(.01)	-	(.03)	.05
Net realized and unrealized gain (loss)	3.15	(3.13)	(2.66)	.40 G
Total from investment operations	3.14	(3.13)	(2.69)	.45
Redemption fees added to paid in capital D	-	-	-	.14 G
Net asset value, end of period	$ 12.35	$ 9.21	$ 12.34	$ 15.03
Total Return B, C	34.09%	(25.36)%	(17.90)%	4.09%
Ratios to Average Net Assets F
Expenses before expense reductions	2.23%A	2.20%	1.45%	1.97% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.45%	1.75% A
Expenses net of all reductions	1.74% A	1.72%	1.42%	1.75% A
Net investment income (loss)	(.18)% A	(.01)%	(.16)%	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 655	$ 658	$ 1,523	$ 172
Portfolio turnover rate	116% A	62%	96%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period June 16, 1999 (commencement of sale of shares) to October 31, 1999. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflect expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Per-share amounts have been reclassified to reflect redemption fees on a class level.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Asia Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 27,738	$ 4,032
Class T	.25%	.25%	9,382	828
Class B	.75%	.25%	15,471	11,638
Class C	.75%	.25%	8,979	2,213
			$ 61,570	$ 18,711

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 2,925	$ 1,734
Class T	4,686	931
Class B	4,703	4,703 *
Class C	6	6 *
	$ 12,320	$ 7,374

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 33,221	.30 *
Class T	13,845	.74 *
Class B	9,604	.62 *
Class C	4,924	.55 *
Institutional Class	936	.21 *
	$ 62,530

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,490 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	2.00%	$ 63,940
Class T	2.25%	18,850
Class B	2.75%	13,742
Class C	2.75%	7,318
Institutional Class	1.75%	2,122
		$ 105,972

Certain security trades were directed to brokers who paid $2,858 of the fund's expenses.

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2002	2001	2002	2001

Class A Shares sold	898,350	1,537,807	$ 9,792,352	$ 17,159,641
Shares redeemed	(933,405)	(2,107,591)	(10,447,893)	(23,976,388)
Net increase (decrease)	(35,055)	(569,784)	$ (655,541)	$ (6,816,747)
Class T Shares sold	175,010	282,856	$ 2,052,299	$ 3,253,947
Shares redeemed	(72,541)	(310,378)	(803,618)	(3,504,692)
Net increase (decrease)	102,469	(27,522)	$ 1,248,681	$ (250,745)
Class B Shares sold	48,009	138,917	$ 539,161	$ 1,546,686
Shares redeemed	(34,443)	(165,559)	(378,697)	(1,853,887)
Net increase (decrease)	13,566	(26,642)	$ 160,464	$ (307,201)
Class C Shares sold	106,660	497,495	$ 1,230,141	$ 6,062,875
Shares redeemed	(40,064)	(531,530)	(467,047)	(6,355,238)
Net increase (decrease)	66,596	(34,035)	$ 763,094	$ (292,363)
Institutional Class Shares sold	152,249	123,492	$ 1,636,206	$ 1,449,301
Shares redeemed	(170,700)	(175,405)	(1,919,673)	(1,957,719)
Net increase (decrease)	(18,451)	(51,913)	$ (283,467)	$ (508,418)

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corp.

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

AEAI-SANN-0602 156943
1.741954.102

Fidelity® Advisor

Global Equity

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Global Equity Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity ® Adv Global Equity - CL A	5.53%	-9.01%	5.16%
Fidelity Adv Global Equity - CL A (incl. 5.75% sales charge)	-0.54%	-14.24%	-0.89%
MSCI® World	3.45%	-13.71%	-8.84%
Global Funds Average	5.57%	-11.91%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital InternationalSM (MSCI® World) World Index - a market capitalization-weighted index of over 1,500 equity securities of companies domiciled in 23 countries that is designed to represent the performance of developed stock markets throughout the world. To measure how Class A's performance stacked up against its peers, you can compare it to the global funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 335 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Global Equity - CL A	-9.01%	1.50%
Fidelity Adv Global Equity - CL A (incl. 5.75% sales charge)	-14.24%	-0.26%
MSCI World	-13.71%	-2.71%
Global Funds Average	-11.91%	n/a*

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Global Equity Fund - Class A on December 17, 1998, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have been $9,911 - a 0.89% decrease on the initial investment. For comparison, look at how the MSCI World Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,116 - an 8.84% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Global Equity Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Global Equity - CL T	5.46%	-9.23%	4.28%
Fidelity Adv Global Equity - CL T (incl. 3.50% sales charge)	1.77%	-12.41%	0.63%
MSCI World	3.45%	-13.71%	-8.84%
Global Funds Average	5.57%	-11.91%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International (MSCI World) World Index - a market capitalization-weighted index of over 1,500 equity securities of companies domiciled in 23 countries that is designed to represent the performance of developed stock markets throughout the world. To measure how Class T's performance stacked up against its peers, you can compare it to the global funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 335 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Global Equity - CL T	-9.23%	1.25%
Fidelity Adv Global Equity - CL T (incl. 3.50% sales charge)	-12.41%	0.19%
MSCI World	-13.71%	-2.71%
Global Funds Average	-11.91%	n/a*

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Global Equity Fund - Class T on December 17, 1998, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have grown to $10,063 - a 0.63% increase on the initial investment. For comparison, look at how the MSCI World Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,116 - an 8.84% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Global Equity Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Global Equity - CL B	5.23%	-9.61%	2.48%
Fidelity Adv Global Equity - CL B (incl. contingent deferred sales charge)	0.23%	-14.13%	-0.52%
MSCI World	3.45%	-13.71%	-8.84%
Global Funds Average	5.57%	-11.91%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International (MSCI World) World Index - a market capitalization-weighted index of over 1,500 equity securities of companies domiciled in 23 countries that is designed to represent the performance of developed stock markets throughout the world. To measure how Class B's performance stacked up against its peers, you can compare it to the global funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 335 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Global Equity - CL B	-9.61%	0.73%
Fidelity Adv Global Equity - CL B (incl. contingent deferred sales charge)	-14.13%	-0.16%
MSCI World	-13.71%	-2.71%
Global Funds Average	-11.91%	n/a*

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Global Equity Fund - Class B on December 17, 1998, when the fund started. As the chart shows, by April 30, 2002, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $9,948 - a 0.52% decrease on the initial investment. For comparison, look at how the MSCI World Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,116 - an 8.84% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Global Equity Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Global Equity - CL C	5.11%	-9.61%	2.58%
Fidelity Adv Global Equity - CL C (incl. contingent deferred sales charge)	4.11%	-10.51%	2.58%
MSCI World	3.45%	-13.71%	-8.84%
Global Funds Average	5.57%	-11.91%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International (MSCI World) World Index - a market capitalization-weighted index of over 1,500 equity securities of companies domiciled in 23 countries that is designed to represent the performance of developed stock markets throughout the world. To measure how Class C's performance stacked up against its peers, you can compare it to the global funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 335 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Global Equity - CL C	-9.61%	0.76%
Fidelity Adv Global Equity - CL C (incl. contingent deferred sales charge)	-10.51%	0.76%
MSCI World	-13.71%	-2.71%
Global Funds Average	-11.91%	n/a*

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Global Equity Fund - Class C on December 17, 1998, when the fund started. As the chart shows, by April 30, 2002, the value of the investment would have grown to $10,258 - a 2.58% increase on the initial investment. For comparison, look at how the MSCI World Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,116 - an 8.84% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For the six-month period ending April 30, 2002, investing internationally became a much more attractive opportunity than it had been in the past few years. In fact, most stock markets around the world outperformed U.S. domestic equity benchmarks - an important point for investors seeking a diversified portfolio. Much of the rebound in international equity markets was due to the stabilization and incremental improvement of global economies. Emerging markets in Asia and Latin America were among the top performers. The Morgan Stanley Capital InternationalSM (MSCI®) All Country Asia Free ex Japan Index - an index of more than 450 stocks traded in 11 emerging Asian markets, excluding Japan - jumped 38.68% during the past six months. Meanwhile, the MSCI Emerging Markets Free-Latin America Index, which measures the performance of nearly 125 stocks traded in seven Latin American markets, was up 25.69%. Looking more broadly, the MSCI Europe, Australasia, Far East (EAFE®) Index - designed to represent the performance of stock markets outside the U.S. and Canada - gained a respectable 5.60%. Even Japan improved. While the nation's primary equity benchmark - the Tokyo Stock Exchange Index, or TOPIX - posted a slight decline of 2.13% for the overall six-month time frame, it leaped 16.60% in the final three months of the period.

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Fidelity Advisor Global Equity Fund

Q. How did the fund perform, Dick?

A. For the six months that ended April 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned 5.53%, 5.46%, 5.23% and 5.11%, respectively, topping the Morgan Stanley Capital International (MSCI) World Index, which returned 3.45%. The global funds average tracked by Lipper Inc. returned 5.57% during the same period. For the 12 months that ended April 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned -9.01%, -9.23%, -9.61% and -9.61%, respectively, while the MSCI index and Lipper average returned -13.71% and -11.91%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What influenced global equity markets during the past six months?

A. Emerging signs of a synchronized global economic recovery, led by the U.S, sparked a rebound in equity markets around the world. The recession in the U.S. was unexpectedly mild, as economic activity rebounded due to stronger-than-expected consumer demand - helped by sharply lower interest rates and no inflation - rising industrial production, inventory rebuilding and continued strong productivity growth. While an improving profit outlook for corporations lifted stocks into positive territory, concerns about accounting practices, constraints on consumer spending and generally high valuations limited their upside. Despite a weak euro currency and aggressive interest rate cuts by the European Central Bank and Bank of England, economic growth waned in Europe. Improving business confidence, corporate restructuring and relatively attractive valuations, however, supported gains in regional markets. Export-oriented Southeast Asian markets performed quite well in the face of a cyclical recovery, while Japan continued to suffer from ongoing structural reform pressures and lingering skepticism of the government's ability to revive the economy. The Bank of Japan helped stem the negative tide by loosening monetary policy in its attempt to counter deflation and avoid slipping deeper into recession.

Q. What factors drove fund returns during the past six months?

A. I avoided making any significant regional allocation bets, and instead allowed security selection within the subportfolios to drive returns. That said, the fund was marginally hurt by emphasizing Japan at the expense of Europe - which I felt would be slower to benefit from a recovery in global demand - giving up the slight performance differential between the two regions. Japan's lackluster performance was enough to thwart this strategy. While we remained neutral-weighted in the U.S. relative to the index, we were overweighted versus our average Lipper peer, which hurt as the U.S. lagged the world market. However, strong stock picking within each of the regions was enough to overcome the MSCI benchmark. Most contributors came from U.S. subportfolio holdings, a natural by-product of the fund's and the benchmark's emphasis on North America. Given the period's volatility, the fund benefited from having both aggressive and defensive characteristics. Our focus on smaller-cap, economically sensitive consumer discretionary stocks - most notably retailers, hotels and consumer durables - paid off, as investors flocked to names with improving prospects and cheap valuations. Top performers here included Sonic Automotive, Starwood Hotels & Resorts and Mohawk Industries. We also had some success with semiconductor stocks, such as NVIDIA in the U.S. and Japan's Rohm, which delivered strong gains.

Q. How did some other moves play out?

A. Limiting the fund's exposure to lagging large-cap technology and telecommunication services stocks in the U.S. and Europe was a plus, particularly IBM, WorldCom, Ericsson and Nokia. We also added to positions in several reasonably priced consumer staples stocks, including Avon Products, which - due to their defensive nature - fared well during the second half of the period as the prospects for a vigorous U.S. economic recovery waned. On the down side, the fund was hurt the most by a handful of stocks that suffered from accounting-related concerns, most notably Computer Associates and Tyco International. Underweighting banks - due largely to credit quality concerns - also was a mistake, as these stocks outperformed the market. Defensive financials such as Freddie Mac failed to perform for us, as did such leading pharmaceutical companies as Pfizer. Several stocks I've mentioned were no longer held at the close of the period.

Semiannual Report

Q. What's your outlook?

A. I remain cautious. Although evidence of a strengthening global economy remains a positive for equity markets, uncertainty about corporate earnings outlooks, particularly in light of recent accounting problems, remains a concern. While continued cost cutting should help boost corporate earnings in 2002, it may take some time for demand-driven earnings to rebound. That said, given the improving backdrop, it might be wise to consider becoming more aggressive.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital

Start date: December 17, 1998

Size: as of April 30, 2002, more than $23 million

Manager: Richard Habermann, since inception; joined Fidelity in 1968

3

Dick Habermann discusses a recovery in equities:

"I'm still looking for a catalyst to get U.S. equities back on track. It would be highly unusual for stocks to underperform bonds for a third straight year. In fact, if you look back at post-World War II history, excluding 2000-01, there was only one instance in which we even had back-to-back down years in the S&P 500®. While the probability is slim for stocks to lose three in a row to bonds, it's not impossible. We're already seeing the factors driving economic growth in recent months begin to show signs of reversing. Among the key drivers were low interest rates, low energy prices and a huge mortgage-refinancing boom that has since ended. This reversal may, in fact, take some steam out of the once-resilient consumer, leaving corporations to pick up the slack by boosting capital expenditures. The problem is, corporations are still very cautious given uncertainty about earnings - the lifeblood of capital spending - and are thus unlikely to step in and fill the void. Exports, given a continued strong dollar, might not provide much help either. So, as the inventory correction nears an end in most sectors, particularly technology, there needs to be a resurgence in end demand from businesses to help grow earnings, strengthen the economy and power stock prices from today's still-lofty levels. A synchronized global recovery might generate just the demand we need."

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp. (United States of America, Software)	2.4	3.6
Avon Products, Inc. (United States of America, Personal Products)	2.4	2.0
Johnson & Johnson (United States of America, Pharmaceuticals)	2.3	0.0
Dell Computer Corp. (United States of America, Computers & Peripherals)	2.1	0.0
Lockheed Martin Corp. (United States of America, Aerospace & Defense)	1.7	0.9
	10.9
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	15.7	18.1
Financials	15.6	17.7
Information Technology	14.2	14.3
Consumer Discretionary	13.4	13.8
Consumer Staples	11.2	8.7
Top Five Countries as of April 30, 2002
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	52.7	50.8
United Kingdom	11.5	10.8
Japan	10.7	11.6
France	4.0	4.6
Germany	2.6	3.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
Stocks and Equity Futures 98.8%	Stocks 97.4%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 2.6%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (Note 1)
Australia - 1.7%
AMP Ltd.	2,017	$ 19,969
Australia & New Zealand Banking Group Ltd.	5,800	59,264
Australian Gas Light Co.	1,000	5,190
Australian Stock Exchange Ltd.	700	5,080
BHP Billiton Ltd.	9,985	58,055
Brambles Industries Ltd.	2,065	11,184
BRL Hardy Ltd.	330	1,723
Coles Myer Ltd.	3,600	14,768
Commonwealth Bank of Australia	2,400	42,444
Goodman Fielder Ltd.	12,200	10,312
John Fairfax Holdings Ltd.	2,800	5,366
Lihir Gold Ltd. (a)	2,700	2,020
National Australia Bank Ltd.	2,200	41,157
News Corp. Ltd.	5,448	35,930
Perpetual Trustees Australia Ltd.	406	9,792
Publishing & Broadcasting Ltd.	1,500	7,316
Rio Tinto Ltd.	200	3,887
Suncorp-Metway Ltd.	1,200	8,120
Tabcorp Holdings Ltd.	1,300	8,433
Telstra Corp. Ltd.	6,500	17,811
Westpac Banking Corp.	3,200	27,977
TOTAL AUSTRALIA		395,798
Belgium - 0.1%
Solvay SA	220	14,637
Canada - 2.4%
A.L.I. Technologies, Inc. (a)	250	5,578
Abitibi-Consolidated, Inc.	550	4,975
Alcan, Inc.	480	17,718
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	300	6,243
ATI Technologies, Inc. (a)	160	1,636
Bank of Montreal	710	17,055
Bank of Nova Scotia	730	25,107
Barrick Gold Corp.	740	14,931
BCE, Inc.	840	14,753
Biovail Corp. (a)	80	3,054
Brascan Corp. Class A (ltd. vtg.)	280	6,230
Cameco Corp.	90	2,444
Canadian Imperial Bank of Commerce	490	17,087
Canadian National Railway Co.	80	3,794
Canadian Natural Resources Ltd.	160	5,304
Canadian Pacific Railway Ltd.	90	1,876
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
CHC Helicopter Corp. Class A (sub. vtg.) (a)	140	$ 2,330
Clarica Life Insurance Co.	240	7,916
Co-Steel, Inc (a)	1,150	3,849
Dofasco, Inc.	320	6,528
EnCana Corp.	774	24,326
Fairmont Hotels & Resorts, Inc.	125	3,581
Falconbridge Ltd.	710	8,894
Forzani Group Ltd. Class A (a)	610	8,501
George Weston Ltd.	220	16,655
Home Capital Group, Inc. Class B (sub. vtg.)	570	5,487
Hurricane Hydrocarbons Class A	330	4,765
Imperial Oil Ltd.	150	4,482
Inco Ltd. (a)	260	5,221
Jean Coutu Group, Inc. Class A	150	3,409
Kingsway Financial Services, Inc. (a)	220	2,525
Loblaw Companies Ltd.	520	19,807
Magna International, Inc. Class A	260	19,302
Manitoba Telecom Services, Inc.	250	5,344
Manulife Financial Corp.	630	18,306
Masonite International Corp. (a)	310	4,990
Methanex Corp. (a)	500	3,825
Molson, Inc. Class A	960	22,032
National Bank of Canada	380	8,091
Newmont Mining Corp. Canada Ltd. (a)	384	10,992
Nexen, Inc.	160	4,111
Noranda, Inc.	220	2,738
Penn West Petroleum Ltd. (a)	90	2,424
Petro-Canada	250	6,737
Placer Dome, Inc.	700	8,323
Power Corp. of Canada (sub. vtg.)	240	6,241
Precision Drilling Corp. (a)	90	3,041
Rothmans, Inc.	360	7,505
Royal Bank of Canada	1,130	39,600
Saputo, Inc.	260	5,511
SNC-Lavalin Group, Inc.	250	4,861
Sobeys, Inc.	400	10,799
Sun Life Financial Services of Canada, Inc.	550	12,065
Suncor Energy, Inc.	480	16,677
Talisman Energy, Inc.	260	11,105
Teck Cominco Ltd. Class B (sub. vtg.)	270	2,379
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
Thomson Corp.	550	$ 18,717
TransCanada PipeLines Ltd.	890	12,931
TOTAL CANADA		544,708
Denmark - 0.7%
Danske Bank AS	1,630	29,418
ISS AS (a)	2,098	104,828
Novo-Nordisk AS Series B	1,320	38,693
TOTAL DENMARK		172,939
Finland - 0.9%
Fortum Oyj	7,410	40,561
Nokia Corp.	4,570	74,308
Sampo Oyj (A Shares)	5,829	44,922
UPM-Kymmene Corp.	1,145	39,997
TOTAL FINLAND		199,788
France - 4.0%
Aventis SA (France)	4,313	304,713
BNP Paribas SA	2,742	143,180
Castorama Dubois Investissements SA	640	35,609
Credit Lyonnais SA	1,577	66,460
Essilor International SA	1,280	52,042
Pechiney SA Series A	700	33,842
Pernod-Ricard	540	49,832
Societe Generale Series A	851	58,228
TotalFinaElf SA Series B	1,265	191,546
TOTAL FRANCE		935,452
Germany - 1.9%
Altana AG	500	28,256
Bayer AG	2,740	89,718
Beiersdorf AG	190	23,007
Deutsche Boerse AG	780	34,690
Karstadt Quelle AG	780	23,700
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	484	119,834
Schering AG	1,875	114,197
TOTAL GERMANY		433,402
Hong Kong - 1.2%
ASM Pacific Technology Ltd.	2,500	6,635
Bank of East Asia Ltd.	1,800	3,774
Cheung Kong Holdings Ltd.	4,000	38,081
Common Stocks - continued
	Shares	Value (Note 1)
Hong Kong - continued
CLP Holdings Ltd.	4,400	$ 17,264
CNOOC Ltd.	4,500	5,943
Giordano International Ltd.	8,000	5,103
Guoco Group Ltd.	783	4,337
Hang Seng Bank Ltd.	5,600	64,084
Hong Kong & China Gas Co. Ltd.	4,400	5,501
Hong Kong Electric Holdings Ltd.	4,500	17,079
Hutchison Whampoa Ltd.	5,600	49,185
Johnson Electric Holdings Ltd.	4,000	6,052
Li & Fung Ltd.	4,000	6,411
Pacific Century CyberWorks Ltd. (a)	30,000	7,693
Sun Hung Kai Properties Ltd.	3,000	26,157
Television Broadcasts Ltd.	1,000	4,936
TOTAL HONG KONG		268,235
Ireland - 0.6%
Bank of Ireland	6,968	81,239
CRH PLC	3,127	53,490
TOTAL IRELAND		134,729
Italy - 1.7%
Autostrade Spa	3,640	29,530
Banca Nazionale del Lavoro (BNL)	20,520	46,629
Banca Popolare di Verona	3,090	38,363
Bulgari Spa	4,990	38,770
ENI Spa	7,320	112,290
Intesabci Spa	11,090	35,844
Italgas Spa	4,410	44,384
Luxottica Group Spa	2,820	57,581
TOTAL ITALY		403,391
Japan - 10.7%
Advantest Corp.	200	14,390
Alps Electric Ltd.	1,000	13,426
Amada Co. Ltd.	1,000	5,484
Anritsu Corp.	4,000	31,798
Asahi Glass Co. Ltd.	4,000	28,345
Asahi Kasei Corp.	7,000	26,680
Bank of Yokohama Ltd.	5,000	17,424
Canon Sales Co., Inc.	1,000	7,156
Canon, Inc.	2,000	77,720
Citizen Electronics Co. Ltd.	800	56,938
Citizen Watch Co. Ltd.	3,000	18,435
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Credit Saison Co. Ltd.	1,200	$ 28,189
CSK Corp.	300	8,937
Dai Nippon Printing Co. Ltd.	1,000	12,586
Daihatsu Motor Co. Ltd.	1,000	4,356
Daiichi Pharmaceutical Co. Ltd.	2,000	38,970
Daikin Industries Ltd.	1,000	18,124
Dainippon Pharmaceutical Co.	1,000	10,174
Daiwa House Industry Co. Ltd.	2,000	12,757
Daiwa Securities Group, Inc.	2,000	13,706
Denso Corp.	700	11,325
Dowa Mining Co. Ltd.	5,000	22,169
Fanuc Ltd.	100	5,538
Fuji Heavy Industries Ltd.	2,000	10,081
Fuji Photo Film Co. Ltd.	2,000	63,472
Fuji Soft ABC, Inc.	700	25,264
Fujikura Ltd.	1,000	4,278
Fujitsu Support & Service, Inc. (FSAS)	300	5,927
Funai Electric Co. Ltd.	100	10,548
Furukawa Electric Co. Ltd.	1,000	4,620
Hitachi Chemical Co. Ltd.	700	8,843
Honda Motor Co. Ltd.	1,100	49,918
Hosiden Corp.	1,000	14,382
Hoya Corp.	600	44,617
Ito-Yokado Co. Ltd.	1,000	49,238
Itochu Corp.	5,000	15,946
JAFCO Co. Ltd.	300	23,919
JSR Corp.	3,000	23,545
Kao Corp.	1,000	19,524
KDDI Corp.	8	20,909
Keyence Corp.	100	20,216
Kobayashi Pharmaceutical Co. Ltd.	300	9,941
Komatsu Ltd.	4,000	14,468
Kuraray Co. Ltd.	1,000	6,495
Kyocera Corp.	600	40,790
Matsushita Communication Industrial Co. Ltd.	500	18,979
Minebea Co. Ltd.	1,000	6,534
Mitsubishi Electric Corp.	6,000	27,909
Mitsubishi Tokyo Finance Group, Inc. (MTFG)	6	41,760
Mitsui Chemicals, Inc.	4,000	19,042
Mitsui Mining & Smelting Co. Ltd.	2,000	7,405
Mitsui OSK Lines Ltd.	10,000	20,380
Mitsumi Electric Co. Ltd.	300	5,017
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Mizuho Holdings, Inc.	12	$ 25,016
Mori Seiki Co. Ltd.	1,000	8,300
Murata Manufacturing Co. Ltd.	100	6,324
NEC Corp.	3,000	23,102
Nichicon Corp.	1,000	13,325
Nidec Corp.	100	6,658
Nikko Cordial Corp.	2,000	9,023
Nikon Corp.	2,000	26,089
Nintendo Co. Ltd.	300	42,004
Nippon COMSYS Corp.	1,000	5,686
Nippon Shinpan Co. Ltd.	4,000	6,316
Nippon System Development Co. Ltd.	100	3,905
Nippon Unipac Holding	2	11,419
Nissan Motor Co. Ltd.	6,000	46,740
Nitto Denko Corp.	1,400	46,064
Nomura Holdings, Inc.	6,000	83,541
NTT Data Corp.	2	8,914
NTT DoCoMo, Inc.	2	5,056
NTT DoCoMo, Inc. New (a)	8	20,348
Omron Corp.	3,000	45,084
Oriental Land Co. Ltd.	200	13,146
ORIX Corp.	800	66,273
Rohm Co. Ltd.	500	74,479
Sammy Corp.	500	16,724
Secom Co. Ltd.	500	24,580
Sekisui Chemical Co. Ltd.	7,000	19,656
Sekisui House Ltd.	1,000	6,868
Senshukai Co. Ltd.	1,000	3,570
Sharp Corp.	2,000	27,707
Shin-Etsu Chemical Co. Ltd.	800	32,918
Shinko Electric Industries Co.Ltd.	1,200	32,576
SMC Corp.	200	23,927
Sony Corp.	1,200	65,040
Sumitomo Bakelite Co. Ltd.	4,000	30,492
Sumitomo Electric Industries Ltd.	3,000	21,352
Sumitomo Mitsui Banking Corp.	8,000	35,594
Sumitomo Trust & Banking Ltd.	5,000	22,402
Suzuki Motor Corp.	1,000	12,002
Takeda Chemical Industries Ltd.	1,000	43,715
Takefuji Corp.	170	12,271
TDK Corp.	100	5,445
Terumo Corp.	1,000	14,771
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
The Suruga Bank Ltd.	3,000	$ 11,691
THK Co. Ltd.	1,100	21,819
Tokai Corp.	1,000	3,143
Tokyo Electric Power Co.	700	12,741
Tokyo Electron Ltd.	500	35,937
Toppan Printing Co. Ltd.	3,000	30,313
Tosoh Corp.	3,000	8,751
Toto Ltd.	1,000	4,348
Toyota Industries Corp.	600	9,638
Toyota Motor Corp.	3,200	87,728
Tsubaki Nakashima Co. Ltd.	1,000	7,156
UMC Japan (a)	1	11,045
Union Tool Co.	100	5,056
Uny Co. Ltd.	1,000	10,719
Watami Food Service Co. Ltd.	100	1,258
Watami Food Service Co. Ltd. New (a)	50	629
World Co. Ltd.	100	2,567
Yakult Honsha Co. Ltd.	2,000	20,208
Yamaha Motor Co. Ltd.	1,000	7,390
Yamato Transport Co. Ltd.	1,000	16,957
Zeon Corp.	3,000	13,418
TOTAL JAPAN		2,489,528
Netherlands - 1.4%
ASML Holding NV (a)	2,860	64,886
Euronext NV	3,300	68,362
ING Groep NV (Certificaten Van Aandelen)	4,080	107,625
Koninklijke KPN NV	14,985	67,860
Numico NV	890	22,956
TOTAL NETHERLANDS		331,689
Norway - 0.8%
DnB Holding ASA	12,800	67,582
Norsk Hydro AS	1,760	86,541
Tomra Systems AS	2,800	21,309
TOTAL NORWAY		175,432
Singapore - 0.5%
City Developments Ltd.	1,000	3,415
DBS Group Holdings Ltd.	1,000	7,710
Oversea-Chinese Banking Corp. Ltd.	4,050	28,996
Singapore Airlines Ltd.	1,000	7,710
Singapore Press Holdings Ltd.	400	4,957
Common Stocks - continued
	Shares	Value (Note 1)
Singapore - continued
Singapore Technologies Engineering Ltd.	6,000	$ 6,939
United Overseas Bank Ltd.	7,096	56,276
TOTAL SINGAPORE		116,003
Spain - 1.6%
Acerinox SA (Reg.)	930	35,584
Altadis SA	8,440	178,110
Amadeus Global Travel Distribution SA Series A (a)	3,830	25,482
Banco Santander Central Hispano SA	10,280	95,142
Fomento Construcciones y Contratas SA (FOCSA)	1,370	35,152
TOTAL SPAIN		369,470
Sweden - 0.9%
Assa Abloy AB (B Shares)	7,482	97,025
Svenska Cellulosa AB (SCA) (B Shares)	100	3,403
Svenska Handelsbanken AB (A Shares)	3,978	60,313
Swedish Match Co.	7,400	58,443
TOTAL SWEDEN		219,184
Switzerland - 2.4%
Adecco SA	334	21,164
Credit Suisse Group (Reg.)	2,711	96,786
Givaudan AG	77	28,751
Nestle SA (Reg.)	851	201,492
Novartis AG (Reg.)	2,402	100,900
Swiss Reinsurance Co. (Reg.)	674	68,125
Swisscom AG (Reg.)	134	40,053
TOTAL SWITZERLAND		557,271
United Kingdom - 11.5%
3i Group PLC	13,110	132,217
Abbey National PLC	2,670	42,454
Anglo American PLC	1,300	20,500
AstraZeneca PLC (Sweden)	2,532	118,994
Barclays PLC	16,640	145,749
BBA Group PLC	10,060	45,817
BG PLC	21,290	95,101
BP PLC	19,500	165,100
British Sky Broadcasting Group PLC (a)	3,010	33,690
BT Group PLC (a)	12,785	47,944
Centrica PLC	19,060	58,681
Compass Group PLC	12,450	77,478
Diageo PLC	5,940	78,865
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
GlaxoSmithKline PLC	6,321	$ 151,862
Granada PLC	29,270	54,922
HBOS PLC	8,900	107,918
HSBC Holdings PLC:
(Hong Kong) (Reg.)	5,044	60,538
(United Kingdom) (Reg.)	5,300	63,611
Lloyds TSB Group PLC	10,050	115,564
Man Group PLC	3,250	45,376
Marks & Spencer Group PLC	12,717	73,579
National Grid Group PLC	7,060	50,623
Prudential PLC	7,810	83,091
Reed Elsevier PLC	9,730	95,293
Safeway PLC	8,120	35,976
Severn Trent PLC	2,480	28,318
Shell Transport & Trading Co. PLC (Reg.)	34,680	249,407
Unilever PLC	17,350	158,536
United Business Media PLC	6,724	51,350
Vodafone Group PLC	103,234	167,239
TOTAL UNITED KINGDOM		2,655,793
United States of America - 51.0%
Abbott Laboratories	2,200	118,690
Abercrombie & Fitch Co. Class A (a)	660	19,800
AFLAC, Inc.	1,800	53,820
Albany International Corp. Class A	1,640	41,295
AmerisourceBergen Corp.	760	58,900
Amphenol Corp. Class A (a)	500	21,925
Analog Devices, Inc. (a)	700	25,872
AOL Time Warner, Inc. (a)	7,000	133,140
Aramark Corp. Class B	1,300	36,010
Arrow Electronics, Inc. (a)	1,380	36,432
AT&T Corp.	8,240	108,109
Avnet, Inc.	953	24,416
Avon Products, Inc.	9,880	551,798
Baker Hughes, Inc.	1,190	44,839
Bank of America Corp.	840	60,883
Bank of Hawaii Corp.	950	27,056
Barr Laboratories, Inc. (a)	1,040	69,316
Bed Bath & Beyond, Inc. (a)	700	26,019
Best Buy Co., Inc. (a)	930	69,146
BJ Services Co. (a)	790	29,025
Black & Decker Corp.	700	34,076
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Bristol-Myers Squibb Co.	1,700	$ 48,960
Cardinal Health, Inc.	5,280	365,640
Cendant Corp. (a)	2,780	50,012
Centex Corp.	700	39,410
ChevronTexaco Corp.	3,520	305,219
Clear Channel Communications, Inc. (a)	2,784	130,709
Comcast Corp. Class A (special) (a)	2,100	56,175
Computer Associates International, Inc.	3,000	55,800
Compuware Corp. (a)	6,360	49,862
Conoco, Inc.	2,840	79,662
Costco Wholesale Corp. (a)	800	32,160
Danaher Corp.	1,460	104,507
Dean Foods Co. (a)	980	36,280
Dell Computer Corp. (a)	18,620	490,451
EMC Corp. (a)	14,670	134,084
ENSCO International, Inc.	1,520	51,315
Fairchild Semiconductor International, Inc. Class A (a)	1,140	30,712
Fannie Mae	1,170	92,348
First Data Corp.	1,150	91,414
FirstEnergy Corp.	600	19,980
Fleetwood Enterprises, Inc.	1,770	18,886
Forest Laboratories, Inc. (a)	1,270	97,968
Freddie Mac	850	55,548
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	3,130	55,589
Furniture Brands International, Inc. (a)	2,020	82,477
Gap, Inc.	4,860	68,575
Gillette Co.	2,700	95,796
Guidant Corp. (a)	590	22,184
Harrah's Entertainment, Inc. (a)	970	47,685
HCA, Inc.	1,470	70,251
HealthSouth Corp. (a)	1,370	20,687
Herman Miller, Inc.	1,200	29,316
Home Depot, Inc.	660	30,604
Illinois Tool Works, Inc.	800	57,680
IMC Global, Inc.	2,220	27,972
Integrated Silicon Solution (a)	970	12,998
Intel Corp.	8,800	251,768
International Rectifier Corp. (a)	530	24,444
J.P. Morgan Chase & Co.	2,380	83,538
Johnson & Johnson	8,340	532,592
KB Home	220	10,967
KLA-Tencor Corp. (a)	980	57,791
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Kohls Corp. (a)	500	$ 36,850
Kraft Foods, Inc. Class A	1,430	58,687
Lafarge North America, Inc.	1,010	44,218
Lattice Semiconductor Corp. (a)	960	11,376
Lennar Corp.	1,960	108,858
Liberty Media Corp. Class A (a)	3,700	39,590
Lockheed Martin Corp.	6,430	404,447
Lowe's Companies, Inc.	1,630	68,933
LSI Logic Corp. (a)	1,820	23,387
Lucent Technologies, Inc.	19,450	89,470
Lyondell Chemical Co.	1,550	22,909
Mandalay Resort Group (a)	460	16,496
Manpower, Inc.	4,380	176,295
Martin Marietta Materials, Inc.	1,950	75,972
Masco Corp.	2,650	74,465
Maytag Corp.	750	34,613
McKesson Corp.	2,030	81,992
Medtronic, Inc.	1,510	67,482
MetLife, Inc.	2,180	74,425
Mettler-Toledo International, Inc. (a)	720	27,684
Micron Technology, Inc. (a)	5,270	124,899
Microsoft Corp. (a)	10,750	561,789
Millennium Chemicals, Inc.	500	6,825
Mohawk Industries, Inc. (a)	2,906	186,943
Mylan Laboratories, Inc.	960	25,421
National Semiconductor Corp. (a)	720	22,694
National-Oilwell, Inc. (a)	1,410	37,464
NCR Corp. (a)	1,270	49,352
Noble Drilling Corp. (a)	2,810	121,814
Northrop Grumman Corp.	610	73,603
Northwest Airlines Corp. (a)	1,675	30,887
Oak Technology, Inc. (a)	500	7,115
Pacific Sunwear of California, Inc. (a)	1,370	34,223
Parker Hannifin Corp.	400	19,980
Patterson Dental Co. (a)	980	45,178
Pepsi Bottling Group, Inc.	2,230	63,867
PepsiCo, Inc.	2,220	115,218
Perrigo Co. (a)	1,820	22,714
Pfizer, Inc.	10,742	390,472
Phelps Dodge Corp.	3,800	136,040
Philip Morris Companies, Inc.	2,570	139,885
PolyOne Corp.	1,920	23,309
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Priority Healthcare Corp. Class B (a)	950	$ 28,253
Pulte Homes, Inc.	1,170	62,244
Qwest Communications International, Inc.	15,070	75,802
RealNetworks, Inc. (a)	1,490	10,475
Rite Aid Corp.	2,000	6,340
RJ Reynolds Tobacco Holdings, Inc.	480	33,216
Semtech Corp. (a)	990	31,660
SICOR, Inc. (a)	800	14,176
SPX Corp. (a)	200	26,930
St. Jude Medical, Inc. (a)	1,510	125,647
Symantec Corp. (a)	980	34,702
Synovus Financial Corp.	300	8,112
Synthes-Stratec, Inc.	54	33,516
Sysco Corp.	1,200	34,812
Take-Two Interactive Software, Inc. (a)	5,270	132,277
Target Corp.	1,850	80,753
Tenet Healthcare Corp. (a)	1,470	107,854
The Coca-Cola Co.	5,850	324,734
Tyco International Ltd.	11,200	206,640
Tyson Foods, Inc. Class A	1,700	23,834
Union Pacific Corp.	400	22,720
UnitedHealth Group, Inc.	250	21,953
Univision Communications, Inc. Class A (a)	3,010	120,280
Valero Energy Corp.	600	25,896
Viacom, Inc. Class B (non-vtg.) (a)	1,620	76,302
Viad Corp.	4,380	133,502
Wal-Mart Stores, Inc.	3,190	178,193
Weatherford International, Inc. (a)	2,730	136,145
Whole Foods Market, Inc. (a)	310	14,496
Wyeth	3,380	192,660
Yahoo!, Inc. (a)	7,110	104,944
TOTAL UNITED STATES OF AMERICA		11,817,492
TOTAL COMMON STOCKS (Cost $21,619,822)		22,234,941
Nonconvertible Preferred Stocks - 1.2%
	Shares	Value (Note 1)
Germany - 0.7%
Hugo Boss AG	2,247	$ 52,698
ProSiebenSat.1 Media AG	3,150	29,806
Wella AG	1,292	78,050
TOTAL GERMANY		160,554
Italy - 0.5%
Telecom Italia Spa (Risp)	23,160	123,625
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $294,803)		284,179
Nonconvertible Bonds - 0.0%
Moody's Ratings (unaudited)			Principal Amount
United Kingdom - 0.0%
BAE Systems PLC 7.45% 11/29/03 (Cost $289)	-	GBP	433	297
Government Obligations - 0.1%

United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.81% 5/30/02 (c) (Cost $24,963)			25,000	24,965
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 1.85% (b) (Cost $679,116)	679,116	679,116
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $22,618,993)		23,223,498
NET OTHER ASSETS - (0.2)%		(52,672)
NET ASSETS - 100%		$ 23,170,826
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
7 S&P 500 EMini Index Contracts	June 2002	$ 377,020	$ (20,460)

The face value of futures purchased as a percentage of net assets - 1.6%
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,965.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $11,300,508 and $10,162,806, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $968 for the period.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $22,792,902. Net unrealized appreciation aggregated $430,596, of which $2,436,528 related to appreciated investment securities and $2,005,932 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $2,623,000 of which $301,000 and $2,322,000 will expire on October 31, 2008 and 2009, respectively.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $22,618,993) - See accompanying schedule		$ 23,223,498
Foreign currency held at value (cost $2,124)		2,124
Receivable for investments sold		158,314
Receivable for fund shares sold		57,663
Dividends receivable		54,375
Interest receivable		1,165
Receivable for daily variation on futures contracts		4,305
Total assets		23,501,444
Liabilities
Payable for investments purchased	$ 254,461
Payable for fund shares redeemed	27,535
Accrued management fee	12,247
Distribution fees payable	12,080
Other payables and accrued expenses	24,295
Total liabilities		330,618
Net Assets		$ 23,170,826
Net Assets consist of:
Paid in capital		$ 26,711,581
Accumulated net investment (loss)		(139,045)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,986,755)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		585,045
Net Assets		$ 23,170,826

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,938,572 ÷ 382,451 shares)	$ 10.30
Maximum offering price per share (100/94.25 of $10.30)	$ 10.93
Class T: Net Asset Value and redemption price per share ($9,419,001 ÷ 921,104 shares)	$ 10.23
Maximum offering price per share (100/96.50 of $10.23)	$ 10.60
Class B: Net Asset Value and offering price per share ($4,951,646 ÷ 492,440 shares) A	$ 10.06
Class C: Net Asset Value and offering price per share ($3,795,249 ÷ 376,974 shares) A	$ 10.07
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,066,358 ÷ 102,845 shares)	$ 10.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 139,652
Interest		5,464
		145,116
Less foreign taxes withheld		(10,355)
Total income		134,761
Expenses
Management fee	$ 81,566
Transfer agent fees	56,107
Distribution fees	70,904
Accounting fees and expenses	30,059
Non-interested trustees' compensation	36
Custodian fees and expenses	28,442
Registration fees	49,537
Audit	11,334
Legal	333
Miscellaneous	1,368
Total expenses before reductions	329,686
Expense reductions	(65,719)	263,967
Net investment income (loss)		(129,206)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,168,869)
Foreign currency transactions	142
Total net realized gain (loss)		(1,168,727)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,417,116
Assets and liabilities in foreign currencies	1,194
Futures contracts	(20,459)
Total change in net unrealized appreciation (depreciation)		2,397,851
Net gain (loss)		1,229,124
Net increase (decrease) in net assets resulting from operations		$ 1,099,918

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (129,206)	$ (131,526)
Net realized gain (loss)	(1,168,727)	(2,324,392)
Change in net unrealized appreciation (depreciation)	2,397,851	(3,599,781)
Net increase (decrease) in net assets resulting from operations	1,099,918	(6,055,699)
Share transactions - net increase (decrease)	1,388,465	4,261,479
Total increase (decrease) in net assets	2,488,383	(1,794,220)
Net Assets
Beginning of period	20,682,443	22,476,663
End of period (including accumulated net investment loss of $139,045 and accumulated net investment loss of $9,839, respectively)	$ 23,170,826	$ 20,682,443

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.76	$ 12.62	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.02) G	(.04) F	(.04)
Net realized and unrealized gain (loss)	.58	(2.84)	1.13	1.83
Total from investment operations	.54	(2.86)	1.09	1.79
Distributions from net realized gain	-	-	(.20)	-
Distributions in excess of net realized gain	-	-	(.06)	-
Total distributions	-	-	(.26)	-
Net asset value, end of period	$ 10.30	$ 9.76	$ 12.62	$ 11.79
Total Return B,C,D	5.53%	(22.66)%	9.28%	17.90%
Ratios to Average Net Assets I
Expenses before expense reductions	2.42% A	2.40%	2.32%	4.39% A
Expenses net of voluntary waivers, if any	2.00% A	2.00%	2.00%	2.00% A
Expenses net of all reductions	1.97% A	1.96%	1.99%	1.99% A
Net investment income (loss)	(.77)% A	(.17)%	(.33)%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,939	$ 3,516	$ 2,868	$ 1,853
Portfolio turnover rate	130% A	141%	106%	69% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.03 per share. G Investment income per share reflects a special dividend which amounted to $.04 per share. H For the period December 17, 1998 (commencement of operations) to October 31, 1999 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.70	$ 12.60	$ 11.77	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05) G	(.08) F	(.07)
Net realized and unrealized gain (loss)	.58	(2.85)	1.15	1.84
Total from investment operations	.53	(2.90)	1.07	1.77
Distributions from net realized gain	-	-	(.18)	-
Distributions in excess of net realized gain	-	-	(.06)	-
Total distributions	-	-	(.24)	-
Net asset value, end of period	$ 10.23	$ 9.70	$ 12.60	$ 11.77
Total Return B,C,D	5.46%	(23.02)%	9.12%	17.70%
Ratios to Average Net Assets I
Expenses before expense reductions	2.92% A	2.88%	2.70%	4.70% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.23% A	2.21%	2.24%	2.24% A
Net investment income (loss)	(1.02)% A	(.42)%	(.58)%	(.72)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,419	$ 7,642	$ 8,019	$ 3,204
Portfolio turnover rate	130% A	141%	106%	69% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.03 per share. G Investment income per share reflects a special dividend which amounted to $.04 per share. H For the period December 17, 1998 (commencement of operations) to October 31, 1999 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.56	$ 12.48	$ 11.71	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.10) G	(.14) F	(.12)
Net realized and unrealized gain (loss)	.58	(2.82)	1.14	1.83
Total from investment operations	.50	(2.92)	1.00	1.71
Distributions from net realized gain	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	(.06)	-
Total distributions	-	-	(.23)	-
Net asset value, end of period	$ 10.06	$ 9.56	$ 12.48	$ 11.71
Total Return B,C,D	5.23%	(23.40)%	8.56%	17.10%
Ratios to Average Net Assets I
Expenses before expense reductions	3.37% A	3.30%	3.24%	5.19% A
Expenses net of voluntary waivers, if any	2.75% A	2.75%	2.75%	2.75% A
Expenses net of all reductions	2.72% A	2.71%	2.74%	2.74% A
Net investment income (loss)	(1.52)% A	(.92)%	(1.08)%	(1.22)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,952	$ 4,865	$ 5,187	$ 2,268
Portfolio turnover rate	130% A	141%	106%	69% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.03 per share.
G Investment income per share reflects a special dividend which amounted to $.04 per share. H For the period December 17, 1998 (commencement of operations) to October 31, 1999 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 12.49	$ 11.71	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.10) G	(.14) F	(.12)
Net realized and unrealized gain (loss)	.57	(2.81)	1.15	1.83
Total from investment operations	.49	(2.91)	1.01	1.71
Distributions from net realized gain	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	(.06)	-
Total distributions	-	-	(.23)	-
Net asset value, end of period	$ 10.07	$ 9.58	$ 12.49	$ 11.71
Total Return B,C,D	5.11%	(23.30)%	8.65%	17.10%
Ratios to Average Net Assets I
Expenses before expense reductions	3.20% A	3.16%	3.13%	5.16% A
Expenses net of voluntary waivers, if any	2.75% A	2.75%	2.75%	2.75% A
Expenses net of all reductions	2.72% A	2.71%	2.74%	2.74% A
Net investment income (loss)	(1.52)% A	(.92)%	(1.08)%	(1.22)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,795	$ 3,750	$ 5,146	$ 2,649
Portfolio turnover rate	130% A	141%	106%	69% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.03 per share.
G Investment income per share reflects a special dividend which amounted to $.04 per share. H For the period December 17, 1998 (commencement of operations) to October 31, 1999 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 12.68	$ 11.81	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	.01 F	(.01) E	(.02)
Net realized and unrealized gain (loss)	.59	(2.88)	1.16	1.83
Total from investment operations	.56	(2.87)	1.15	1.81
Distributions from net realized gain	-	-	(.21)	-
Distributions in excess of net realized gain	-	-	(.07)	-
Total distributions	-	-	(.28)	-
Net asset value, end of period	$ 10.37	$ 9.81	$ 12.68	$ 11.81
Total Return B,C	5.71%	(22.63)%	9.79%	18.10%
Ratios to Average Net Assets H
Expenses before expense reductions	2.01% A	2.02%	2.06%	4.10% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.72% A	1.71%	1.74%	1.74% A
Net investment income (loss)	(.52)% A	.08%	(.08)%	(.22)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,066	$ 909	$ 1,256	$ 1,182
Portfolio turnover rate	130% A	141%	106%	69% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.03 per share. F Investment income per share reflects a special dividend which amounted to $.04 per share. G For the period December 17, 1998 (commencement of operations) to October 31, 1999 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Global Equity Fund(the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 4,711	$ 571
Class T	.25%	.25%	21,924	150
Class B	.75%	.25%	24,914	18,908
Class C	.75%	.25%	19,355	5,261
			$ 70,904	$ 24,890

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 8,837	$ 2,876
Class T	10,281	1,623
Class B	6,836	6,836*
Class C	529	529*
	$ 26,483	$ 11,864

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 6,844	.36*
Class T	26,759	.61*
Class B	13,856	.56*
Class C	7,645	.39*
Institutional Class	1,003	.20*
	$ 56,107

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,327 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	2.00%	$ 8,010
Class T	2.25%	29,181
Class B	2.75%	15,394
Class C	2.75%	8,884
Institutional Class	1.75%	1,312
		$ 62,781

Certain security trades were directed to brokers who paid $2,938 of the fund's expenses.

7. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the fund.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	October 31,	October 31,
	2002	2001	2002	2001

Class A Shares sold	66,281	285,498	$ 681,225	$ 3,280,989
Shares redeemed	(44,100)	(152,430)	(453,326)	(1,679,073)
Net increase (decrease)	22,181	133,068	$ 227,899	$ 1,601,916
Class T Shares sold	269,067	408,350	$ 2,746,536	$ 4,598,870
Shares redeemed	(135,621)	(257,198)	(1,375,356)	(2,749,421)
Net increase (decrease)	133,446	151,152	$ 1,371,180	$ 1,849,449
Class B Shares sold	77,027	226,898	$ 771,429	$ 2,508,485
Shares redeemed	(93,278)	(133,675)	(942,050)	(1,414,151)
Net increase (decrease)	(16,251)	93,223	$ (170,621)	$ 1,094,334
Class C Shares sold	71,148	144,981	$ 717,611	$ 1,600,419
Shares redeemed	(85,777)	(165,343)	(862,458)	(1,813,692)
Net increase (decrease)	(14,629)	(20,362)	$ (144,847)	$ (213,273)
Institutional Class Shares sold	14,496	3,587	$ 149,408	$ 39,471
Shares redeemed	(4,301)	(10,018)	(44,554)	(110,418)
Net increase (decrease)	10,195	(6,431)	$ 104,854	$ (70,947)

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investments Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

AGLO-SANN-0602 156999
1.719689.103

Fidelity® Advisor

Global Equity

Fund - Institutional Class

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Global Equity Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Global Equity - Inst CL	5.71%	-8.80%	6.04%
MSCI® World	3.45%	-13.71%	-8.84%
Global Funds Average	5.57%	-11.91%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital InternationalSM (MSCI® World) World Index - a market capitalization-weighted index of over 1,500 equity securities of companies domiciled in 23 countries that is designed to represent the performance of developed stock markets throughout the world. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the global funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 335 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Global Equity - Inst CL	-8.80%	1.75%
MSCI World	-13.71%	-2.71%
Global Funds Average	-11.91%	n/a*

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Global Equity Fund - Institutional Class on December 17, 1998, when the fund started. As the chart shows, by April 30, 2002, the value of the investment would have grown to $10,604 - a 6.04% increase on the initial investment. For comparison, look at how the MSCI World Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,116 - an 8.84% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For the six-month period ending April 30, 2002, investing internationally became a much more attractive opportunity than it had been in the past few years. In fact, most stock markets around the world outperformed U.S. domestic equity benchmarks - an important point for investors seeking a diversified portfolio. Much of the rebound in international equity markets was due to the stabilization and incremental improvement of global economies. Emerging markets in Asia and Latin America were among the top performers. The Morgan Stanley Capital InternationalSM (MSCI®) All Country Asia Free ex Japan Index - an index of more than 450 stocks traded in 11 emerging Asian markets, excluding Japan - jumped 38.68% during the past six months. Meanwhile, the MSCI Emerging Markets Free-Latin America Index, which measures the performance of nearly 125 stocks traded in seven Latin American markets, was up 25.69%. Looking more broadly, the MSCI Europe, Australasia, Far East (EAFE®) Index - designed to represent the performance of stock markets outside the U.S. and Canada - gained a respectable 5.60%. Even Japan improved. While the nation's primary equity benchmark - the Tokyo Stock Exchange Index, or TOPIX - posted a slight decline of 2.13% for the overall six-month time frame, it leaped 16.60% in the final three months of the period.

(Portfolio Manager photograph)
An interview with Richard Habermann, Portfolio Manager of Fidelity Advisor Global Equity Fund

Q. How did the fund perform, Dick?

A. For the six months that ended April 30, 2002, the fund's Institutional Class shares returned 5.71%, topping the Morgan Stanley Capital International (MSCI) World Index, which returned 3.45%. The global funds average tracked by Lipper Inc. returned 5.57% during the same period. For the 12 months that ended April 30, 2002, the fund's Institutional Class shares returned -8.80%, while the MSCI index and Lipper average returned -13.71% and -11.91%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What influenced global equity markets during the past six months?

A. Emerging signs of a synchronized global economic recovery, led by the U.S, sparked a rebound in equity markets around the world. The recession in the U.S. was unexpectedly mild, as economic activity rebounded due to stronger-than-expected consumer demand - helped by sharply lower interest rates and no inflation - rising industrial production, inventory rebuilding and continued strong productivity growth. While an improving profit outlook for corporations lifted stocks into positive territory, concerns about accounting practices, constraints on consumer spending and generally high valuations limited their upside. Despite a weak euro currency and aggressive interest rate cuts by the European Central Bank and Bank of England, economic growth waned in Europe. Improving business confidence, corporate restructuring and relatively attractive valuations, however, supported gains in regional markets. Export-oriented Southeast Asian markets performed quite well in the face of a cyclical recovery, while Japan continued to suffer from ongoing structural reform pressures and lingering skepticism of the government's ability to revive the economy. The Bank of Japan helped stem the negative tide by loosening monetary policy in its attempt to counter deflation and avoid slipping deeper into recession.

Q. What factors drove fund returns during the past six months?

A. I avoided making any significant regional allocation bets, and instead allowed security selection within the subportfolios to drive returns. That said, the fund was marginally hurt by emphasizing Japan at the expense of Europe - which I felt would be slower to benefit from a recovery in global demand - giving up the slight performance differential between the two regions. Japan's lackluster performance was enough to thwart this strategy. While we remained neutral-weighted in the U.S. relative to the index, we were overweighted versus our average Lipper peer, which hurt as the U.S. lagged the world market. However, strong stock picking within each of the regions was enough to overcome the MSCI benchmark. Most contributors came from U.S. subportfolio holdings, a natural by-product of the fund's and the benchmark's emphasis on North America. Given the period's volatility, the fund benefited from having both aggressive and defensive characteristics. Our focus on smaller-cap, economically sensitive consumer discretionary stocks - most notably retailers, hotels and consumer durables - paid off, as investors flocked to names with improving prospects and cheap valuations. Top performers here included Sonic Automotive, Starwood Hotels & Resorts and Mohawk Industries. We also had some success with semiconductor stocks, such as NVIDIA in the U.S. and Japan's Rohm, which delivered strong gains.

Q. How did some other moves play out?

A. Limiting the fund's exposure to lagging large-cap technology and telecommunication services stocks in the U.S. and Europe was a plus, particularly IBM, WorldCom, Ericsson and Nokia. We also added to positions in several reasonably priced consumer staples stocks, including Avon Products, which - due to their defensive nature - fared well during the second half of the period as the prospects for a vigorous U.S. economic recovery waned. On the down side, the fund was hurt the most by a handful of stocks that suffered from accounting-related concerns, most notably Computer Associates and Tyco International. Underweighting banks - due largely to credit quality concerns - also was a mistake, as these stocks outperformed the market. Defensive financials such as Freddie Mac failed to perform for us, as did such leading pharmaceutical companies as Pfizer. Several stocks I've mentioned were no longer held at the close of the period.

Semiannual Report

Q. What's your outlook?

A. I remain cautious. Although evidence of a strengthening global economy remains a positive for equity markets, uncertainty about corporate earnings outlooks, particularly in light of recent accounting problems, remains a concern. While continued cost cutting should help boost corporate earnings in 2002, it may take some time for demand-driven earnings to rebound. That said, given the improving backdrop, it might be wise to consider becoming more aggressive.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital

Start date: December 17, 1998

Size: as of April 30, 2002, more than $23 million

Manager: Richard Habermann, since inception; joined Fidelity in 1968

3

Dick Habermann discusses a recovery in equities:

"I'm still looking for a catalyst to get U.S. equities back on track. It would be highly unusual for stocks to underperform bonds for a third straight year. In fact, if you look back at post-World War II history, excluding 2000-01, there was only one instance in which we even had back-to-back down years in the S&P 500®. While the probability is slim for stocks to lose three in a row to bonds, it's not impossible. We're already seeing the factors driving economic growth in recent months begin to show signs of reversing. Among the key drivers were low interest rates, low energy prices and a huge mortgage-refinancing boom that has since ended. This reversal may, in fact, take some steam out of the once-resilient consumer, leaving corporations to pick up the slack by boosting capital expenditures. The problem is, corporations are still very cautious given uncertainty about earnings - the lifeblood of capital spending - and are thus unlikely to step in and fill the void. Exports, given a continued strong dollar, might not provide much help either. So, as the inventory correction nears an end in most sectors, particularly technology, there needs to be a resurgence in end demand from businesses to help grow earnings, strengthen the economy and power stock prices from today's still-lofty levels. A synchronized global recovery might generate just the demand we need."

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp. (United States of America, Software)	2.4	3.6
Avon Products, Inc. (United States of America, Personal Products)	2.4	2.0
Johnson & Johnson (United States of America, Pharmaceuticals)	2.3	0.0
Dell Computer Corp. (United States of America, Computers & Peripherals)	2.1	0.0
Lockheed Martin Corp. (United States of America, Aerospace & Defense)	1.7	0.9
	10.9
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	15.7	18.1
Financials	15.6	17.7
Information Technology	14.2	14.3
Consumer Discretionary	13.4	13.8
Consumer Staples	11.2	8.7
Top Five Countries as of April 30, 2002
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	52.7	50.8
United Kingdom	11.5	10.8
Japan	10.7	11.6
France	4.0	4.6
Germany	2.6	3.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
Stocks and Equity Futures 98.8%	Stocks 97.4%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 2.6%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (Note 1)
Australia - 1.7%
AMP Ltd.	2,017	$ 19,969
Australia & New Zealand Banking Group Ltd.	5,800	59,264
Australian Gas Light Co.	1,000	5,190
Australian Stock Exchange Ltd.	700	5,080
BHP Billiton Ltd.	9,985	58,055
Brambles Industries Ltd.	2,065	11,184
BRL Hardy Ltd.	330	1,723
Coles Myer Ltd.	3,600	14,768
Commonwealth Bank of Australia	2,400	42,444
Goodman Fielder Ltd.	12,200	10,312
John Fairfax Holdings Ltd.	2,800	5,366
Lihir Gold Ltd. (a)	2,700	2,020
National Australia Bank Ltd.	2,200	41,157
News Corp. Ltd.	5,448	35,930
Perpetual Trustees Australia Ltd.	406	9,792
Publishing & Broadcasting Ltd.	1,500	7,316
Rio Tinto Ltd.	200	3,887
Suncorp-Metway Ltd.	1,200	8,120
Tabcorp Holdings Ltd.	1,300	8,433
Telstra Corp. Ltd.	6,500	17,811
Westpac Banking Corp.	3,200	27,977
TOTAL AUSTRALIA		395,798
Belgium - 0.1%
Solvay SA	220	14,637
Canada - 2.4%
A.L.I. Technologies, Inc. (a)	250	5,578
Abitibi-Consolidated, Inc.	550	4,975
Alcan, Inc.	480	17,718
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	300	6,243
ATI Technologies, Inc. (a)	160	1,636
Bank of Montreal	710	17,055
Bank of Nova Scotia	730	25,107
Barrick Gold Corp.	740	14,931
BCE, Inc.	840	14,753
Biovail Corp. (a)	80	3,054
Brascan Corp. Class A (ltd. vtg.)	280	6,230
Cameco Corp.	90	2,444
Canadian Imperial Bank of Commerce	490	17,087
Canadian National Railway Co.	80	3,794
Canadian Natural Resources Ltd.	160	5,304
Canadian Pacific Railway Ltd.	90	1,876
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
CHC Helicopter Corp. Class A (sub. vtg.) (a)	140	$ 2,330
Clarica Life Insurance Co.	240	7,916
Co-Steel, Inc (a)	1,150	3,849
Dofasco, Inc.	320	6,528
EnCana Corp.	774	24,326
Fairmont Hotels & Resorts, Inc.	125	3,581
Falconbridge Ltd.	710	8,894
Forzani Group Ltd. Class A (a)	610	8,501
George Weston Ltd.	220	16,655
Home Capital Group, Inc. Class B (sub. vtg.)	570	5,487
Hurricane Hydrocarbons Class A	330	4,765
Imperial Oil Ltd.	150	4,482
Inco Ltd. (a)	260	5,221
Jean Coutu Group, Inc. Class A	150	3,409
Kingsway Financial Services, Inc. (a)	220	2,525
Loblaw Companies Ltd.	520	19,807
Magna International, Inc. Class A	260	19,302
Manitoba Telecom Services, Inc.	250	5,344
Manulife Financial Corp.	630	18,306
Masonite International Corp. (a)	310	4,990
Methanex Corp. (a)	500	3,825
Molson, Inc. Class A	960	22,032
National Bank of Canada	380	8,091
Newmont Mining Corp. Canada Ltd. (a)	384	10,992
Nexen, Inc.	160	4,111
Noranda, Inc.	220	2,738
Penn West Petroleum Ltd. (a)	90	2,424
Petro-Canada	250	6,737
Placer Dome, Inc.	700	8,323
Power Corp. of Canada (sub. vtg.)	240	6,241
Precision Drilling Corp. (a)	90	3,041
Rothmans, Inc.	360	7,505
Royal Bank of Canada	1,130	39,600
Saputo, Inc.	260	5,511
SNC-Lavalin Group, Inc.	250	4,861
Sobeys, Inc.	400	10,799
Sun Life Financial Services of Canada, Inc.	550	12,065
Suncor Energy, Inc.	480	16,677
Talisman Energy, Inc.	260	11,105
Teck Cominco Ltd. Class B (sub. vtg.)	270	2,379
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
Thomson Corp.	550	$ 18,717
TransCanada PipeLines Ltd.	890	12,931
TOTAL CANADA		544,708
Denmark - 0.7%
Danske Bank AS	1,630	29,418
ISS AS (a)	2,098	104,828
Novo-Nordisk AS Series B	1,320	38,693
TOTAL DENMARK		172,939
Finland - 0.9%
Fortum Oyj	7,410	40,561
Nokia Corp.	4,570	74,308
Sampo Oyj (A Shares)	5,829	44,922
UPM-Kymmene Corp.	1,145	39,997
TOTAL FINLAND		199,788
France - 4.0%
Aventis SA (France)	4,313	304,713
BNP Paribas SA	2,742	143,180
Castorama Dubois Investissements SA	640	35,609
Credit Lyonnais SA	1,577	66,460
Essilor International SA	1,280	52,042
Pechiney SA Series A	700	33,842
Pernod-Ricard	540	49,832
Societe Generale Series A	851	58,228
TotalFinaElf SA Series B	1,265	191,546
TOTAL FRANCE		935,452
Germany - 1.9%
Altana AG	500	28,256
Bayer AG	2,740	89,718
Beiersdorf AG	190	23,007
Deutsche Boerse AG	780	34,690
Karstadt Quelle AG	780	23,700
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	484	119,834
Schering AG	1,875	114,197
TOTAL GERMANY		433,402
Hong Kong - 1.2%
ASM Pacific Technology Ltd.	2,500	6,635
Bank of East Asia Ltd.	1,800	3,774
Cheung Kong Holdings Ltd.	4,000	38,081
Common Stocks - continued
	Shares	Value (Note 1)
Hong Kong - continued
CLP Holdings Ltd.	4,400	$ 17,264
CNOOC Ltd.	4,500	5,943
Giordano International Ltd.	8,000	5,103
Guoco Group Ltd.	783	4,337
Hang Seng Bank Ltd.	5,600	64,084
Hong Kong & China Gas Co. Ltd.	4,400	5,501
Hong Kong Electric Holdings Ltd.	4,500	17,079
Hutchison Whampoa Ltd.	5,600	49,185
Johnson Electric Holdings Ltd.	4,000	6,052
Li & Fung Ltd.	4,000	6,411
Pacific Century CyberWorks Ltd. (a)	30,000	7,693
Sun Hung Kai Properties Ltd.	3,000	26,157
Television Broadcasts Ltd.	1,000	4,936
TOTAL HONG KONG		268,235
Ireland - 0.6%
Bank of Ireland	6,968	81,239
CRH PLC	3,127	53,490
TOTAL IRELAND		134,729
Italy - 1.7%
Autostrade Spa	3,640	29,530
Banca Nazionale del Lavoro (BNL)	20,520	46,629
Banca Popolare di Verona	3,090	38,363
Bulgari Spa	4,990	38,770
ENI Spa	7,320	112,290
Intesabci Spa	11,090	35,844
Italgas Spa	4,410	44,384
Luxottica Group Spa	2,820	57,581
TOTAL ITALY		403,391
Japan - 10.7%
Advantest Corp.	200	14,390
Alps Electric Ltd.	1,000	13,426
Amada Co. Ltd.	1,000	5,484
Anritsu Corp.	4,000	31,798
Asahi Glass Co. Ltd.	4,000	28,345
Asahi Kasei Corp.	7,000	26,680
Bank of Yokohama Ltd.	5,000	17,424
Canon Sales Co., Inc.	1,000	7,156
Canon, Inc.	2,000	77,720
Citizen Electronics Co. Ltd.	800	56,938
Citizen Watch Co. Ltd.	3,000	18,435
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Credit Saison Co. Ltd.	1,200	$ 28,189
CSK Corp.	300	8,937
Dai Nippon Printing Co. Ltd.	1,000	12,586
Daihatsu Motor Co. Ltd.	1,000	4,356
Daiichi Pharmaceutical Co. Ltd.	2,000	38,970
Daikin Industries Ltd.	1,000	18,124
Dainippon Pharmaceutical Co.	1,000	10,174
Daiwa House Industry Co. Ltd.	2,000	12,757
Daiwa Securities Group, Inc.	2,000	13,706
Denso Corp.	700	11,325
Dowa Mining Co. Ltd.	5,000	22,169
Fanuc Ltd.	100	5,538
Fuji Heavy Industries Ltd.	2,000	10,081
Fuji Photo Film Co. Ltd.	2,000	63,472
Fuji Soft ABC, Inc.	700	25,264
Fujikura Ltd.	1,000	4,278
Fujitsu Support & Service, Inc. (FSAS)	300	5,927
Funai Electric Co. Ltd.	100	10,548
Furukawa Electric Co. Ltd.	1,000	4,620
Hitachi Chemical Co. Ltd.	700	8,843
Honda Motor Co. Ltd.	1,100	49,918
Hosiden Corp.	1,000	14,382
Hoya Corp.	600	44,617
Ito-Yokado Co. Ltd.	1,000	49,238
Itochu Corp.	5,000	15,946
JAFCO Co. Ltd.	300	23,919
JSR Corp.	3,000	23,545
Kao Corp.	1,000	19,524
KDDI Corp.	8	20,909
Keyence Corp.	100	20,216
Kobayashi Pharmaceutical Co. Ltd.	300	9,941
Komatsu Ltd.	4,000	14,468
Kuraray Co. Ltd.	1,000	6,495
Kyocera Corp.	600	40,790
Matsushita Communication Industrial Co. Ltd.	500	18,979
Minebea Co. Ltd.	1,000	6,534
Mitsubishi Electric Corp.	6,000	27,909
Mitsubishi Tokyo Finance Group, Inc. (MTFG)	6	41,760
Mitsui Chemicals, Inc.	4,000	19,042
Mitsui Mining & Smelting Co. Ltd.	2,000	7,405
Mitsui OSK Lines Ltd.	10,000	20,380
Mitsumi Electric Co. Ltd.	300	5,017
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Mizuho Holdings, Inc.	12	$ 25,016
Mori Seiki Co. Ltd.	1,000	8,300
Murata Manufacturing Co. Ltd.	100	6,324
NEC Corp.	3,000	23,102
Nichicon Corp.	1,000	13,325
Nidec Corp.	100	6,658
Nikko Cordial Corp.	2,000	9,023
Nikon Corp.	2,000	26,089
Nintendo Co. Ltd.	300	42,004
Nippon COMSYS Corp.	1,000	5,686
Nippon Shinpan Co. Ltd.	4,000	6,316
Nippon System Development Co. Ltd.	100	3,905
Nippon Unipac Holding	2	11,419
Nissan Motor Co. Ltd.	6,000	46,740
Nitto Denko Corp.	1,400	46,064
Nomura Holdings, Inc.	6,000	83,541
NTT Data Corp.	2	8,914
NTT DoCoMo, Inc.	2	5,056
NTT DoCoMo, Inc. New (a)	8	20,348
Omron Corp.	3,000	45,084
Oriental Land Co. Ltd.	200	13,146
ORIX Corp.	800	66,273
Rohm Co. Ltd.	500	74,479
Sammy Corp.	500	16,724
Secom Co. Ltd.	500	24,580
Sekisui Chemical Co. Ltd.	7,000	19,656
Sekisui House Ltd.	1,000	6,868
Senshukai Co. Ltd.	1,000	3,570
Sharp Corp.	2,000	27,707
Shin-Etsu Chemical Co. Ltd.	800	32,918
Shinko Electric Industries Co.Ltd.	1,200	32,576
SMC Corp.	200	23,927
Sony Corp.	1,200	65,040
Sumitomo Bakelite Co. Ltd.	4,000	30,492
Sumitomo Electric Industries Ltd.	3,000	21,352
Sumitomo Mitsui Banking Corp.	8,000	35,594
Sumitomo Trust & Banking Ltd.	5,000	22,402
Suzuki Motor Corp.	1,000	12,002
Takeda Chemical Industries Ltd.	1,000	43,715
Takefuji Corp.	170	12,271
TDK Corp.	100	5,445
Terumo Corp.	1,000	14,771
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
The Suruga Bank Ltd.	3,000	$ 11,691
THK Co. Ltd.	1,100	21,819
Tokai Corp.	1,000	3,143
Tokyo Electric Power Co.	700	12,741
Tokyo Electron Ltd.	500	35,937
Toppan Printing Co. Ltd.	3,000	30,313
Tosoh Corp.	3,000	8,751
Toto Ltd.	1,000	4,348
Toyota Industries Corp.	600	9,638
Toyota Motor Corp.	3,200	87,728
Tsubaki Nakashima Co. Ltd.	1,000	7,156
UMC Japan (a)	1	11,045
Union Tool Co.	100	5,056
Uny Co. Ltd.	1,000	10,719
Watami Food Service Co. Ltd.	100	1,258
Watami Food Service Co. Ltd. New (a)	50	629
World Co. Ltd.	100	2,567
Yakult Honsha Co. Ltd.	2,000	20,208
Yamaha Motor Co. Ltd.	1,000	7,390
Yamato Transport Co. Ltd.	1,000	16,957
Zeon Corp.	3,000	13,418
TOTAL JAPAN		2,489,528
Netherlands - 1.4%
ASML Holding NV (a)	2,860	64,886
Euronext NV	3,300	68,362
ING Groep NV (Certificaten Van Aandelen)	4,080	107,625
Koninklijke KPN NV	14,985	67,860
Numico NV	890	22,956
TOTAL NETHERLANDS		331,689
Norway - 0.8%
DnB Holding ASA	12,800	67,582
Norsk Hydro AS	1,760	86,541
Tomra Systems AS	2,800	21,309
TOTAL NORWAY		175,432
Singapore - 0.5%
City Developments Ltd.	1,000	3,415
DBS Group Holdings Ltd.	1,000	7,710
Oversea-Chinese Banking Corp. Ltd.	4,050	28,996
Singapore Airlines Ltd.	1,000	7,710
Singapore Press Holdings Ltd.	400	4,957
Common Stocks - continued
	Shares	Value (Note 1)
Singapore - continued
Singapore Technologies Engineering Ltd.	6,000	$ 6,939
United Overseas Bank Ltd.	7,096	56,276
TOTAL SINGAPORE		116,003
Spain - 1.6%
Acerinox SA (Reg.)	930	35,584
Altadis SA	8,440	178,110
Amadeus Global Travel Distribution SA Series A (a)	3,830	25,482
Banco Santander Central Hispano SA	10,280	95,142
Fomento Construcciones y Contratas SA (FOCSA)	1,370	35,152
TOTAL SPAIN		369,470
Sweden - 0.9%
Assa Abloy AB (B Shares)	7,482	97,025
Svenska Cellulosa AB (SCA) (B Shares)	100	3,403
Svenska Handelsbanken AB (A Shares)	3,978	60,313
Swedish Match Co.	7,400	58,443
TOTAL SWEDEN		219,184
Switzerland - 2.4%
Adecco SA	334	21,164
Credit Suisse Group (Reg.)	2,711	96,786
Givaudan AG	77	28,751
Nestle SA (Reg.)	851	201,492
Novartis AG (Reg.)	2,402	100,900
Swiss Reinsurance Co. (Reg.)	674	68,125
Swisscom AG (Reg.)	134	40,053
TOTAL SWITZERLAND		557,271
United Kingdom - 11.5%
3i Group PLC	13,110	132,217
Abbey National PLC	2,670	42,454
Anglo American PLC	1,300	20,500
AstraZeneca PLC (Sweden)	2,532	118,994
Barclays PLC	16,640	145,749
BBA Group PLC	10,060	45,817
BG PLC	21,290	95,101
BP PLC	19,500	165,100
British Sky Broadcasting Group PLC (a)	3,010	33,690
BT Group PLC (a)	12,785	47,944
Centrica PLC	19,060	58,681
Compass Group PLC	12,450	77,478
Diageo PLC	5,940	78,865
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
GlaxoSmithKline PLC	6,321	$ 151,862
Granada PLC	29,270	54,922
HBOS PLC	8,900	107,918
HSBC Holdings PLC:
(Hong Kong) (Reg.)	5,044	60,538
(United Kingdom) (Reg.)	5,300	63,611
Lloyds TSB Group PLC	10,050	115,564
Man Group PLC	3,250	45,376
Marks & Spencer Group PLC	12,717	73,579
National Grid Group PLC	7,060	50,623
Prudential PLC	7,810	83,091
Reed Elsevier PLC	9,730	95,293
Safeway PLC	8,120	35,976
Severn Trent PLC	2,480	28,318
Shell Transport & Trading Co. PLC (Reg.)	34,680	249,407
Unilever PLC	17,350	158,536
United Business Media PLC	6,724	51,350
Vodafone Group PLC	103,234	167,239
TOTAL UNITED KINGDOM		2,655,793
United States of America - 51.0%
Abbott Laboratories	2,200	118,690
Abercrombie & Fitch Co. Class A (a)	660	19,800
AFLAC, Inc.	1,800	53,820
Albany International Corp. Class A	1,640	41,295
AmerisourceBergen Corp.	760	58,900
Amphenol Corp. Class A (a)	500	21,925
Analog Devices, Inc. (a)	700	25,872
AOL Time Warner, Inc. (a)	7,000	133,140
Aramark Corp. Class B	1,300	36,010
Arrow Electronics, Inc. (a)	1,380	36,432
AT&T Corp.	8,240	108,109
Avnet, Inc.	953	24,416
Avon Products, Inc.	9,880	551,798
Baker Hughes, Inc.	1,190	44,839
Bank of America Corp.	840	60,883
Bank of Hawaii Corp.	950	27,056
Barr Laboratories, Inc. (a)	1,040	69,316
Bed Bath & Beyond, Inc. (a)	700	26,019
Best Buy Co., Inc. (a)	930	69,146
BJ Services Co. (a)	790	29,025
Black & Decker Corp.	700	34,076
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Bristol-Myers Squibb Co.	1,700	$ 48,960
Cardinal Health, Inc.	5,280	365,640
Cendant Corp. (a)	2,780	50,012
Centex Corp.	700	39,410
ChevronTexaco Corp.	3,520	305,219
Clear Channel Communications, Inc. (a)	2,784	130,709
Comcast Corp. Class A (special) (a)	2,100	56,175
Computer Associates International, Inc.	3,000	55,800
Compuware Corp. (a)	6,360	49,862
Conoco, Inc.	2,840	79,662
Costco Wholesale Corp. (a)	800	32,160
Danaher Corp.	1,460	104,507
Dean Foods Co. (a)	980	36,280
Dell Computer Corp. (a)	18,620	490,451
EMC Corp. (a)	14,670	134,084
ENSCO International, Inc.	1,520	51,315
Fairchild Semiconductor International, Inc. Class A (a)	1,140	30,712
Fannie Mae	1,170	92,348
First Data Corp.	1,150	91,414
FirstEnergy Corp.	600	19,980
Fleetwood Enterprises, Inc.	1,770	18,886
Forest Laboratories, Inc. (a)	1,270	97,968
Freddie Mac	850	55,548
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	3,130	55,589
Furniture Brands International, Inc. (a)	2,020	82,477
Gap, Inc.	4,860	68,575
Gillette Co.	2,700	95,796
Guidant Corp. (a)	590	22,184
Harrah's Entertainment, Inc. (a)	970	47,685
HCA, Inc.	1,470	70,251
HealthSouth Corp. (a)	1,370	20,687
Herman Miller, Inc.	1,200	29,316
Home Depot, Inc.	660	30,604
Illinois Tool Works, Inc.	800	57,680
IMC Global, Inc.	2,220	27,972
Integrated Silicon Solution (a)	970	12,998
Intel Corp.	8,800	251,768
International Rectifier Corp. (a)	530	24,444
J.P. Morgan Chase & Co.	2,380	83,538
Johnson & Johnson	8,340	532,592
KB Home	220	10,967
KLA-Tencor Corp. (a)	980	57,791
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Kohls Corp. (a)	500	$ 36,850
Kraft Foods, Inc. Class A	1,430	58,687
Lafarge North America, Inc.	1,010	44,218
Lattice Semiconductor Corp. (a)	960	11,376
Lennar Corp.	1,960	108,858
Liberty Media Corp. Class A (a)	3,700	39,590
Lockheed Martin Corp.	6,430	404,447
Lowe's Companies, Inc.	1,630	68,933
LSI Logic Corp. (a)	1,820	23,387
Lucent Technologies, Inc.	19,450	89,470
Lyondell Chemical Co.	1,550	22,909
Mandalay Resort Group (a)	460	16,496
Manpower, Inc.	4,380	176,295
Martin Marietta Materials, Inc.	1,950	75,972
Masco Corp.	2,650	74,465
Maytag Corp.	750	34,613
McKesson Corp.	2,030	81,992
Medtronic, Inc.	1,510	67,482
MetLife, Inc.	2,180	74,425
Mettler-Toledo International, Inc. (a)	720	27,684
Micron Technology, Inc. (a)	5,270	124,899
Microsoft Corp. (a)	10,750	561,789
Millennium Chemicals, Inc.	500	6,825
Mohawk Industries, Inc. (a)	2,906	186,943
Mylan Laboratories, Inc.	960	25,421
National Semiconductor Corp. (a)	720	22,694
National-Oilwell, Inc. (a)	1,410	37,464
NCR Corp. (a)	1,270	49,352
Noble Drilling Corp. (a)	2,810	121,814
Northrop Grumman Corp.	610	73,603
Northwest Airlines Corp. (a)	1,675	30,887
Oak Technology, Inc. (a)	500	7,115
Pacific Sunwear of California, Inc. (a)	1,370	34,223
Parker Hannifin Corp.	400	19,980
Patterson Dental Co. (a)	980	45,178
Pepsi Bottling Group, Inc.	2,230	63,867
PepsiCo, Inc.	2,220	115,218
Perrigo Co. (a)	1,820	22,714
Pfizer, Inc.	10,742	390,472
Phelps Dodge Corp.	3,800	136,040
Philip Morris Companies, Inc.	2,570	139,885
PolyOne Corp.	1,920	23,309
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Priority Healthcare Corp. Class B (a)	950	$ 28,253
Pulte Homes, Inc.	1,170	62,244
Qwest Communications International, Inc.	15,070	75,802
RealNetworks, Inc. (a)	1,490	10,475
Rite Aid Corp.	2,000	6,340
RJ Reynolds Tobacco Holdings, Inc.	480	33,216
Semtech Corp. (a)	990	31,660
SICOR, Inc. (a)	800	14,176
SPX Corp. (a)	200	26,930
St. Jude Medical, Inc. (a)	1,510	125,647
Symantec Corp. (a)	980	34,702
Synovus Financial Corp.	300	8,112
Synthes-Stratec, Inc.	54	33,516
Sysco Corp.	1,200	34,812
Take-Two Interactive Software, Inc. (a)	5,270	132,277
Target Corp.	1,850	80,753
Tenet Healthcare Corp. (a)	1,470	107,854
The Coca-Cola Co.	5,850	324,734
Tyco International Ltd.	11,200	206,640
Tyson Foods, Inc. Class A	1,700	23,834
Union Pacific Corp.	400	22,720
UnitedHealth Group, Inc.	250	21,953
Univision Communications, Inc. Class A (a)	3,010	120,280
Valero Energy Corp.	600	25,896
Viacom, Inc. Class B (non-vtg.) (a)	1,620	76,302
Viad Corp.	4,380	133,502
Wal-Mart Stores, Inc.	3,190	178,193
Weatherford International, Inc. (a)	2,730	136,145
Whole Foods Market, Inc. (a)	310	14,496
Wyeth	3,380	192,660
Yahoo!, Inc. (a)	7,110	104,944
TOTAL UNITED STATES OF AMERICA		11,817,492
TOTAL COMMON STOCKS (Cost $21,619,822)		22,234,941
Nonconvertible Preferred Stocks - 1.2%
	Shares	Value (Note 1)
Germany - 0.7%
Hugo Boss AG	2,247	$ 52,698
ProSiebenSat.1 Media AG	3,150	29,806
Wella AG	1,292	78,050
TOTAL GERMANY		160,554
Italy - 0.5%
Telecom Italia Spa (Risp)	23,160	123,625
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $294,803)		284,179
Nonconvertible Bonds - 0.0%
Moody's Ratings (unaudited)			Principal Amount
United Kingdom - 0.0%
BAE Systems PLC 7.45% 11/29/03 (Cost $289)	-	GBP	433	297
Government Obligations - 0.1%

United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.81% 5/30/02 (c) (Cost $24,963)			25,000	24,965
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 1.85% (b) (Cost $679,116)	679,116	679,116
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $22,618,993)		23,223,498
NET OTHER ASSETS - (0.2)%		(52,672)
NET ASSETS - 100%		$ 23,170,826
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
7 S&P 500 EMini Index Contracts	June 2002	$ 377,020	$ (20,460)

The face value of futures purchased as a percentage of net assets - 1.6%
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,965.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $11,300,508 and $10,162,806, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $968 for the period.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $22,792,902. Net unrealized appreciation aggregated $430,596, of which $2,436,528 related to appreciated investment securities and $2,005,932 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $2,623,000 of which $301,000 and $2,322,000 will expire on October 31, 2008 and 2009, respectively.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $22,618,993) - See accompanying schedule		$ 23,223,498
Foreign currency held at value (cost $2,124)		2,124
Receivable for investments sold		158,314
Receivable for fund shares sold		57,663
Dividends receivable		54,375
Interest receivable		1,165
Receivable for daily variation on futures contracts		4,305
Total assets		23,501,444
Liabilities
Payable for investments purchased	$ 254,461
Payable for fund shares redeemed	27,535
Accrued management fee	12,247
Distribution fees payable	12,080
Other payables and accrued expenses	24,295
Total liabilities		330,618
Net Assets		$ 23,170,826
Net Assets consist of:
Paid in capital		$ 26,711,581
Accumulated net investment (loss)		(139,045)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,986,755)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		585,045
Net Assets		$ 23,170,826

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,938,572 ÷ 382,451 shares)	$ 10.30
Maximum offering price per share (100/94.25 of $10.30)	$ 10.93
Class T: Net Asset Value and redemption price per share ($9,419,001 ÷ 921,104 shares)	$ 10.23
Maximum offering price per share (100/96.50 of $10.23)	$ 10.60
Class B: Net Asset Value and offering price per share ($4,951,646 ÷ 492,440 shares) A	$ 10.06
Class C: Net Asset Value and offering price per share ($3,795,249 ÷ 376,974 shares) A	$ 10.07
Institutional Class: Net Asset Value, offering price and redemption price per share ($1,066,358 ÷ 102,845 shares)	$ 10.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 139,652
Interest		5,464
		145,116
Less foreign taxes withheld		(10,355)
Total income		134,761
Expenses
Management fee	$ 81,566
Transfer agent fees	56,107
Distribution fees	70,904
Accounting fees and expenses	30,059
Non-interested trustees' compensation	36
Custodian fees and expenses	28,442
Registration fees	49,537
Audit	11,334
Legal	333
Miscellaneous	1,368
Total expenses before reductions	329,686
Expense reductions	(65,719)	263,967
Net investment income (loss)		(129,206)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,168,869)
Foreign currency transactions	142
Total net realized gain (loss)		(1,168,727)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,417,116
Assets and liabilities in foreign currencies	1,194
Futures contracts	(20,459)
Total change in net unrealized appreciation (depreciation)		2,397,851
Net gain (loss)		1,229,124
Net increase (decrease) in net assets resulting from operations		$ 1,099,918

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (129,206)	$ (131,526)
Net realized gain (loss)	(1,168,727)	(2,324,392)
Change in net unrealized appreciation (depreciation)	2,397,851	(3,599,781)
Net increase (decrease) in net assets resulting from operations	1,099,918	(6,055,699)
Share transactions - net increase (decrease)	1,388,465	4,261,479
Total increase (decrease) in net assets	2,488,383	(1,794,220)
Net Assets
Beginning of period	20,682,443	22,476,663
End of period (including accumulated net investment loss of $139,045 and accumulated net investment loss of $9,839, respectively)	$ 23,170,826	$ 20,682,443

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.76	$ 12.62	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.02) G	(.04) F	(.04)
Net realized and unrealized gain (loss)	.58	(2.84)	1.13	1.83
Total from investment operations	.54	(2.86)	1.09	1.79
Distributions from net realized gain	-	-	(.20)	-
Distributions in excess of net realized gain	-	-	(.06)	-
Total distributions	-	-	(.26)	-
Net asset value, end of period	$ 10.30	$ 9.76	$ 12.62	$ 11.79
Total Return B,C,D	5.53%	(22.66)%	9.28%	17.90%
Ratios to Average Net Assets I
Expenses before expense reductions	2.42% A	2.40%	2.32%	4.39% A
Expenses net of voluntary waivers, if any	2.00% A	2.00%	2.00%	2.00% A
Expenses net of all reductions	1.97% A	1.96%	1.99%	1.99% A
Net investment income (loss)	(.77)% A	(.17)%	(.33)%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,939	$ 3,516	$ 2,868	$ 1,853
Portfolio turnover rate	130% A	141%	106%	69% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.03 per share. G Investment income per share reflects a special dividend which amounted to $.04 per share. H For the period December 17, 1998 (commencement of operations) to October 31, 1999 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.70	$ 12.60	$ 11.77	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05) G	(.08) F	(.07)
Net realized and unrealized gain (loss)	.58	(2.85)	1.15	1.84
Total from investment operations	.53	(2.90)	1.07	1.77
Distributions from net realized gain	-	-	(.18)	-
Distributions in excess of net realized gain	-	-	(.06)	-
Total distributions	-	-	(.24)	-
Net asset value, end of period	$ 10.23	$ 9.70	$ 12.60	$ 11.77
Total Return B,C,D	5.46%	(23.02)%	9.12%	17.70%
Ratios to Average Net Assets I
Expenses before expense reductions	2.92% A	2.88%	2.70%	4.70% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.23% A	2.21%	2.24%	2.24% A
Net investment income (loss)	(1.02)% A	(.42)%	(.58)%	(.72)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,419	$ 7,642	$ 8,019	$ 3,204
Portfolio turnover rate	130% A	141%	106%	69% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.03 per share. G Investment income per share reflects a special dividend which amounted to $.04 per share. H For the period December 17, 1998 (commencement of operations) to October 31, 1999 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.56	$ 12.48	$ 11.71	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.10) G	(.14) F	(.12)
Net realized and unrealized gain (loss)	.58	(2.82)	1.14	1.83
Total from investment operations	.50	(2.92)	1.00	1.71
Distributions from net realized gain	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	(.06)	-
Total distributions	-	-	(.23)	-
Net asset value, end of period	$ 10.06	$ 9.56	$ 12.48	$ 11.71
Total Return B,C,D	5.23%	(23.40)%	8.56%	17.10%
Ratios to Average Net Assets I
Expenses before expense reductions	3.37% A	3.30%	3.24%	5.19% A
Expenses net of voluntary waivers, if any	2.75% A	2.75%	2.75%	2.75% A
Expenses net of all reductions	2.72% A	2.71%	2.74%	2.74% A
Net investment income (loss)	(1.52)% A	(.92)%	(1.08)%	(1.22)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,952	$ 4,865	$ 5,187	$ 2,268
Portfolio turnover rate	130% A	141%	106%	69% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.03 per share.
G Investment income per share reflects a special dividend which amounted to $.04 per share. H For the period December 17, 1998 (commencement of operations) to October 31, 1999 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 12.49	$ 11.71	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.10) G	(.14) F	(.12)
Net realized and unrealized gain (loss)	.57	(2.81)	1.15	1.83
Total from investment operations	.49	(2.91)	1.01	1.71
Distributions from net realized gain	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	(.06)	-
Total distributions	-	-	(.23)	-
Net asset value, end of period	$ 10.07	$ 9.58	$ 12.49	$ 11.71
Total Return B,C,D	5.11%	(23.30)%	8.65%	17.10%
Ratios to Average Net Assets I
Expenses before expense reductions	3.20% A	3.16%	3.13%	5.16% A
Expenses net of voluntary waivers, if any	2.75% A	2.75%	2.75%	2.75% A
Expenses net of all reductions	2.72% A	2.71%	2.74%	2.74% A
Net investment income (loss)	(1.52)% A	(.92)%	(1.08)%	(1.22)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,795	$ 3,750	$ 5,146	$ 2,649
Portfolio turnover rate	130% A	141%	106%	69% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.03 per share.
G Investment income per share reflects a special dividend which amounted to $.04 per share. H For the period December 17, 1998 (commencement of operations) to October 31, 1999 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 12.68	$ 11.81	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	.01 F	(.01) E	(.02)
Net realized and unrealized gain (loss)	.59	(2.88)	1.16	1.83
Total from investment operations	.56	(2.87)	1.15	1.81
Distributions from net realized gain	-	-	(.21)	-
Distributions in excess of net realized gain	-	-	(.07)	-
Total distributions	-	-	(.28)	-
Net asset value, end of period	$ 10.37	$ 9.81	$ 12.68	$ 11.81
Total Return B,C	5.71%	(22.63)%	9.79%	18.10%
Ratios to Average Net Assets H
Expenses before expense reductions	2.01% A	2.02%	2.06%	4.10% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.72% A	1.71%	1.74%	1.74% A
Net investment income (loss)	(.52)% A	.08%	(.08)%	(.22)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,066	$ 909	$ 1,256	$ 1,182
Portfolio turnover rate	130% A	141%	106%	69% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.03 per share. F Investment income per share reflects a special dividend which amounted to $.04 per share. G For the period December 17, 1998 (commencement of operations) to October 31, 1999 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Global Equity Fund(the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 4,711	$ 571
Class T	.25%	.25%	21,924	150
Class B	.75%	.25%	24,914	18,908
Class C	.75%	.25%	19,355	5,261
			$ 70,904	$ 24,890

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 8,837	$ 2,876
Class T	10,281	1,623
Class B	6,836	6,836*
Class C	529	529*
	$ 26,483	$ 11,864

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 6,844	.36*
Class T	26,759	.61*
Class B	13,856	.56*
Class C	7,645	.39*
Institutional Class	1,003	.20*
	$ 56,107

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,327 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	2.00%	$ 8,010
Class T	2.25%	29,181
Class B	2.75%	15,394
Class C	2.75%	8,884
Institutional Class	1.75%	1,312
		$ 62,781

Certain security trades were directed to brokers who paid $2,938 of the fund's expenses.

7. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the fund.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	October 31,	October 31,
	2002	2001	2002	2001

Class A Shares sold	66,281	285,498	$ 681,225	$ 3,280,989
Shares redeemed	(44,100)	(152,430)	(453,326)	(1,679,073)
Net increase (decrease)	22,181	133,068	$ 227,899	$ 1,601,916
Class T Shares sold	269,067	408,350	$ 2,746,536	$ 4,598,870
Shares redeemed	(135,621)	(257,198)	(1,375,356)	(2,749,421)
Net increase (decrease)	133,446	151,152	$ 1,371,180	$ 1,849,449
Class B Shares sold	77,027	226,898	$ 771,429	$ 2,508,485
Shares redeemed	(93,278)	(133,675)	(942,050)	(1,414,151)
Net increase (decrease)	(16,251)	93,223	$ (170,621)	$ 1,094,334
Class C Shares sold	71,148	144,981	$ 717,611	$ 1,600,419
Shares redeemed	(85,777)	(165,343)	(862,458)	(1,813,692)
Net increase (decrease)	(14,629)	(20,362)	$ (144,847)	$ (213,273)
Institutional Class Shares sold	14,496	3,587	$ 149,408	$ 39,471
Shares redeemed	(4,301)	(10,018)	(44,554)	(110,418)
Net increase (decrease)	10,195	(6,431)	$ 104,854	$ (70,947)

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investments Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGLOI-SANN-0602 157000
1.719690.103

Fidelity® Advisor

International
Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of the McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor International Capital Appreciation Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Intl Cap App - CL A	24.01%	4.25%	47.18%
Fidelity Adv Intl Cap App - CL A (incl. 5.75% sales charge)	16.88%	-1.75%	38.72%
MSCI® AC World ex US	8.29%	-11.28%	2.93%
International Funds Average	7.10%	-12.91%	n/a *

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital International SM AC World Index Free ex USA - a market capitalization-weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. To measure how Class A's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 834 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Intl Cap App - CL A	4.25%	8.99%
Fidelity Adv Intl Cap App - CL A (incl. 5.75% sales charge)	-1.75%	7.56%
MSCI AC World ex US	-11.28%	0.65%
International Funds Average	-12.91%	n/a *

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor International Capital Appreciation Fund - Class A on November 3, 1997, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have grown to $13,872 - a 38.72% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,293 - a 2.93% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor International Capital Appreciation Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Intl Cap App - CL T	23.80%	3.95%	45.99%
Fidelity Adv Intl Cap App - CL T (incl. 3.50% sales charge)	19.47%	0.31%	40.88%
MSCI AC World ex US	8.29%	-11.28%	2.93%
International Funds Average	7.10%	-12.91%	n/a *

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International AC World Index Free ex USA - a market capitalization-weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. To measure how Class T's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 834 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Intl Cap App - CL T	3.95%	8.79%
Fidelity Adv Intl Cap App - CL T (incl. 3.50% sales charge)	0.31%	7.93%
MSCI AC World ex US	-11.28%	0.65%
International Funds Average	-12.91%	n/a *

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor International Capital Appreciation Fund - Class T on November 3, 1997, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have grown to $14,088 - a 40.88% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,293 - a 2.93% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor International Capital Appreciation Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B's contingent deferred sales charges included in the past six months, past one year, and life of fund total return figures are 5%, 5%, and 2%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Intl Cap App - CL B	23.52%	3.40%	42.18%
Fidelity Adv Intl Cap App - CL B (incl. contingent deferred sales charge)	18.52%	-1.60%	40.18%
MSCI AC World ex US	8.29%	-11.28%	2.93%
International Funds Average	7.10%	-12.91%	n/a *

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International AC World Index Free ex USA - a market capitalization-weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. To measure how Class B's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 834 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Intl Cap App - CL B	3.40%	8.15%
Fidelity Adv Intl Cap App - CL B (incl. contingent deferred sales charge)	-1.60%	7.81%
MSCI AC World ex US	-11.28%	0.65%
International Funds Average	-12.91%	n/a*

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor International Capital Appreciation Fund - Class B on November 3, 1997, when the fund started. As the chart shows, by April 30, 2002, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $14,018 - a 40.18% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,293 - a 2.93% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor International Capital Appreciation Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C's contingent deferred sales charges included in the past six months, past one year and life of fund total return figures are 1%, 1%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Intl Cap App - CL C	23.64%	3.56%	42.47%
Fidelity Adv Intl Cap App - CL C (incl. contingent deferred sales charge)	22.64%	2.56%	42.47%
MSCI AC World ex US	8.29%	-11.28%	2.93%
International Funds Average	7.10%	-12.91%	n/a *

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International AC World Index Free ex USA - a market capitalization-weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. To measure how Class C's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 834 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Intl Cap App - CL C	3.56%	8.20%
Fidelity Adv Intl Cap App - CL C (incl. contingent deferred sales charge)	2.56%	8.20%
MSCI AC World ex US	-11.28%	0.65%
International Funds Average	-12.91%	n/a *

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor International Capital Appreciation Fund - Class C on November 3, 1997, when the fund started. As the chart shows, by April 30, 2002, the value of the investment would have grown to $14,247 - a 42.47% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,293 - a 2.93% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For the six-month period ending April 30, 2002, investing internationally became a much more attractive opportunity than it had been in the past few years. In fact, most stock markets around the world outperformed U.S. domestic equity benchmarks - an important point for investors seeking a diversified portfolio. Much of the rebound in international equity markets was due to the stabilization and incremental improvement of global economies. Emerging markets in Asia and Latin America were among the top performers. The Morgan Stanley Capital InternationalSM (MSCI®) All Country Asia Free ex Japan Index - an index of more than 450 stocks traded in 11 emerging Asian markets, excluding Japan - jumped 38.68% during the past six months. Meanwhile, the MSCI Emerging Markets Free-Latin America Index, which measures the performance of 125 stocks traded in seven Latin American markets, was up 25.69%. Looking more broadly, the MSCI Europe, Australasia, Far East (EAFE®) Index - designed to represent the performance of stock markets outside the U.S. and Canada - gained a respectable 5.60%. Even Japan improved. While the nation's primary equity benchmark - the Tokyo Stock Exchange Index, or TOPIX - posted a slight decline of 2.13% for the overall six-month time frame, it leaped 16.60% in the final three months of the period.

(Portfolio Manager photograph)
An interview with Kevin McCarey, Portfolio Manager of Fidelity Advisor International Capital Appreciation Fund

Q. How did the fund perform, Kevin?

A. Very well. For the six months that ended April 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned 24.01%, 23.80%, 23.52% and 23.64%, respectively. This outpaced both the Morgan Stanley Capital International All Country World ex-USA Index - which returned 8.29% - and the international funds average, which returned 7.10% according to Lipper Inc. For the 12 months that ended April 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned 4.25%, 3.95%, 3.40% and 3.56%, respectively. The index and peer group average returned -11.28% and -12.91%, respectively.

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Fund Talk: The Manager's Overview - continued

Q. Why did the fund perform so well during the six-month period?

A. There were three major drivers. First, some pockets within technology rebounded nicely - particularly in the semiconductor area - and the fund was positioned well to take advantage. The second driver was the resurgence of emerging markets around the world, most notably South Korea, Mexico and Taiwan. Ten of the fund's 20 best relative contributors during the period were emerging-markets stocks, with many residing in the technology group. Third, I was able to find several good earnings growth stories in some of the more traditionally defensive sectors, such as in food and beverages, and in tobacco.

Q. Why did semiconductor stocks experience an upturn?

A. A technology shift in the manufacturing process for semiconductors drove new demand. Without getting too technical, the design format of the chips was made smaller. As a result, Taiwanese semiconductor makers, such as United Microelectronics and Taiwan Semiconductor, benefited from new chip orders as well as from increased outsourcing demand. Semiconductor equipment companies also gained from the design change, as companies that manufacture their own chips bought new equipment from companies such as Japan's Tokyo Electron and Netherlands-based ASML to accommodate the change. All of these stocks performed well for the fund.

Q. Korea and Mexico also proved to be fertile ground for emerging-markets opportunities. What types of stocks worked, and why?

A. Emerging-markets stocks are cyclical in that most countries depend on the economic well-being of developed nations to support their exporting businesses. Against an improving global backdrop, several emerging markets - including Korea and Mexico - performed quite well during the period. The fund's best overall contributor during the period was Korea's Kookmin Bank. Investors became increasingly comfortable with Korea's banking reform progress, and Kookmin - which originally appealed to me because of its quality and its low valuation - performed extremely well. Several emerging-markets TV stocks also fared well, including TV Azteca and Grupo Televisa in Mexico, and Hong Kong's Television Broadcasting. The fund did not own stakes in Kookmin Bank or Television Broadcasting at the end of the period.

Q. What was the story in Europe and Japan?

A. A lower-than-index exposure to both regions helped performance, as did good stock picking within select industries. Europe's economic picture mirrored that of the U.S. in terms of uncertainty, but I was able to find some good growth opportunities in traditional defensive areas, most notably beverages and tobacco. The fund's investments in Spain's Altadis, Sweden's Swedish Match and France's Pernod-Ricard each benefited from positive pricing trends and cost-savings efforts. Japan's economy, meanwhile, continued to stall as banking reforms and corporate restructurings moved along at a snail's pace. A weak yen relative to the dollar amplified Japan's domestic concerns.

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Q. Which stocks would you classify as disappointments?

A. Japanese financial services company Nikko Cordial struggled amidst a difficult domestic trading climate, particularly on the retail end. U.K.-based SSL International - which makes a variety of latex products for the health industry - also lagged as management misfired in its execution. Hong Kong's China Mobile, one of the few telecommunications stocks I owned, experienced slow growth, but in my view remained a solid prospect. The fund did not own SSL at the end of the period.

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Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. I'm optimistic that global economies can continue to recover. If they do, the cyclically oriented emerging markets could attract even more attention. Improved global economies also would benefit Japan, but the key question will be how much economic demand is enough. As for my investment approach, I'll continue to hunt for small- and mid-cap opportunities, and will closely monitor trends in more traditional growth areas - such as technology and telecom - that have been beaten down recently.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by investing in securities of foreign issuers

Start date: November 3, 1997

Size: as of April 30, 2002, more than $252 million

Manager: Kevin McCarey, since inception; joined Fidelity in 1985

3

Kevin McCarey talks about the maturity of his investment process:

"One of the gratifying takeaways from the fund's performance during the period is that the investment process I put in place four years ago has reached a nice maturity phase.

"One important element to the process is an emphasis on focus. For example, I've cut the number of fund holdings significantly during my tenure, from around 130 to our current level of just over 60. This allows me to show my conviction in certain stocks, and allows for more streamlined research efforts. I also look to invest in focused companies. For instance, I've tried to add more companies to the portfolio that have singular business models, as opposed to large, clunky conglomerates that operate in multiple industries.

"The other major component to my process is flexibility. I've positioned the fund, for example, to be very flexible in terms of market capitalization and sector rotation. If you look at the fund's top performers during the period, many were from the small- and mid-cap universe, and we also benefited from our play on large-cap semiconductor stocks.

"These weren't one-off plays that happened to work out - these strategies were the byproduct of an investment process that has started to take hold. Hopefully, the process has some sustainability and can add value over the long run."

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Investment Changes

Top Five Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Altadis SA (Spain, Tobacco)	4.9	2.4
Pernod-Ricard (France, Beverages)	3.4	1.2
TV Azteca SA de CV sponsored ADR (Mexico, Media)	3.3	1.2
Tokyo Electron Ltd. (Japan, Semiconductor Equipment & Products)	3.1	1.7
ASML Holding NV (NY Shares) (Netherlands, Semiconductor Equipment & Products)	2.9	2.8
	17.6
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.6	18.8
Information Technology	15.8	22.2
Consumer Discretionary	15.8	10.0
Consumer Staples	13.8	9.7
Energy	9.0	6.6
Top Five Countries as of April 30, 2002
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
France	12.8	8.1
Japan	11.4	12.5
Netherlands	10.3	4.3
Spain	8.3	4.7
United Kingdom	7.7	19.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
Stocks 85.7%	Stocks 89.4%
Short-Term Investments and Net Other Assets 14.3%	Short-Term Investments and Net Other Assets 10.6%

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Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.7%
	Shares	Value (Note 1)
Brazil - 4.5%
Banco Itau SA (PN)	68,340,000	$ 5,412,783
Telesp Celular Participacoes SA ADR	63,600	407,676
Uniao de Bancos Brasileiros SA (Unibanco) GDR	231,500	5,671,750
TOTAL BRAZIL		11,492,209
Canada - 3.9%
Barrick Gold Corp.	15,000	302,658
EnCana Corp.	8,400	264,006
Precision Drilling Corp. (a)	113,500	3,834,948
Suncor Energy, Inc.	154,500	5,368,003
TOTAL CANADA		9,769,615
France - 12.8%
BIC Ste	40,700	1,590,272
BNP Paribas SA	68,200	3,561,227
Credit Lyonnais SA	97,400	4,104,732
Neopost SA (a)	185,553	7,017,912
NRJ Group	113,500	2,248,049
Pechiney SA Series A	10,600	512,469
Pernod-Ricard	92,100	8,499,057
SEB SA	8,304	674,717
Technip-Coflexip SA	3,400	479,356
TotalFinaElf SA Series B	23,400	3,543,228
TOTAL FRANCE		32,231,019
Germany - 2.5%
Continental Gummi-Werke AG	138,800	2,343,031
Deutsche Boerse AG	88,994	3,957,992
TOTAL GERMANY		6,301,023
Hong Kong - 4.3%
China Mobile (Hong Kong) Ltd. sponsored ADR (a)	262,900	4,366,769
Hong Kong Exchanges & Clearing Ltd.	3,662,000	6,526,625
TOTAL HONG KONG		10,893,394
India - 0.1%
Infosys Technologies Ltd.	3,400	256,372
Italy - 0.5%
Benetton Group Spa sponsored ADR	44,000	1,238,600
Japan - 11.4%
Advantest Corp.	97,000	6,979,231
Canon, Inc.	6,000	233,160
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Credit Saison Co. Ltd.	12,700	$ 298,335
Daiichi Pharmaceutical Co. Ltd.	66,000	1,286,014
JAFCO Co. Ltd.	63,700	5,078,757
Kyocera Corp.	3,300	224,347
Nikko Cordial Corp.	757,000	3,415,215
Nikon Corp.	50,000	652,225
Takeda Chemical Industries Ltd.	65,000	2,841,475
Tokyo Electron Ltd.	110,200	7,920,410
TOTAL JAPAN		28,929,169
Mexico - 4.5%
America Movil SA de CV sponsored ADR	13,500	251,775
Grupo Televisa SA de CV sponsored ADR (a)	62,400	2,820,480
TV Azteca SA de CV sponsored ADR	1,029,200	8,285,060
TOTAL MEXICO		11,357,315
Netherlands - 10.3%
ASML Holding NV (NY Shares) (a)	330,700	7,384,531
Buhrmann NV	257,200	3,290,427
Hunter Douglas NV	72,700	2,421,717
Randstad Holdings NV	191,200	2,650,915
Unilever NV (NY Shares)	83,900	5,428,330
VNU NV	164,900	4,973,392
TOTAL NETHERLANDS		26,149,312
Netherlands Antilles - 2.4%
Schlumberger Ltd. (NY Shares)	112,200	6,142,950
Norway - 1.2%
Norsk Hydro AS	59,400	2,920,767
Spain - 8.3%
Acerinox SA (Reg.)	159,500	6,102,909
Altadis SA	587,700	12,402,253
Banco Popular Espanol SA (Reg.)	62,500	2,560,791
TOTAL SPAIN		21,065,953
Sweden - 4.0%
Electrolux AB (B Shares)	253,300	4,223,231
Swedish Match Co.	734,400	5,800,043
TOTAL SWEDEN		10,023,274
Switzerland - 3.3%
Givaudan AG	3,530	1,318,076
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - continued
Swiss Reinsurance Co. (Reg.)	45,340	$ 4,582,771
The Swatch Group AG (Reg.)	115,600	2,408,333
TOTAL SWITZERLAND		8,309,180
Taiwan - 3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,727,000	4,358,595
United Microelectronics Corp.	3,054,700	4,669,717
TOTAL TAIWAN		9,028,312
United Kingdom - 7.7%
AstraZeneca PLC (United Kingdom)	34,300	1,596,665
Bradford & Bingley PLC	469,600	2,258,504
Diageo PLC	207,800	2,758,943
EMAP PLC	209,800	2,511,839
GlaxoSmithKline PLC	207,000	4,973,176
Signet Group PLC	1,029,100	1,754,778
Trinity Mirror PLC	525,300	3,609,673
TOTAL UNITED KINGDOM		19,463,578
United States of America - 0.4%
Pharmacia Corp.	27,200	1,121,456
TOTAL COMMON STOCKS (Cost $189,962,554)		216,693,498
Money Market Funds - 17.1%

Fidelity Cash Central Fund, 1.85% (b)	20,867,511	20,867,511
Fidelity Securities Lending Cash Central Fund, 1.85% (b)	22,433,750	22,433,750
TOTAL MONEY MARKET FUNDS (Cost $43,301,261)		43,301,261
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $233,263,815)		259,994,759
NET OTHER ASSETS - (2.8)%		(7,202,715)
NET ASSETS - 100%		$ 252,792,044
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $222,439,018 and $208,773,245, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $234,163,480. Net unrealized appreciation aggregated $25,831,279, of which $31,460,956 related to appreciated investment securities and $5,629,677 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $90,369,000 of which $23,648,000 and $66,721,000 will expire on October 31, 2008 and 2009, respectively.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,778,607) (cost $233,263,815) - See accompanying schedule		$ 259,994,759
Foreign currency held at value (cost $2,703,809)		2,704,301
Receivable for investments sold		11,303,567
Receivable for fund shares sold		4,245,185
Dividends receivable		535,705
Interest receivable		38,906
Other receivables		17,790
Total assets		278,840,213
Liabilities
Payable for investments purchased	$ 2,762,995
Payable for fund shares redeemed	437,803
Accrued management fee	149,354
Distribution fees payable	135,129
Other payables and accrued expenses	129,138
Collateral on securities loaned, at value	22,433,750
Total liabilities		26,048,169
Net Assets		$ 252,792,044
Net Assets consist of:
Paid in capital		$ 310,220,222
Accumulated net investment (loss)		(744,676)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(83,418,829)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,735,327
Net Assets		$ 252,792,044

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,847,857 ÷ 1,299,176 shares)	$ 13.74
Maximum offering price per share (100/94.25 of $13.74)	$ 14.58
Class T: Net Asset Value and redemption price per share ($128,383,327 ÷ 9,383,469 shares)	$ 13.68
Maximum offering price per share (100/96.50 of $13.68)	$ 14.18
Class B: Net Asset Value and offering price per share ($45,822,187 ÷ 3,422,992 shares) A	$ 13.39
Class C: Net Asset Value and offering price per share ($51,069,537 ÷ 3,814,824 shares) A	$ 13.39
Institutional Class: Net Asset Value, offering price and redemption price per share ($9,669,136 ÷ 696,483 shares)	$ 13.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 1,262,964
Interest		238,712
Security lending		40,773
		1,542,449
Less foreign taxes withheld		(133,312)
Total income		1,409,137
Expenses
Management fee	$ 785,493
Transfer agent fees	424,121
Distribution fees	714,926
Accounting and security lending fees	65,715
Non-interested trustees' compensation	336
Custodian fees and expenses	66,741
Registration fees	70,822
Audit	16,047
Legal	2,858
Miscellaneous	43,209
Total expenses before reductions	2,190,268
Expense reductions	(36,455)	2,153,813
Net investment income (loss)		(744,676)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	8,464,155
Foreign currency transactions	(72,185)
Total net realized gain (loss)		8,391,970
Change in net unrealized appreciation (depreciation) on: Investment securities	36,212,474
Assets and liabilities in foreign currencies	(2,370)
Total change in net unrealized appreciation (depreciation)		36,210,104
Net gain (loss)		44,602,074
Net increase (decrease) in net assets resulting from operations		$ 43,857,398

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (744,676)	$ (835,031)
Net realized gain (loss)	8,391,970	(64,527,302)
Change in net unrealized appreciation (depreciation)	36,210,104	1,598,560
Net increase (decrease) in net assets resulting from operations	43,857,398	(63,763,773)
Distributions to shareholders from net investment income	-	(6,734,364)
Share transactions - net increase (decrease)	31,903,817	(16,272,529)
Total increase (decrease) in net assets	75,761,215	(86,770,666)
Net Assets
Beginning of period	177,030,829	263,801,495
End of period (including accumulated net investment loss of $744,676 and $0, respectively)	$ 252,792,044	$ 177,030,829

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 15.26	$ 15.06	$ 10.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	(.03)	(.01)	(.00)
Net realized and unrealized gain (loss)	2.68	(3.73)	.88	5.00	.07
Total from investment operations	2.66	(3.74)	.85	4.99	.07
Distributions from net investment income	-	(.44)	-	-	-
Distributions in excess of net investment income	-	-	(.02) F	-	-
Distributions from net realized gain	-	-	(.63) F	-	-
Total distributions	-	(.44)	(.65)	-	-
Net asset value, end of period	$ 13.74	$ 11.08	$ 15.26	$ 15.06	$ 10.07
Total Return B, C, D	24.01%	(25.17)%	5.31%	49.55%	0.70%
Ratios to Average Net Assets H
Expenses before expense reductions	1.65% A	1.71%	1.55%	2.13%	6.48% A
Expenses net of voluntary waivers, if any	1.65% A	1.70%	1.55%	1.72%	2.06% A
Expenses net of all reductions	1.62% A	1.57%	1.50%	1.67%	2.06% A
Net investment income (loss)	(.31)% A	(.05)%	(.16)%	(.06)%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,848	$ 12,070	$ 15,348	$ 3,407	$ 860
Portfolio turnover rate	222% A	270%	308%	218%	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F The amounts shown reflect certain reclassifications related to book to tax differences. G For the period November 3, 1997 (commencement of operations) to October 31, 1998. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 15.21	$ 15.02	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	(.06)	(.04)	(.03)
Net realized and unrealized gain (loss)	2.66	(3.73)	.88	5.02	.07
Total from investment operations	2.63	(3.76)	.82	4.98	.04
Distributions from net investment income	-	(.40)	-	-	-
Distributions in excess of net investment income	-	-	(.01) F	-	-
Distributions from net realized gain	-	-	(.62) F	-	-
Total distributions	-	(.40)	(.63)	-	-
Net asset value, end of period	$ 13.68	$ 11.05	$ 15.21	$ 15.02	$ 10.04
Total Return B, C, D	23.80%	(25.32)%	5.13%	49.60%	0.40%
Ratios to Average Net Assets H
Expenses before expense reductions	1.85% A	1.87%	1.72%	2.29%	3.98% A
Expenses net of voluntary waivers, if any	1.85% A	1.87%	1.72%	1.97%	2.31% A
Expenses net of all reductions	1.82% A	1.73%	1.67%	1.92%	2.31% A
Net investment income (loss)	(.51)% A	(.22)%	(.33)%	(.31)%	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,383	$ 88,818	$ 145,721	$ 44,233	$ 12,117
Portfolio turnover rate	222% A	270%	308%	218%	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F The amounts shown reflect certain reclassifications related to book to tax differences. G For the period November 3, 1997 (commencement of operations) to October 31, 1998. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 14.96	$ 14.82	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10)	(.16)	(.10)	(.07)
Net realized and unrealized gain (loss)	2.62	(3.67)	.89	4.93	.06
Total from investment operations	2.55	(3.77)	.73	4.83	(.01)
Distributions from net investment income	-	(.35)	-	-	-
Distributions in excess of net investment income	-	-	(.01) F	-	-
Distributions from net realized gain	-	-	(.58) F	-	-
Total distributions	-	(.35)	(.59)	-	-
Net asset value, end of period	$ 13.39	$ 10.84	$ 14.96	$ 14.82	$ 9.99
Total Return B, C, D	23.52%	(25.75)%	4.60%	48.35%	(0.10)%
Ratios to Average Net Assets H
Expenses before expense reductions	2.45% A	2.47%	2.30%	2.82%	4.97% A
Expenses net of voluntary waivers, if any	2.45% A	2.45%	2.30%	2.47%	2.81% A
Expenses net of all reductions	2.42% A	2.32%	2.26%	2.42%	2.81% A
Net investment income (loss)	(1.11)% A	(.80)%	(.92)%	(.81)%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,822	$ 36,593	$ 49,140	$ 11,098	$ 4,047
Portfolio turnover rate	222% A	270%	308%	218%	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F The amounts shown reflect certain reclassifications related to book to tax differences. G For the period November 3, 1997 (commencement of operations) to October 31, 1998. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 14.96	$ 14.83	$ 9.98	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09)	(.15)	(.10)	(.08)
Net realized and unrealized gain (loss)	2.62	(3.67)	.88	4.95	.06
Total from investment operations	2.56	(3.76)	.73	4.85	(.02)
Distributions from net investment income	-	(.37)	-	-	-
Distributions in excess of net investment income	-	-	(.01) F	-	-
Distributions from net realized gain	-	-	(.59) F	-	-
Total distributions	-	(.37)	(.60)	-	-
Net asset value, end of period	$ 13.39	$ 10.83	$ 14.96	$ 14.83	$ 9.98
Total Return B, C, D	23.64%	(25.71)%	4.59%	48.60%	(0.20)%
Ratios to Average Net Assets H
Expenses before expense reductions	2.34% A	2.38%	2.25%	2.82%	5.44% A
Expenses net of voluntary waivers, if any	2.34% A	2.38%	2.25%	2.47%	2.81% A
Expenses net of all reductions	2.31% A	2.24%	2.21%	2.42%	2.81% A
Net investment income (loss)	(1.00)% A	(.73)%	(.86)%	(.81)%	(.75)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,070	$ 33,118	$ 44,041	$ 7,874	$ 2,217
Portfolio turnover rate	222% A	270%	308%	218%	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F The amounts shown reflect certain reclassifications related to book to tax differences. G For the period November 3, 1997 (commencement of operations) to October 31, 1998. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 15.35	$ 15.09	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.06	.04	.02	.04
Net realized and unrealized gain (loss)	2.70	(3.75)	.88	4.98	.05
Total from investment operations	2.71	(3.69)	.92	5.00	.09
Distributions from net investment income	-	(.49)	-	-	-
Distributions in excess of net investment income	-	-	(.03) E	-	-
Distributions from net realized gain	-	-	(.63) E	-	-
Total distributions	-	(.49)	(.66)	-	-
Net asset value, end of period	$ 13.88	$ 11.17	$ 15.35	$ 15.09	$ 10.09
Total Return B, C	24.26%	(24.75)%	5.78%	49.55%	0.90%
Ratios to Average Net Assets G
Expenses before expense reductions	1.18% A	1.19%	1.15%	1.70%	3.49% A
Expenses net of voluntary waivers, if any	1.18% A	1.19%	1.15%	1.47%	1.81% A
Expenses net of all reductions	1.15% A	1.05%	1.10%	1.42%	1.81% A
Net investment income (loss)	.15% A	.46%	.24%	.19%	.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,669	$ 6,432	$ 9,551	$ 7,099	$ 4,682
Portfolio turnover rate	222% A	270%	308%	218%	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E The amounts shown reflect certain reclassifications related to book to tax differences. F For the period November 3, 1997 (commencement of operations) to October 31, 1998. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor International Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedules of Investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transaction, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 18,118	$ 142
Class T	.25%	.25%	270,273	4,470
Class B	.75%	.25%	207,050	155,806
Class C	.75%	.25%	219,485	51,270
			$ 714,926	$ 211,688

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 21,962	$ 7,720
Class T	44,454	11,849
Class B	55,744	55,744*
Class C	4,946	4,946*
	$ 127,106	$ 80,259

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 31,263	.43*
Class T	205,161	.38*
Class B	98,876	.48*
Class C	80,794	.37*
Institutional Class	8,027	.21*
	$ 424,121

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $231,955 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $36,155 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $300.

8. Other Information.

At the end of the period, one unaffiliated shareholder held 10% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

From net investment income	Six months ended April 30, 2002	Year ended October 31, 2001
Class A	$ -	$ 446,207
Class T	-	3,730,603
Class B	-	1,163,768
Class C	-	1,083,919
Institutional Class	-	309,867
Total	$ -	$ 6,734,364

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2002	Year ended October 31, 2001	Six months ended April 30, 2002	Year ended October 31, 2001
Class A Shares sold	2,262,149	1,385,567	$ 28,023,563	$ 17,585,181
Reinvestment of distributions	-	28,506	-	409,058
Shares redeemed	(2,052,274)	(1,330,498)	(25,430,092)	(16,975,774)
Net increase (decrease)	209,875	83,575	$ 2,593,471	$ 1,018,465
Class T Shares sold	3,776,296	6,851,548	$ 48,072,826	$ 87,993,894
Reinvestment of distributions	-	247,431	-	3,548,157
Shares redeemed	(2,428,457)	(8,644,904)	(30,432,907)	(111,250,277)
Net increase (decrease)	1,347,839	(1,545,925)	$ 17,639,919	$ (19,708,226)
Class B Shares sold	503,370	935,876	$ 6,357,258	$ 11,852,927
Reinvestment of distributions	-	71,668	-	1,013,382
Shares redeemed	(456,027)	(916,789)	(5,655,689)	(11,422,075)
Net increase (decrease)	47,343	90,755	$ 701,569	$ 1,444,234
Class C Shares sold	1,373,718	1,146,384	$ 16,974,497	$ 14,625,052
Reinvestment of distributions	-	65,994	-	931,826
Shares redeemed	(615,540)	(1,100,154)	(7,569,965)	(13,998,485)
Net increase (decrease)	758,178	112,224	$ 9,404,532	$ 1,558,393
Institutional Class Shares sold	965,042	901,495	$ 12,571,687	$ 11,414,637
Reinvestment of distributions	-	18,705	-	269,167
Shares redeemed	(844,632)	(966,463)	(11,007,361)	(12,269,199)
Net increase (decrease)	120,410	(46,263)	$ 1,564,326	$ (585,395)

Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

AICAP-SANN-0602 157019
1.703428.104

Fidelity® Advisor

Investment Grade BondInternational
Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2002

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of the McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor International Capital Appreciation Fund -
Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Intl Cap App - Inst CL	24.26%	4.75%	49.25%
MSCI® AC World ex US	8.29%	-11.28%	2.93%
International Funds Average	7.10%	-12.91%	n/a *

Cumulative total returns show Institutional Class performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital International SM AC World Index Free ex USA - a market capitalization-weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 834 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Intl Cap App - Inst CL	4.75%	9.33%
MSCI AC World ex US	-11.28%	0.65%
International Funds Average	-12.91%	n/a *

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor International Capital Appreciation Fund - Institutional Class on November 3, 1997, when the fund started. As the chart shows, by April 30, 2002, the value of the investment would have grown to $14,925 - a 49.25% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,293 - a 2.93% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For the six-month period ending April 30, 2002, investing internationally became a much more attractive opportunity than it had been in the past few years. In fact, most stock markets around the world outperformed U.S. domestic equity benchmarks - an important point for investors seeking a diversified portfolio. Much of the rebound in international equity markets was due to the stabilization and incremental improvement of global economies. Emerging markets in Asia and Latin America were among the top performers. The Morgan Stanley Capital InternationalSM (MSCI®) All Country Asia Free ex Japan Index - an index of more than 450 stocks traded in 11 emerging Asian markets, excluding Japan - jumped 38.68% during the past six months. Meanwhile, the MSCI Emerging Markets Free-Latin America Index, which measures the performance of 125 stocks traded in seven Latin American markets, was up 25.69%. Looking more broadly, the MSCI Europe, Australasia, Far East (EAFE®) Index - designed to represent the performance of stock markets outside the U.S. and Canada - gained a respectable 5.60%. Even Japan improved. While the nation's primary equity benchmark - the Tokyo Stock Exchange Index, or TOPIX - posted a slight decline of 2.13% for the overall six-month time frame, it leaped 16.60% in the final three months of the period.

(Portfolio Manager photograph)
An interview with Kevin McCarey, Portfolio Manager of Fidelity Advisor International Capital Appreciation Fund

Q. How did the fund perform, Kevin?

A. Very well. For the six months that ended April 30, 2002, the fund's Institutional Class shares returned 24.26%. This outpaced both the Morgan Stanley Capital International All Country World ex-USA Index - which returned 8.29% - and the international funds average, which returned 7.10% according to Lipper Inc. For the 12 months that ended April 30, 2002, the fund's Institutional Class shares returned 4.75%. The index and peer group average returned -11.28% and -12.91%, respectively.

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Fund Talk: The Manager's Overview - continued

Q. Why did the fund perform so well during the six-month period?

A. There were three major drivers. First, some pockets within technology rebounded nicely - particularly in the semiconductor area - and the fund was positioned well to take advantage. The second driver was the resurgence of emerging markets around the world, most notably South Korea, Mexico and Taiwan. Ten of the fund's 20 best relative contributors during the period were emerging-markets stocks, with many residing in the technology group. Third, I was able to find several good earnings growth stories in some of the more traditionally defensive sectors, such as in food and beverages, and in tobacco.

Q. Why did semiconductor stocks experience an upturn?

A. A technology shift in the manufacturing process for semiconductors drove new demand. Without getting too technical, the design format of the chips was made smaller. As a result, Taiwanese semiconductor makers, such as United Microelectronics and Taiwan Semiconductor, benefited from new chip orders as well as from increased outsourcing demand. Semiconductor equipment companies also gained from the design change, as companies that manufacture their own chips bought new equipment from companies such as Japan's Tokyo Electron and Netherlands-based ASML to accommodate the change. All of these stocks performed well for the fund.

Q. Korea and Mexico also proved to be fertile ground for emerging-markets opportunities. What types of stocks worked, and why?

A. Emerging-markets stocks are cyclical in that most countries depend on the economic well-being of developed nations to support their exporting businesses. Against an improving global backdrop, several emerging markets - including Korea and Mexico - performed quite well during the period. The fund's best overall contributor during the period was Korea's Kookmin Bank. Investors became increasingly comfortable with Korea's banking reform progress, and Kookmin - which originally appealed to me because of its quality and its low valuation - performed extremely well. Several emerging-markets TV stocks also fared well, including TV Azteca and Grupo Televisa in Mexico, and Hong Kong's Television Broadcasting. The fund did not own stakes in Kookmin Bank or Television Broadcasting at the end of the period.

Q. What was the story in Europe and Japan?

A. A lower-than-index exposure to both regions helped performance, as did good stock picking within select industries. Europe's economic picture mirrored that of the U.S. in terms of uncertainty, but I was able to find some good growth opportunities in traditional defensive areas, most notably beverages and tobacco. The fund's investments in Spain's Altadis, Sweden's Swedish Match and France's Pernod-Ricard each benefited from positive pricing trends and cost-savings efforts. Japan's economy, meanwhile, continued to stall as banking reforms and corporate restructurings moved along at a snail's pace. A weak yen relative to the dollar amplified Japan's domestic concerns.

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Q. Which stocks would you classify as disappointments?

A. Japanese financial services company Nikko Cordial struggled amidst a difficult domestic trading climate, particularly on the retail end. U.K.-based SSL International - which makes a variety of latex products for the health industry - also lagged as management misfired in its execution. Hong Kong's China Mobile, one of the few telecommunications stocks I owned, experienced slow growth, but in my view remained a solid prospect. The fund did not own SSL at the end of the period.

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Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. I'm optimistic that global economies can continue to recover. If they do, the cyclically oriented emerging markets could attract even more attention. Improved global economies also would benefit Japan, but the key question will be how much economic demand is enough. As for my investment approach, I'll continue to hunt for small- and mid-cap opportunities, and will closely monitor trends in more traditional growth areas - such as technology and telecom - that have been beaten down recently.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by investing in securities of foreign issuers

Start date: November 3, 1997

Size: as of April 30, 2002, more than $252 million

Manager: Kevin McCarey, since inception; joined Fidelity in 1985

3

Kevin McCarey talks about the maturity of his investment process:

"One of the gratifying takeaways from the fund's performance during the period is that the investment process I put in place four years ago has reached a nice maturity phase.

"One important element to the process is an emphasis on focus. For example, I've cut the number of fund holdings significantly during my tenure, from around 130 to our current level of just over 60. This allows me to show my conviction in certain stocks, and allows for more streamlined research efforts. I also look to invest in focused companies. For instance, I've tried to add more companies to the portfolio that have singular business models, as opposed to large, clunky conglomerates that operate in multiple industries.

"The other major component to my process is flexibility. I've positioned the fund, for example, to be very flexible in terms of market capitalization and sector rotation. If you look at the fund's top performers during the period, many were from the small- and mid-cap universe, and we also benefited from our play on large-cap semiconductor stocks.

"These weren't one-off plays that happened to work out - these strategies were the byproduct of an investment process that has started to take hold. Hopefully, the process has some sustainability and can add value over the long run."

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Investment Changes

Top Five Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Altadis SA (Spain, Tobacco)	4.9	2.4
Pernod-Ricard (France, Beverages)	3.4	1.2
TV Azteca SA de CV sponsored ADR (Mexico, Media)	3.3	1.2
Tokyo Electron Ltd. (Japan, Semiconductor Equipment & Products)	3.1	1.7
ASML Holding NV (NY Shares) (Netherlands, Semiconductor Equipment & Products)	2.9	2.8
	17.6
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.6	18.8
Information Technology	15.8	22.2
Consumer Discretionary	15.8	10.0
Consumer Staples	13.8	9.7
Energy	9.0	6.6
Top Five Countries as of April 30, 2002
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
France	12.8	8.1
Japan	11.4	12.5
Netherlands	10.3	4.3
Spain	8.3	4.7
United Kingdom	7.7	19.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
Stocks 85.7%	Stocks 89.4%
Short-Term Investments and Net Other Assets 14.3%	Short-Term Investments and Net Other Assets 10.6%

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Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.7%
	Shares	Value (Note 1)
Brazil - 4.5%
Banco Itau SA (PN)	68,340,000	$ 5,412,783
Telesp Celular Participacoes SA ADR	63,600	407,676
Uniao de Bancos Brasileiros SA (Unibanco) GDR	231,500	5,671,750
TOTAL BRAZIL		11,492,209
Canada - 3.9%
Barrick Gold Corp.	15,000	302,658
EnCana Corp.	8,400	264,006
Precision Drilling Corp. (a)	113,500	3,834,948
Suncor Energy, Inc.	154,500	5,368,003
TOTAL CANADA		9,769,615
France - 12.8%
BIC Ste	40,700	1,590,272
BNP Paribas SA	68,200	3,561,227
Credit Lyonnais SA	97,400	4,104,732
Neopost SA (a)	185,553	7,017,912
NRJ Group	113,500	2,248,049
Pechiney SA Series A	10,600	512,469
Pernod-Ricard	92,100	8,499,057
SEB SA	8,304	674,717
Technip-Coflexip SA	3,400	479,356
TotalFinaElf SA Series B	23,400	3,543,228
TOTAL FRANCE		32,231,019
Germany - 2.5%
Continental Gummi-Werke AG	138,800	2,343,031
Deutsche Boerse AG	88,994	3,957,992
TOTAL GERMANY		6,301,023
Hong Kong - 4.3%
China Mobile (Hong Kong) Ltd. sponsored ADR (a)	262,900	4,366,769
Hong Kong Exchanges & Clearing Ltd.	3,662,000	6,526,625
TOTAL HONG KONG		10,893,394
India - 0.1%
Infosys Technologies Ltd.	3,400	256,372
Italy - 0.5%
Benetton Group Spa sponsored ADR	44,000	1,238,600
Japan - 11.4%
Advantest Corp.	97,000	6,979,231
Canon, Inc.	6,000	233,160
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Credit Saison Co. Ltd.	12,700	$ 298,335
Daiichi Pharmaceutical Co. Ltd.	66,000	1,286,014
JAFCO Co. Ltd.	63,700	5,078,757
Kyocera Corp.	3,300	224,347
Nikko Cordial Corp.	757,000	3,415,215
Nikon Corp.	50,000	652,225
Takeda Chemical Industries Ltd.	65,000	2,841,475
Tokyo Electron Ltd.	110,200	7,920,410
TOTAL JAPAN		28,929,169
Mexico - 4.5%
America Movil SA de CV sponsored ADR	13,500	251,775
Grupo Televisa SA de CV sponsored ADR (a)	62,400	2,820,480
TV Azteca SA de CV sponsored ADR	1,029,200	8,285,060
TOTAL MEXICO		11,357,315
Netherlands - 10.3%
ASML Holding NV (NY Shares) (a)	330,700	7,384,531
Buhrmann NV	257,200	3,290,427
Hunter Douglas NV	72,700	2,421,717
Randstad Holdings NV	191,200	2,650,915
Unilever NV (NY Shares)	83,900	5,428,330
VNU NV	164,900	4,973,392
TOTAL NETHERLANDS		26,149,312
Netherlands Antilles - 2.4%
Schlumberger Ltd. (NY Shares)	112,200	6,142,950
Norway - 1.2%
Norsk Hydro AS	59,400	2,920,767
Spain - 8.3%
Acerinox SA (Reg.)	159,500	6,102,909
Altadis SA	587,700	12,402,253
Banco Popular Espanol SA (Reg.)	62,500	2,560,791
TOTAL SPAIN		21,065,953
Sweden - 4.0%
Electrolux AB (B Shares)	253,300	4,223,231
Swedish Match Co.	734,400	5,800,043
TOTAL SWEDEN		10,023,274
Switzerland - 3.3%
Givaudan AG	3,530	1,318,076
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - continued
Swiss Reinsurance Co. (Reg.)	45,340	$ 4,582,771
The Swatch Group AG (Reg.)	115,600	2,408,333
TOTAL SWITZERLAND		8,309,180
Taiwan - 3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,727,000	4,358,595
United Microelectronics Corp.	3,054,700	4,669,717
TOTAL TAIWAN		9,028,312
United Kingdom - 7.7%
AstraZeneca PLC (United Kingdom)	34,300	1,596,665
Bradford & Bingley PLC	469,600	2,258,504
Diageo PLC	207,800	2,758,943
EMAP PLC	209,800	2,511,839
GlaxoSmithKline PLC	207,000	4,973,176
Signet Group PLC	1,029,100	1,754,778
Trinity Mirror PLC	525,300	3,609,673
TOTAL UNITED KINGDOM		19,463,578
United States of America - 0.4%
Pharmacia Corp.	27,200	1,121,456
TOTAL COMMON STOCKS (Cost $189,962,554)		216,693,498
Money Market Funds - 17.1%

Fidelity Cash Central Fund, 1.85% (b)	20,867,511	20,867,511
Fidelity Securities Lending Cash Central Fund, 1.85% (b)	22,433,750	22,433,750
TOTAL MONEY MARKET FUNDS (Cost $43,301,261)		43,301,261
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $233,263,815)		259,994,759
NET OTHER ASSETS - (2.8)%		(7,202,715)
NET ASSETS - 100%		$ 252,792,044
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $222,439,018 and $208,773,245, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $234,163,480. Net unrealized appreciation aggregated $25,831,279, of which $31,460,956 related to appreciated investment securities and $5,629,677 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $90,369,000 of which $23,648,000 and $66,721,000 will expire on October 31, 2008 and 2009, respectively.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,778,607) (cost $233,263,815) - See accompanying schedule		$ 259,994,759
Foreign currency held at value (cost $2,703,809)		2,704,301
Receivable for investments sold		11,303,567
Receivable for fund shares sold		4,245,185
Dividends receivable		535,705
Interest receivable		38,906
Other receivables		17,790
Total assets		278,840,213
Liabilities
Payable for investments purchased	$ 2,762,995
Payable for fund shares redeemed	437,803
Accrued management fee	149,354
Distribution fees payable	135,129
Other payables and accrued expenses	129,138
Collateral on securities loaned, at value	22,433,750
Total liabilities		26,048,169
Net Assets		$ 252,792,044
Net Assets consist of:
Paid in capital		$ 310,220,222
Accumulated net investment (loss)		(744,676)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(83,418,829)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,735,327
Net Assets		$ 252,792,044

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,847,857 ÷ 1,299,176 shares)	$ 13.74
Maximum offering price per share (100/94.25 of $13.74)	$ 14.58
Class T: Net Asset Value and redemption price per share ($128,383,327 ÷ 9,383,469 shares)	$ 13.68
Maximum offering price per share (100/96.50 of $13.68)	$ 14.18
Class B: Net Asset Value and offering price per share ($45,822,187 ÷ 3,422,992 shares) A	$ 13.39
Class C: Net Asset Value and offering price per share ($51,069,537 ÷ 3,814,824 shares) A	$ 13.39
Institutional Class: Net Asset Value, offering price and redemption price per share ($9,669,136 ÷ 696,483 shares)	$ 13.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 1,262,964
Interest		238,712
Security lending		40,773
		1,542,449
Less foreign taxes withheld		(133,312)
Total income		1,409,137
Expenses
Management fee	$ 785,493
Transfer agent fees	424,121
Distribution fees	714,926
Accounting and security lending fees	65,715
Non-interested trustees' compensation	336
Custodian fees and expenses	66,741
Registration fees	70,822
Audit	16,047
Legal	2,858
Miscellaneous	43,209
Total expenses before reductions	2,190,268
Expense reductions	(36,455)	2,153,813
Net investment income (loss)		(744,676)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	8,464,155
Foreign currency transactions	(72,185)
Total net realized gain (loss)		8,391,970
Change in net unrealized appreciation (depreciation) on: Investment securities	36,212,474
Assets and liabilities in foreign currencies	(2,370)
Total change in net unrealized appreciation (depreciation)		36,210,104
Net gain (loss)		44,602,074
Net increase (decrease) in net assets resulting from operations		$ 43,857,398

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (744,676)	$ (835,031)
Net realized gain (loss)	8,391,970	(64,527,302)
Change in net unrealized appreciation (depreciation)	36,210,104	1,598,560
Net increase (decrease) in net assets resulting from operations	43,857,398	(63,763,773)
Distributions to shareholders from net investment income	-	(6,734,364)
Share transactions - net increase (decrease)	31,903,817	(16,272,529)
Total increase (decrease) in net assets	75,761,215	(86,770,666)
Net Assets
Beginning of period	177,030,829	263,801,495
End of period (including accumulated net investment loss of $744,676 and $0, respectively)	$ 252,792,044	$ 177,030,829

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 15.26	$ 15.06	$ 10.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	(.03)	(.01)	(.00)
Net realized and unrealized gain (loss)	2.68	(3.73)	.88	5.00	.07
Total from investment operations	2.66	(3.74)	.85	4.99	.07
Distributions from net investment income	-	(.44)	-	-	-
Distributions in excess of net investment income	-	-	(.02) F	-	-
Distributions from net realized gain	-	-	(.63) F	-	-
Total distributions	-	(.44)	(.65)	-	-
Net asset value, end of period	$ 13.74	$ 11.08	$ 15.26	$ 15.06	$ 10.07
Total Return B, C, D	24.01%	(25.17)%	5.31%	49.55%	0.70%
Ratios to Average Net Assets H
Expenses before expense reductions	1.65% A	1.71%	1.55%	2.13%	6.48% A
Expenses net of voluntary waivers, if any	1.65% A	1.70%	1.55%	1.72%	2.06% A
Expenses net of all reductions	1.62% A	1.57%	1.50%	1.67%	2.06% A
Net investment income (loss)	(.31)% A	(.05)%	(.16)%	(.06)%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,848	$ 12,070	$ 15,348	$ 3,407	$ 860
Portfolio turnover rate	222% A	270%	308%	218%	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F The amounts shown reflect certain reclassifications related to book to tax differences. G For the period November 3, 1997 (commencement of operations) to October 31, 1998. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 15.21	$ 15.02	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	(.06)	(.04)	(.03)
Net realized and unrealized gain (loss)	2.66	(3.73)	.88	5.02	.07
Total from investment operations	2.63	(3.76)	.82	4.98	.04
Distributions from net investment income	-	(.40)	-	-	-
Distributions in excess of net investment income	-	-	(.01) F	-	-
Distributions from net realized gain	-	-	(.62) F	-	-
Total distributions	-	(.40)	(.63)	-	-
Net asset value, end of period	$ 13.68	$ 11.05	$ 15.21	$ 15.02	$ 10.04
Total Return B, C, D	23.80%	(25.32)%	5.13%	49.60%	0.40%
Ratios to Average Net Assets H
Expenses before expense reductions	1.85% A	1.87%	1.72%	2.29%	3.98% A
Expenses net of voluntary waivers, if any	1.85% A	1.87%	1.72%	1.97%	2.31% A
Expenses net of all reductions	1.82% A	1.73%	1.67%	1.92%	2.31% A
Net investment income (loss)	(.51)% A	(.22)%	(.33)%	(.31)%	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,383	$ 88,818	$ 145,721	$ 44,233	$ 12,117
Portfolio turnover rate	222% A	270%	308%	218%	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F The amounts shown reflect certain reclassifications related to book to tax differences. G For the period November 3, 1997 (commencement of operations) to October 31, 1998. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 14.96	$ 14.82	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10)	(.16)	(.10)	(.07)
Net realized and unrealized gain (loss)	2.62	(3.67)	.89	4.93	.06
Total from investment operations	2.55	(3.77)	.73	4.83	(.01)
Distributions from net investment income	-	(.35)	-	-	-
Distributions in excess of net investment income	-	-	(.01) F	-	-
Distributions from net realized gain	-	-	(.58) F	-	-
Total distributions	-	(.35)	(.59)	-	-
Net asset value, end of period	$ 13.39	$ 10.84	$ 14.96	$ 14.82	$ 9.99
Total Return B, C, D	23.52%	(25.75)%	4.60%	48.35%	(0.10)%
Ratios to Average Net Assets H
Expenses before expense reductions	2.45% A	2.47%	2.30%	2.82%	4.97% A
Expenses net of voluntary waivers, if any	2.45% A	2.45%	2.30%	2.47%	2.81% A
Expenses net of all reductions	2.42% A	2.32%	2.26%	2.42%	2.81% A
Net investment income (loss)	(1.11)% A	(.80)%	(.92)%	(.81)%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,822	$ 36,593	$ 49,140	$ 11,098	$ 4,047
Portfolio turnover rate	222% A	270%	308%	218%	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F The amounts shown reflect certain reclassifications related to book to tax differences. G For the period November 3, 1997 (commencement of operations) to October 31, 1998. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 14.96	$ 14.83	$ 9.98	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09)	(.15)	(.10)	(.08)
Net realized and unrealized gain (loss)	2.62	(3.67)	.88	4.95	.06
Total from investment operations	2.56	(3.76)	.73	4.85	(.02)
Distributions from net investment income	-	(.37)	-	-	-
Distributions in excess of net investment income	-	-	(.01) F	-	-
Distributions from net realized gain	-	-	(.59) F	-	-
Total distributions	-	(.37)	(.60)	-	-
Net asset value, end of period	$ 13.39	$ 10.83	$ 14.96	$ 14.83	$ 9.98
Total Return B, C, D	23.64%	(25.71)%	4.59%	48.60%	(0.20)%
Ratios to Average Net Assets H
Expenses before expense reductions	2.34% A	2.38%	2.25%	2.82%	5.44% A
Expenses net of voluntary waivers, if any	2.34% A	2.38%	2.25%	2.47%	2.81% A
Expenses net of all reductions	2.31% A	2.24%	2.21%	2.42%	2.81% A
Net investment income (loss)	(1.00)% A	(.73)%	(.86)%	(.81)%	(.75)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,070	$ 33,118	$ 44,041	$ 7,874	$ 2,217
Portfolio turnover rate	222% A	270%	308%	218%	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F The amounts shown reflect certain reclassifications related to book to tax differences. G For the period November 3, 1997 (commencement of operations) to October 31, 1998. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 15.35	$ 15.09	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.06	.04	.02	.04
Net realized and unrealized gain (loss)	2.70	(3.75)	.88	4.98	.05
Total from investment operations	2.71	(3.69)	.92	5.00	.09
Distributions from net investment income	-	(.49)	-	-	-
Distributions in excess of net investment income	-	-	(.03) E	-	-
Distributions from net realized gain	-	-	(.63) E	-	-
Total distributions	-	(.49)	(.66)	-	-
Net asset value, end of period	$ 13.88	$ 11.17	$ 15.35	$ 15.09	$ 10.09
Total Return B, C	24.26%	(24.75)%	5.78%	49.55%	0.90%
Ratios to Average Net Assets G
Expenses before expense reductions	1.18% A	1.19%	1.15%	1.70%	3.49% A
Expenses net of voluntary waivers, if any	1.18% A	1.19%	1.15%	1.47%	1.81% A
Expenses net of all reductions	1.15% A	1.05%	1.10%	1.42%	1.81% A
Net investment income (loss)	.15% A	.46%	.24%	.19%	.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,669	$ 6,432	$ 9,551	$ 7,099	$ 4,682
Portfolio turnover rate	222% A	270%	308%	218%	199% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E The amounts shown reflect certain reclassifications related to book to tax differences. F For the period November 3, 1997 (commencement of operations) to October 31, 1998. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor International Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedules of Investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transaction, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 18,118	$ 142
Class T	.25%	.25%	270,273	4,470
Class B	.75%	.25%	207,050	155,806
Class C	.75%	.25%	219,485	51,270
			$ 714,926	$ 211,688

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 21,962	$ 7,720
Class T	44,454	11,849
Class B	55,744	55,744*
Class C	4,946	4,946*
	$ 127,106	$ 80,259

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 31,263	.43*
Class T	205,161	.38*
Class B	98,876	.48*
Class C	80,794	.37*
Institutional Class	8,027	.21*
	$ 424,121

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $231,955 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $36,155 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $300.

8. Other Information.

At the end of the period, one unaffiliated shareholder held 10% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

From net investment income	Six months ended April 30, 2002	Year ended October 31, 2001
Class A	$ -	$ 446,207
Class T	-	3,730,603
Class B	-	1,163,768
Class C	-	1,083,919
Institutional Class	-	309,867
Total	$ -	$ 6,734,364

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2002	Year ended October 31, 2001	Six months ended April 30, 2002	Year ended October 31, 2001
Class A Shares sold	2,262,149	1,385,567	$ 28,023,563	$ 17,585,181
Reinvestment of distributions	-	28,506	-	409,058
Shares redeemed	(2,052,274)	(1,330,498)	(25,430,092)	(16,975,774)
Net increase (decrease)	209,875	83,575	$ 2,593,471	$ 1,018,465
Class T Shares sold	3,776,296	6,851,548	$ 48,072,826	$ 87,993,894
Reinvestment of distributions	-	247,431	-	3,548,157
Shares redeemed	(2,428,457)	(8,644,904)	(30,432,907)	(111,250,277)
Net increase (decrease)	1,347,839	(1,545,925)	$ 17,639,919	$ (19,708,226)
Class B Shares sold	503,370	935,876	$ 6,357,258	$ 11,852,927
Reinvestment of distributions	-	71,668	-	1,013,382
Shares redeemed	(456,027)	(916,789)	(5,655,689)	(11,422,075)
Net increase (decrease)	47,343	90,755	$ 701,569	$ 1,444,234
Class C Shares sold	1,373,718	1,146,384	$ 16,974,497	$ 14,625,052
Reinvestment of distributions	-	65,994	-	931,826
Shares redeemed	(615,540)	(1,100,154)	(7,569,965)	(13,998,485)
Net increase (decrease)	758,178	112,224	$ 9,404,532	$ 1,558,393
Institutional Class Shares sold	965,042	901,495	$ 12,571,687	$ 11,414,637
Reinvestment of distributions	-	18,705	-	269,167
Shares redeemed	(844,632)	(966,463)	(11,007,361)	(12,269,199)
Net increase (decrease)	120,410	(46,263)	$ 1,564,326	$ (585,395)

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

AICAPI-SANN-0602 157020
1.703430.104

Fidelity® Advisor

Latin America

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Latin America Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Latin America - CL A	25.91%	1.02%	21.92%
Fidelity Adv Latin America - CL A (incl. 5.75% sales charge)	18.67%	-4.79%	14.91%
MSCI® EMF - Latin America	25.69%	2.02%	39.30%
Latin American Funds Average	26.79%	2.52%	n/a *

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 21, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital InternationalSM Emerging Markets Free - Latin America Index - a market capitalization-weighted index of approximately 125 stocks traded in seven Latin American markets. To measure how Class A's performance stacked up against its peers, you can compare it to the Latin American funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 38 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Latin America - CL A	1.02%	6.08%
Fidelity Adv Latin America - CL A (incl. 5.75% sales charge)	-4.79%	4.23%
MSCI EMF - Latin America	2.02%	10.37%
Latin American Funds Average	2.52%	n/a *

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Latin America Fund - Class A on December 21, 1998, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have grown to $11,491 - a 14.91% increase on the initial investment. For comparison, look at how the MSCI® EMF - Latin America Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $13,930 - a 39.30% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Latin America Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Latin America - CL T	25.70%	0.75%	21.09%
Fidelity Adv Latin America - CL T (incl. 3.50% sales charge)	21.30%	-2.78%	16.85%
MSCI EMF - Latin America	25.69%	2.02%	39.30%
Latin American Funds Average	26.79%	2.52%	n/a *

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 21, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International Emerging Markets Free - Latin America Index - a market capitalization-weighted index of approximately 125 stocks traded in seven Latin American markets. To measure how Class T's performance stacked up against its peers, you can compare it to the Latin American funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 38 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Latin America - CL T	0.75%	5.86%
Fidelity Adv Latin America - CL T (incl. 3.50% sales charge)	-2.78%	4.75%
MSCI EMF - Latin America	2.02%	10.37%
Latin American Funds Average	2.52%	n/a *

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Latin America Fund - Class T on December 21, 1998, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have grown to $11,685 - a 16.85% increase on the initial investment. For comparison, look at how the MSCI EMF - Latin America Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $13,930 - a 39.30% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Latin America Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5%, and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Latin America - CL B	25.36%	0.20%	19.13%
Fidelity Adv Latin America - CL B (incl. contingent deferred sales charge)	20.36%	-4.79%	16.13%
MSCI EMF - Latin America	25.69%	2.02%	39.30%
Latin American Funds Average	26.79%	2.52%	n/a *

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 21, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International Emerging Markets Free - Latin America Index - a market capitalization-weighted index of approximately 125 stocks traded in seven Latin American markets. To measure how Class B's performance stacked up against its peers, you can compare it to the Latin American funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 38 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Latin America - CL B	0.20%	5.35%
Fidelity Adv Latin America - CL B (incl. contingent deferred sales charge)	-4.79%	4.55%
MSCI EMF - Latin America	2.02%	10.37%
Latin American Funds Average	2.52%	n/a *

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Latin America Fund - Class B on December 21, 1998, when the fund started. As the chart shows, by April 30, 2002, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $11,613 - a 16.13% increase on the initial investment. For comparison, look at how the MSCI EMF - Latin America Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $13,930 - a 39.30% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Latin America Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Latin America - CL C	25.40%	0.38%	19.04%
Fidelity Adv Latin America - CL C (incl. contingent deferred sales charge)	24.40%	-0.62%	19.04%
MSCI EMF - Latin America	25.69%	2.02%	39.30%
Latin American Funds Average	26.79%	2.52%	n/a *

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 21, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International Emerging Markets Free - Latin America Index - a market capitalization-weighted index of approximately 125 stocks traded in seven Latin American markets. To measure how Class C's performance stacked up against its peers, you can compare it to the Latin American funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 38 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Latin America - CL C	0.38%	5.33%
Fidelity Adv Latin America - CL C (incl. contingent deferred sales charge)	-0.62%	5.33%
MSCI EMF - Latin America	2.02%	10.37%
Latin American Funds Average	2.52%	n/a *

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Latin America Fund - Class C on December 21, 1998, when the fund started. As the chart shows, by April 30, 2002, the value of the investment would have grown to $11,904 - a 19.04% increase on the initial investment. For comparison, look at how the MSCI EMF - Latin America Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $13,930 - a 39.30% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For the six-month period ending April 30, 2002, investing internationally became a much more attractive opportunity than it had been in the past few years. In fact, most stock markets around the world outperformed U.S. domestic equity benchmarks - an important point for investors seeking a diversified portfolio. Much of the rebound in international equity markets was due to the stabilization and incremental improvement of global economies. Emerging markets in Asia and Latin America were among the top performers. The Morgan Stanley Capital InternationalSM (MSCI®) All Country Asia Free ex Japan Index - an index of more than 450 stocks traded in 11 emerging Asian markets, excluding Japan - jumped 38.68% during the past six months. Meanwhile, the MSCI Emerging Markets Free-Latin America Index, which measures the performance of nearly 125 stocks traded in seven Latin American markets, was up 25.69%. Looking more broadly, the MSCI Europe, Australasia, Far East (EAFE®) Index - designed to represent the performance of stock markets outside the U.S. and Canada - gained a respectable 5.60%. Even Japan improved. While the nation's primary equity benchmark - the Tokyo Stock Exchange Index, or TOPIX - posted a slight decline of 2.13% for the overall six-month time frame, it leaped 16.60% in the final three months of the period.

(Portfolio Manager photograph)
An interview with Margaret Reynolds, Portfolio Manager of Fidelity Advisor Latin America Fund

Q. How did the fund perform, Meg?

A. For the six months that ended April 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned 25.91%, 25.70%, 25.36% and 25.40%, respectively. In comparison, the Morgan Stanley Capital International Emerging Markets Free-Latin America Index returned 25.69%, and the Latin American funds average tracked by Lipper Inc. returned 26.79% during the same period. For the 12 months that ended April 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned 1.02%, 0.75%, 0.20% and 0.38%, respectively, while the MSCI index and Lipper average returned 2.02% and 2.52%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What drove Latin American markets during the past six months?

A. Despite political and economic instability and anemic foreign direct investment in Latin America, most markets rebounded strongly due to cheap valuations, lower financing costs, improving earnings growth, higher commodity prices - which have provided significant export revenues to many regional economies - an anticipated recovery in the U.S. economy, and growing worldwide demand. Brazil - the largest Latin American economy - was spurred by interest rate cuts, a falling current account deficit and an end to power rationing, a move expected to stimulate economic growth. Mexico rose on optimism of an earnings recovery when its economy rebounds. It also benefited from a credit rating upgrade, which should lower borrowing costs and attract new investments. Meanwhile, Argentina suffered from a plummeting currency, continued economic/political crises, the public's lack of confidence, concerns about rising inflation, and a potential delay in receiving international aid - essential to stabilize financial operations and revive the economy. Argentina's internal problems restrained the recovery in the region, particularly for key trading partner Brazil. Chile struggled with lackluster economic growth despite stimulative monetary and fiscal policy.

Q. What factors had the most influence on performance?

A. Underweighting Argentina and Chile - two of the weakest emerging-markets performers during the period - was a big win for the fund versus the index. While our overweighting in Mexico and Brazil also paid off, disappointing security selection restrained performance within these markets, particularly relative to our peer average. On a sector basis, the fund benefited the most from our positioning in telecommunications stocks. Here, I continued to focus on companies generating significant cash flows, such as local telecom provider Telefonos de Mexico (Telmex) - the fund's largest holding - which performed nicely. The flip side to this strategy was limiting our exposure to troubled securities within the industry, such as Telecom Argentina and fixed-line carriers in Brazil, most notably Embratel, which continued to wilt under increased price competition. Stock picking in banks further aided performance. In addition to sidestepping poor-performing Argentinean and Chilean banks, we held large positions in Mexican institutions, such as Grupo Financiero BBVA Bancomer that benefited from improved balance sheets, high quality of loans and successful cost-cutting/restructuring programs.

Q. How did some of your other strategies play out?

A. Avoiding Argentinean and Chilean utilities was a wise choice, as these stocks were caught in the downdraft. We also played the growing regional jet market well through Brazilian aircraft manufacturer Embraer. Switching to disappointments, we were hurt by not being defensive enough. While recovery was on the minds of many investors heading into 2002, uncertainty re-entered the market due to concerns about the Middle East crisis and U.S. economic growth. During this time, we were underweighted in defensive-oriented consumer staples, which curbed returns. While we had some good picks among beverage companies, it wasn't enough to make up for underweighting Mexican beer company Grupo Modelo and overweighting Brazilian brewer AmBev, which disappointed on earnings. I reduced some of our Mexican holdings as valuations in some areas became stretched. This move left the fund underweighted in retailers such as Wal-Mart de Mexico, which hurt as the stock outperformed the market. Finally, underweighting solid-performing materials stocks such as Cemex - a Mexican cement maker - also hampered performance.

Semiannual Report

Q. What's your outlook?

Semiannual Report

A. While cautious, I still feel the region's long-term fundamentals are positive. Despite expectations that volatility will continue in advance of the presidential elections, I've continued to emphasize Brazil due to attractive valuations and potentially falling interest rates. Brazil is a low-cost producer of many commodities and should benefit from improving global prices. Valuations in Mexico aren't as attractive, but I still feel stocks there can continue to do well amid a U.S. economic recovery and from increasing recognition from developed country investors.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Talk: The Manager's Overview - continued

Fund Facts

Goal: seeks long-term growth of capital

Start date: December 21, 1998

Size: as of April 30, 2002, more than $4 million

Manager: Margaret Reynolds, since 2001; joined Fidelity in 1995

3

Meg Reynolds reviews how she manages the fund:

"I follow a disciplined, bottom-up investment approach, trying to add value through individual stock picking rather than making any significant country or sector allocation decisions. From a stock selection perspective, liquidity is the primary attribute I look for when investing in Latin America. Specifically, highly liquid companies that exhibit industry leadership, global expansion initiatives, strong cash flows and clean balance sheets - along with a history of commitment to enhancing shareholder value - receive the bulk of my attention.

"Investing in Latin America is not without risks, which makes finding the right opportunities there even more challenging. Being able to tap Fidelity's research strength to support my efforts increases my odds of being successful. Lately, I've spent more time researching small-cap stocks in the region that present compelling valuations relative to larger-caps. While small caps offer us more investment opportunities, they also come with liquidity concerns and increased risks that I must consider in determining the optimal risk/return tradeoff."

Note to shareholders: Fidelity Advisor Latin America Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of April 30, 2002, the fund did not have more than 25% of its total assets invested in any one industry.

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Telefonos de Mexico SA de CV sponsored ADR (Mexico, Diversified Telecommunication Services)	10.9	11.2
Grupo Televisa SA de CV sponsored ADR (Mexico, Media)	6.7	3.4
Petroleo Brasileiro SA Petrobras (PN) (Brazil, Oil & Gas)	4.9	7.5
Cemex SA de CV sponsored ADR (Mexico, Construction Materials)	4.9	2.9
Wal-Mart de Mexico SA de CV Series C (Mexico, Multiline Retail)	4.9	4.5
	32.3
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunication Services	23.4	25.8
Materials	19.2	13.9
Consumer Discretionary	13.7	9.8
Consumer Staples	11.6	14.1
Financials	11.6	12.6
Top Five Countries as of April 30, 2002
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	45.1	34.3
Mexico	42.4	43.2
Chile	3.7	10.4
Peru	3.1	2.2
Argentina	1.4	3.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
Stocks 97.2%	Stocks 96.4%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 3.6%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
Argentina - 1.4%
Perez Companc SA sponsored ADR	3,977	$ 27,720
Quilmes Industrial SA sponsored ADR	909	10,590
Siderca SA sponsored ADR	1,660	26,726
TOTAL ARGENTINA		65,036
Brazil - 45.1%
Aracruz Celulose SA sponsored ADR	5,455	118,646
Banco Bradesco SA (PN)	24,000,000	141,804
Banco Itau SA (PN)	1,300,400	102,997
Brasil Telecom Participacoes SA sponsored ADR	2,200	85,580
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	5,419,400	74,393
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	5,133	120,626
Companhia de Bebidas das Americas (AmBev) sponsored ADR	7,200	150,984
Companhia Energetica Minas Gerais (CEMIG) (PN)	9,168,000	144,451
Companhia Paranaense de Energia-Copel sponsored ADR	1,100	7,843
Companhia Vale do Rio Doce sponsored ADR	5,900	161,011
Companhia Siderurgica de Tubarao (PN)	3,292,300	39,059
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	6,240	143,707
Globo Cabo SA sponsored ADR (a)	3,200	5,120
Petroleo Brasileiro SA Petrobras:
(non-vtg.) sponsored ADR	3,700	86,580
(PN)	6,400	148,168
sponsored ADR	7,600	186,960
Tele Centro Oeste Celular Participacoes SA ADR	3,700	21,830
Tele Norte Leste Participacoes SA ADR	14,202	179,371
Uniao de Bancos Brasileiros SA (Unibanco) GDR	5,100	124,950
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	11,600	39,305
Votorantim Celulose e Papel SA (PN)	1,683,900	65,473
TOTAL BRAZIL		2,148,858
British Virgin Islands - 0.0%
Claxson Interactive Group, Inc. (a)	420	134
Chile - 3.7%
A.F.P. Provida SA sponsored ADR	400	10,040
Compania de Telecomunicaciones de Chile SA sponsored ADR (a)	4,900	73,647
Distribucion Y Servicio D&S SA sponsored ADR	1,700	25,755
Empresa Nacional de Telecomunicaciones SA (ENTEL)	4,900	32,952
Common Stocks - continued
	Shares	Value (Note 1)
Chile - continued
Empresas CMPC SA	2,300	$ 23,112
Vina Concha Stet y Toro SA sponsored ADR	291	9,894
TOTAL CHILE		175,400
Colombia - 0.3%
Suramericana de Inversiones SA	35,800	15,689
Mexico - 42.4%
America Movil SA de CV sponsored ADR	10,800	201,420
Cemex SA de CV sponsored ADR	7,400	234,580
Coca-Cola Femsa SA de CV sponsored ADR	500	13,890
Consorcio ARA SA de CV (a)	12,000	23,106
Corporacion Interamericana de Entretenimiento SA de CV Series B (a)	27,074	73,359
Fomento Economico Mexicano SA de CV sponsored ADR	3,586	171,590
Grupo Bimbo SA de CV Series A	9,900	24,118
Grupo Financiero BBVA Bancomer SA de CV (GFB) Series O (a)	157,000	155,497
Grupo Modelo SA de CV Series C	9,400	25,390
Grupo Televisa SA de CV sponsored ADR (a)	7,057	318,976
Grupo TMM SA de CV sponsored ADR (a)	2,400	26,376
Telefonos de Mexico SA de CV sponsored ADR	13,762	520,755
Wal-Mart de Mexico SA de CV Series C	83,305	233,077
TOTAL MEXICO		2,022,134
Peru - 3.1%
Compania de Minas Buenaventura SA sponsored ADR	5,462	145,617
United Kingdom - 1.2%
Antofagasta PLC	6,600	55,645
TOTAL COMMON STOCKS (Cost $3,933,848)		4,628,513
Money Market Funds - 2.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.85% (b) (Cost $120,480)	120,480	$ 120,480
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $4,054,328)		4,748,993
NET OTHER ASSETS - 0.3%		14,323
NET ASSETS - 100%		$ 4,763,316
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,465,801 and $3,425,750, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $168 for the period.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $4,116,189. Net unrealized appreciation aggregated $632,804, of which $946,890 related to appreciated investment securities and $314,086 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $842,000 all of which will expire on October 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2002 (Unaudited)
Assets.
Investment in securities, at value (cost $4,054,328) - See accompanying schedule		$ 4,748,993
Foreign currency held at value (cost $404)		131
Receivable for investments sold		17,369
Receivable for fund shares sold		620
Dividends receivable		43,372
Interest receivable		215
Receivable from investment adviser for expense reductions		8,547
Total assets		4,819,247
Liabilities
Payable to custodian bank	$ 28,813
Payable for investments purchased	4,869
Payable for fund shares redeemed	1,546
Distribution fees payable	2,663
Other payables and accrued expenses	18,040
Total liabilities		55,931
Net Assets		$ 4,763,316
Net Assets consist of:
Paid in capital		$ 5,015,962
Undistributed net investment income		18,781
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(965,918)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		694,491
Net Assets		$ 4,763,316

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($745,265 ÷ 62,189 shares)	$ 11.98
Maximum offering price per share (100/94.25 of $11.98)	$ 12.71
Class T: Net Asset Value and redemption price per share ($1,329,554 ÷ 111,438 shares)	$ 11.93
Maximum offering price per share (100/96.50 of $11.93)	$ 12.36
Class B: Net Asset Value and offering price per share ($1,234,358 ÷ 104,675 shares) A	$ 11.79
Class C: Net Asset Value and offering price per share ($1,043,449 ÷ 88,641 shares) A	$ 11.77
Institutional Class: Net Asset Value, offering price and redemption price per share ($410,690 ÷ 34,064 shares)	$ 12.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 84,319
Interest		1,461
		85,780
Less foreign taxes withheld		(7,185)
Total income		78,595
Expenses
Management fee	$ 16,186
Transfer agent fees	14,225
Distribution fees	14,468
Accounting fees and expenses	30,011
Non-interested trustees' compensation	8
Custodian fees and expenses	14,559
Registration fees	49,687
Audit	13,520
Legal	63
Foreign tax expense	4,237
Miscellaneous	78
Total expenses before reductions	157,042
Expense reductions	(99,062)	57,980
Net investment income (loss)		20,615
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(82,034)
Foreign currency transactions	(5,276)
Total net realized gain (loss)		(87,310)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,031,471
Assets and liabilities in foreign currencies	(68)
Total change in net unrealized appreciation (depreciation)		1,031,403
Net gain (loss)		944,093
Net increase (decrease) in net assets resulting from operations		$ 964,708

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,615	$ 44,672
Net realized gain (loss)	(87,310)	(885,928)
Change in net unrealized appreciation (depreciation)	1,031,403	(774,543)
Net increase (decrease) in net assets resulting from operations	964,708	(1,615,799)
Distributions to shareholders from net investment income	(31,879)	-
Distributions to shareholders from net realized gain	-	(37,346)
Share transactions - net increase (decrease)	54,518	(881,117)
Total increase (decrease) in net assets	987,347	(2,534,262)
Net Assets
Beginning of period	3,775,969	6,310,231
End of period (including undistributed net investment income of $18,781 and $30,045, respectively)	$ 4,763,316	$ 3,775,969

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.62	$ 13.26	$ 11.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.14 F	(.07)	.05
Net realized and unrealized gain (loss)	2.40	(3.70)	1.69	1.59
Total from investment operations	2.48	(3.56)	1.62	1.64
Distributions from net investment income	(.12)	-	-	-
Distributions from net realized gain	-	(.08)	-	-
Total distributions	(.12)	(.08)	-	-
Net asset value, end of period	$ 11.98	$ 9.62	$ 13.26	$ 11.64
Total Return B,C,D	25.91%	(26.97)%	13.92%	16.40%
Ratios to Average Net Assets H
Expenses before expense reductions	6.53% A	4.96%	3.95%	8.60% A
Expenses net of voluntary waivers, if any	2.21% A	2.11%	2.06%	2.01% A
Expenses net of all reductions	2.21% A	2.05%	2.04%	1.99% A
Net investment income (loss)	1.32% A	1.22%	(.50)%	.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 745	$ 546	$ 921	$ 756
Portfolio turnover rate	162% A	111%	52%	50% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. G For the period December 21, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 13.21	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.11 F	(.11)	.02
Net realized and unrealized gain (loss)	2.39	(3.67)	1.70	1.60
Total from investment operations	2.45	(3.56)	1.59	1.62
Distributions from net investment income	(.09)	-	-	-
Distributions from net realized gain	-	(.08)	-	-
Total distributions	(.09)	(.08)	-	-
Net asset value, end of period	$ 11.93	$ 9.57	$ 13.21	$ 11.62
Total Return B,C,D	25.70%	(27.07)%	13.68%	16.20%
Ratios to Average Net Assets H
Expenses before expense reductions	7.11% A	5.48%	4.26%	8.92% A
Expenses net of voluntary waivers, if any	2.46% A	2.36%	2.32%	2.26% A
Expenses net of all reductions	2.46% A	2.30%	2.30%	2.24% A
Net investment income (loss)	1.08% A	.97%	(.75)%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,330	$ 1,124	$ 2,041	$ 1,065
Portfolio turnover rate	162% A	111%	52%	50% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. G For the period December 21, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 13.08	$ 11.58	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.05 F	(.18)	(.02)
Net realized and unrealized gain (loss)	2.36	(3.61)	1.68	1.60
Total from investment operations	2.39	(3.56)	1.50	1.58
Distributions from net investment income	(.04)	-	-	-
Distributions from net realized gain	-	(.08)	-	-
Total distributions	(.04)	(.08)	-	-
Net asset value, end of period	$ 11.79	$ 9.44	$ 13.08	$ 11.58
Total Return B,C,D	25.36%	(27.34)%	12.95%	15.80%
Ratios to Average Net Assets H
Expenses before expense reductions	7.41% A	5.81%	4.78%	9.44% A
Expenses net of voluntary waivers, if any	2.96% A	2.86%	2.82%	2.76% A
Expenses net of all reductions	2.96% A	2.80%	2.80%	2.74% A
Net investment income (loss)	.58% A	.46%	(1.25)%	(.25)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,234	$ 1,003	$ 1,659	$ 912
Portfolio turnover rate	162% A	111%	52%	50% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. G For the period December 21, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.43	$ 13.07	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.06F	(.18)	(.02)
Net realized and unrealized gain (loss)	2.36	(3.62)	1.68	1.59
Total from investment operations	2.39	(3.56)	1.50	1.57
Distributions from net investment income	(.05)	-	-	-
Distributions from net realized gain	-	(.08)	-	-
Total distributions	(.05)	(.08)	-	-
Net asset value, end of period	$ 11.77	$ 9.43	$ 13.07	$ 11.57
Total Return B,C,D	25.40%	(27.36)%	12.96%	15.70%
Ratios to Average Net Assets H
Expenses before expense reductions	7.40% A	5.82%	4.76%	9.42% A
Expenses net of voluntary waivers, if any	2.96% A	2.86%	2.82%	2.76% A
Expenses net of all reductions	2.96% A	2.79%	2.80%	2.74% A
Net investment income (loss)	.58% A	.47%	(1.25)%	(.25)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,043	$ 759	$ 1,165	$ 708
Portfolio turnover rate	162% A	111%	52%	50% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. G For the period December 21, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.69	$ 13.32	$ 11.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.17E	(.04)	.07
Net realized and unrealized gain (loss)	2.43	(3.72)	1.69	1.60
Total from investment operations	2.52	(3.55)	1.65	1.67
Distributions from net investment income	(.15)	-	-	-
Distributions from net realized gain	-	(.08)	-	-
Total distributions	(.15)	(.08)	-	-
Net asset value, end of period	$ 12.06	$ 9.69	$ 13.32	$ 11.67
Total Return B,C	26.17%	(26.77)%	14.14%	16.70%
Ratios to Average Net Assets G
Expenses before expense reductions	6.08% A	4.54%	3.56%	8.32% A
Expenses net of voluntary waivers, if any	1.96% A	1.86%	1.81%	1.76% A
Expenses net of all reductions	1.96% A	1.80%	1.79%	1.74% A
Net investment income (loss)	1.58% A	1.46%	(.25)%	.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 411	$ 344	$ 524	$ 472
Portfolio turnover rate	162% A	111%	52%	50% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.06 per share. F For the period December 21, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Latin America Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 839	$ 384
Class T	.25%	.25%	3,234	444
Class B	.75%	.25%	5,761	4,580
Class C	.75%	.25%	4,634	2,444
			$ 14,468	$ 7,852

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 733	$ 575
Class T	1,942	307
Class B	2,000	2,000*
Class C	295	295*
	$ 4,970	$ 3,177

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets*
Class A	$ 1,694.50
Class T	5,399.83
Class B	3,655.63
Class C	2,874.62
Institutional Class	603.30
	$ 14,225

* A nnualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,410 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	2.00%	$ 14,518
Class T	2.25%	30,120
Class B	2.75%	25,668
Class C	2.75%	20,592
Institutional Class	1.75%	8,164
		$ 99,062

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 29% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2002	Year ended October 31, 2001
From net investment income
Class A	$ 7,589	$ -
Class T	10,635	-
Class B	4,189	-
Class C	4,139	-
Institutional Class	5,327	-
Total	$ 31,879	$ -
From net realized gain
Class A	$ -	$ 5,427
Class T	-	11,357
Class B	-	10,092
Class C	-	7,322
Institutional Class	-	3,148
Total	$ -	$ 37,346
	$ 31,879	$ 37,346

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2002	2001	2002	2001
Class A Shares sold	15,992	30,413	$ 180,757	$ 380,555
Reinvestment of distributions	613	448	6,665	5,407
Shares redeemed	(11,176)	(43,556)	(125,719)	(503,340)
Net increase (decrease)	5,429	(12,695)	$ 61,703	$ (117,378)
Class T Shares sold	11,957	34,478	$ 139,141	$ 427,493
Reinvestment of distributions	886	906	9,606	10,908
Shares redeemed	(18,851)	(72,443)	(216,288)	(860,246)
Net increase (decrease)	(6,008)	(37,059)	$ (67,541)	$ (421,845)
Class B Shares sold	12,591	32,346	$ 145,524	$ 404,600
Reinvestment of distributions	382	768	4,097	9,154
Shares redeemed	(14,577)	(53,622)	(162,627)	(626,031)
Net increase (decrease)	(1,604)	(20,508)	$ (13,006)	$ (212,277)
Class C Shares sold	19,689	36,367	$ 217,187	$ 438,911
Reinvestment of distributions	351	572	3,758	6,806
Shares redeemed	(11,966)	(45,516)	(130,871)	(528,067)
Net increase (decrease)	8,074	(8,577)	$ 90,074	$ (82,350)
Institutional Class Shares sold	9	673	$ 100	$ 8,041
Reinvestment of distributions	478	256	5,226	3,107
Shares redeemed	(1,935)	(4,764)	(22,038)	(58,415)
Net increase (decrease)	(1,448)	(3,835)	$ (16,712)	$ (47,267)

Semiannual Report

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Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors
(U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ALAF-SANN-0602 156990
1.719833.103

Fidelity® Advisor

Latin America

Fund - Institutional Class

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Latin America Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Latin America - Institutional CL	26.17%	1.29%	23.06%
MSCI® EMF - Latin America	25.69%	2.02%	39.30%
Latin American Funds Average	26.79%	2.52%	n/a *

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 21, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital InternationalSM Emerging Markets Free - Latin America Index - a market capitalization-weighted index of approximately 125 stocks traded in seven Latin American markets. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the Latin American funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 38 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Latin America - Institutional CL	1.29%	6.37%
MSCI EMF - Latin America	2.02%	10.37%
Latin American Funds Average	2.52%	n/a *

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Latin America Fund - Institutional Class on December 21, 1998, when the fund started. As the chart shows, by April 30, 2002, the value of the investment would have grown to $12,306 - a 23.06% increase on the initial investment. For comparison, look at how the MSCI® EMF - Latin America Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $13,930 - a 39.30% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For the six-month period ending April 30, 2002, investing internationally became a much more attractive opportunity than it had been in the past few years. In fact, most stock markets around the world outperformed U.S. domestic equity benchmarks - an important point for investors seeking a diversified portfolio. Much of the rebound in international equity markets was due to the stabilization and incremental improvement of global economies. Emerging markets in Asia and Latin America were among the top performers. The Morgan Stanley Capital InternationalSM (MSCI®) All Country Asia Free ex Japan Index - an index of more than 450 stocks traded in 11 emerging Asian markets, excluding Japan - jumped 38.68% during the past six months. Meanwhile, the MSCI Emerging Markets Free-Latin America Index, which measures the performance of nearly 125 stocks traded in seven Latin American markets, was up 25.69%. Looking more broadly, the MSCI Europe, Australasia, Far East (EAFE®) Index - designed to represent the performance of stock markets outside the U.S. and Canada - gained a respectable 5.60%. Even Japan improved. While the nation's primary equity benchmark - the Tokyo Stock Exchange Index, or TOPIX - posted a slight decline of 2.13% for the overall six-month time frame, it leaped 16.60% in the final three months of the period.

(Portfolio Manager photograph)
An interview with Margaret Reynolds, Portfolio Manager of Fidelity Advisor Latin America Fund

Q. How did the fund perform, Meg?

A. For the six months that ended April 30, 2002, the fund's Institutional Class shares returned 26.17%. In comparison, the Morgan Stanley Capital International Emerging Markets Free-Latin America Index returned 25.69%, and the Latin American funds average tracked by Lipper Inc. returned 26.79%. For the 12 months that ended April 30, 2002, the fund's Institutional Class shares returned 1.29%, while the MSCI index and Lipper average returned 2.02% and 2.52%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What drove Latin American markets during the past six months?

A. Despite political and economic instability and anemic foreign direct investment in Latin America, most markets rebounded strongly due to cheap valuations, lower financing costs, improving earnings growth, higher commodity prices - which have provided significant export revenues to many regional economies - an anticipated recovery in the U.S. economy, and growing worldwide demand. Brazil - the largest Latin American economy - was spurred by interest rate cuts, a falling current account deficit and an end to power rationing, a move expected to stimulate economic growth. Mexico rose on optimism of an earnings recovery when its economy rebounds. It also benefited from a credit rating upgrade, which should lower borrowing costs and attract new investments. Meanwhile, Argentina suffered from a plummeting currency, continued economic/political crises, the public's lack of confidence, concerns about rising inflation, and a potential delay in receiving international aid - essential to stabilize financial operations and revive the economy. Argentina's internal problems restrained the recovery in the region, particularly for key trading partner Brazil. Chile struggled with lackluster economic growth despite stimulative monetary and fiscal policy.

Q. What factors had the most influence on performance?

A. Underweighting Argentina and Chile - two of the weakest emerging-markets performers during the period - was a big win for the fund versus the index. While our overweighting in Mexico and Brazil also paid off, disappointing security selection restrained performance within these markets, particularly relative to our peer average. On a sector basis, the fund benefited the most from our positioning in telecommunications stocks. Here, I continued to focus on companies generating significant cash flows, such as local telecom provider Telefonos de Mexico (Telmex) - the fund's largest holding - which performed nicely. The flip side to this strategy was limiting our exposure to troubled securities within the industry, such as Telecom Argentina and fixed-line carriers in Brazil, most notably Embratel, which continued to wilt under increased price competition. Stock picking in banks further aided performance. In addition to sidestepping poor-performing Argentinean and Chilean banks, we held large positions in Mexican institutions, such as Grupo Financiero BBVA Bancomer that benefited from improved balance sheets, high quality of loans and successful cost-cutting/restructuring programs.

Q. How did some of your other strategies play out?

A. Avoiding Argentinean and Chilean utilities was a wise choice, as these stocks were caught in the downdraft. We also played the growing regional jet market well through Brazilian aircraft manufacturer Embraer. Switching to disappointments, we were hurt by not being defensive enough. While recovery was on the minds of many investors heading into 2002, uncertainty re-entered the market due to concerns about the Middle East crisis and U.S. economic growth. During this time, we were underweighted in defensive-oriented consumer staples, which curbed returns. While we had some good picks among beverage companies, it wasn't enough to make up for underweighting Mexican beer company Grupo Modelo and overweighting Brazilian brewer AmBev, which disappointed on earnings. I reduced some of our Mexican holdings as valuations in some areas became stretched. This move left the fund underweighted in retailers such as Wal-Mart de Mexico, which hurt as the stock outperformed the market. Finally, underweighting solid-performing materials stocks such as Cemex - a Mexican cement maker - also hampered performance.

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Q. What's your outlook?

Semiannual Report

A. While cautious, I still feel the region's long-term fundamentals are positive. Despite expectations that volatility will continue in advance of the presidential elections, I've continued to emphasize Brazil due to attractive valuations and potentially falling interest rates. Brazil is a low-cost producer of many commodities and should benefit from improving global prices. Valuations in Mexico aren't as attractive, but I still feel stocks there can continue to do well amid a U.S. economic recovery and from increasing recognition from developed country investors.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Talk: The Manager's Overview - continued

Fund Facts

Goal: seeks long-term growth of capital

Start date: December 21, 1998

Size: as of April 30, 2002, more than $4 million

Manager: Margaret Reynolds, since 2001; joined Fidelity in 1995

3

Meg Reynolds reviews how she manages the fund:

"I follow a disciplined, bottom-up investment approach, trying to add value through individual stock picking rather than making any significant country or sector allocation decisions. From a stock selection perspective, liquidity is the primary attribute I look for when investing in Latin America. Specifically, highly liquid companies that exhibit industry leadership, global expansion initiatives, strong cash flows and clean balance sheets - along with a history of commitment to enhancing shareholder value - receive the bulk of my attention.

"Investing in Latin America is not without risks, which makes finding the right opportunities there even more challenging. Being able to tap Fidelity's research strength to support my efforts increases my odds of being successful. Lately, I've spent more time researching small-cap stocks in the region that present compelling valuations relative to larger-caps. While small caps offer us more investment opportunities, they also come with liquidity concerns and increased risks that I must consider in determining the optimal risk/return tradeoff."

Note to shareholders: Fidelity Advisor Latin America Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of April 30, 2002, the fund did not have more than 25% of its total assets invested in any one industry.

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Telefonos de Mexico SA de CV sponsored ADR (Mexico, Diversified Telecommunication Services)	10.9	11.2
Grupo Televisa SA de CV sponsored ADR (Mexico, Media)	6.7	3.4
Petroleo Brasileiro SA Petrobras (PN) (Brazil, Oil & Gas)	4.9	7.5
Cemex SA de CV sponsored ADR (Mexico, Construction Materials)	4.9	2.9
Wal-Mart de Mexico SA de CV Series C (Mexico, Multiline Retail)	4.9	4.5
	32.3
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunication Services	23.4	25.8
Materials	19.2	13.9
Consumer Discretionary	13.7	9.8
Consumer Staples	11.6	14.1
Financials	11.6	12.6
Top Five Countries as of April 30, 2002
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	45.1	34.3
Mexico	42.4	43.2
Chile	3.7	10.4
Peru	3.1	2.2
Argentina	1.4	3.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
Stocks 97.2%	Stocks 96.4%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 3.6%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
Argentina - 1.4%
Perez Companc SA sponsored ADR	3,977	$ 27,720
Quilmes Industrial SA sponsored ADR	909	10,590
Siderca SA sponsored ADR	1,660	26,726
TOTAL ARGENTINA		65,036
Brazil - 45.1%
Aracruz Celulose SA sponsored ADR	5,455	118,646
Banco Bradesco SA (PN)	24,000,000	141,804
Banco Itau SA (PN)	1,300,400	102,997
Brasil Telecom Participacoes SA sponsored ADR	2,200	85,580
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	5,419,400	74,393
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	5,133	120,626
Companhia de Bebidas das Americas (AmBev) sponsored ADR	7,200	150,984
Companhia Energetica Minas Gerais (CEMIG) (PN)	9,168,000	144,451
Companhia Paranaense de Energia-Copel sponsored ADR	1,100	7,843
Companhia Vale do Rio Doce sponsored ADR	5,900	161,011
Companhia Siderurgica de Tubarao (PN)	3,292,300	39,059
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	6,240	143,707
Globo Cabo SA sponsored ADR (a)	3,200	5,120
Petroleo Brasileiro SA Petrobras:
(non-vtg.) sponsored ADR	3,700	86,580
(PN)	6,400	148,168
sponsored ADR	7,600	186,960
Tele Centro Oeste Celular Participacoes SA ADR	3,700	21,830
Tele Norte Leste Participacoes SA ADR	14,202	179,371
Uniao de Bancos Brasileiros SA (Unibanco) GDR	5,100	124,950
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	11,600	39,305
Votorantim Celulose e Papel SA (PN)	1,683,900	65,473
TOTAL BRAZIL		2,148,858
British Virgin Islands - 0.0%
Claxson Interactive Group, Inc. (a)	420	134
Chile - 3.7%
A.F.P. Provida SA sponsored ADR	400	10,040
Compania de Telecomunicaciones de Chile SA sponsored ADR (a)	4,900	73,647
Distribucion Y Servicio D&S SA sponsored ADR	1,700	25,755
Empresa Nacional de Telecomunicaciones SA (ENTEL)	4,900	32,952
Common Stocks - continued
	Shares	Value (Note 1)
Chile - continued
Empresas CMPC SA	2,300	$ 23,112
Vina Concha Stet y Toro SA sponsored ADR	291	9,894
TOTAL CHILE		175,400
Colombia - 0.3%
Suramericana de Inversiones SA	35,800	15,689
Mexico - 42.4%
America Movil SA de CV sponsored ADR	10,800	201,420
Cemex SA de CV sponsored ADR	7,400	234,580
Coca-Cola Femsa SA de CV sponsored ADR	500	13,890
Consorcio ARA SA de CV (a)	12,000	23,106
Corporacion Interamericana de Entretenimiento SA de CV Series B (a)	27,074	73,359
Fomento Economico Mexicano SA de CV sponsored ADR	3,586	171,590
Grupo Bimbo SA de CV Series A	9,900	24,118
Grupo Financiero BBVA Bancomer SA de CV (GFB) Series O (a)	157,000	155,497
Grupo Modelo SA de CV Series C	9,400	25,390
Grupo Televisa SA de CV sponsored ADR (a)	7,057	318,976
Grupo TMM SA de CV sponsored ADR (a)	2,400	26,376
Telefonos de Mexico SA de CV sponsored ADR	13,762	520,755
Wal-Mart de Mexico SA de CV Series C	83,305	233,077
TOTAL MEXICO		2,022,134
Peru - 3.1%
Compania de Minas Buenaventura SA sponsored ADR	5,462	145,617
United Kingdom - 1.2%
Antofagasta PLC	6,600	55,645
TOTAL COMMON STOCKS (Cost $3,933,848)		4,628,513
Money Market Funds - 2.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.85% (b) (Cost $120,480)	120,480	$ 120,480
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $4,054,328)		4,748,993
NET OTHER ASSETS - 0.3%		14,323
NET ASSETS - 100%		$ 4,763,316
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,465,801 and $3,425,750, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $168 for the period.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $4,116,189. Net unrealized appreciation aggregated $632,804, of which $946,890 related to appreciated investment securities and $314,086 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $842,000 all of which will expire on October 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2002 (Unaudited)
Assets.
Investment in securities, at value (cost $4,054,328) - See accompanying schedule		$ 4,748,993
Foreign currency held at value (cost $404)		131
Receivable for investments sold		17,369
Receivable for fund shares sold		620
Dividends receivable		43,372
Interest receivable		215
Receivable from investment adviser for expense reductions		8,547
Total assets		4,819,247
Liabilities
Payable to custodian bank	$ 28,813
Payable for investments purchased	4,869
Payable for fund shares redeemed	1,546
Distribution fees payable	2,663
Other payables and accrued expenses	18,040
Total liabilities		55,931
Net Assets		$ 4,763,316
Net Assets consist of:
Paid in capital		$ 5,015,962
Undistributed net investment income		18,781
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(965,918)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		694,491
Net Assets		$ 4,763,316

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($745,265 ÷ 62,189 shares)	$ 11.98
Maximum offering price per share (100/94.25 of $11.98)	$ 12.71
Class T: Net Asset Value and redemption price per share ($1,329,554 ÷ 111,438 shares)	$ 11.93
Maximum offering price per share (100/96.50 of $11.93)	$ 12.36
Class B: Net Asset Value and offering price per share ($1,234,358 ÷ 104,675 shares) A	$ 11.79
Class C: Net Asset Value and offering price per share ($1,043,449 ÷ 88,641 shares) A	$ 11.77
Institutional Class: Net Asset Value, offering price and redemption price per share ($410,690 ÷ 34,064 shares)	$ 12.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 84,319
Interest		1,461
		85,780
Less foreign taxes withheld		(7,185)
Total income		78,595
Expenses
Management fee	$ 16,186
Transfer agent fees	14,225
Distribution fees	14,468
Accounting fees and expenses	30,011
Non-interested trustees' compensation	8
Custodian fees and expenses	14,559
Registration fees	49,687
Audit	13,520
Legal	63
Foreign tax expense	4,237
Miscellaneous	78
Total expenses before reductions	157,042
Expense reductions	(99,062)	57,980
Net investment income (loss)		20,615
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(82,034)
Foreign currency transactions	(5,276)
Total net realized gain (loss)		(87,310)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,031,471
Assets and liabilities in foreign currencies	(68)
Total change in net unrealized appreciation (depreciation)		1,031,403
Net gain (loss)		944,093
Net increase (decrease) in net assets resulting from operations		$ 964,708

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,615	$ 44,672
Net realized gain (loss)	(87,310)	(885,928)
Change in net unrealized appreciation (depreciation)	1,031,403	(774,543)
Net increase (decrease) in net assets resulting from operations	964,708	(1,615,799)
Distributions to shareholders from net investment income	(31,879)	-
Distributions to shareholders from net realized gain	-	(37,346)
Share transactions - net increase (decrease)	54,518	(881,117)
Total increase (decrease) in net assets	987,347	(2,534,262)
Net Assets
Beginning of period	3,775,969	6,310,231
End of period (including undistributed net investment income of $18,781 and $30,045, respectively)	$ 4,763,316	$ 3,775,969

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.62	$ 13.26	$ 11.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.14 F	(.07)	.05
Net realized and unrealized gain (loss)	2.40	(3.70)	1.69	1.59
Total from investment operations	2.48	(3.56)	1.62	1.64
Distributions from net investment income	(.12)	-	-	-
Distributions from net realized gain	-	(.08)	-	-
Total distributions	(.12)	(.08)	-	-
Net asset value, end of period	$ 11.98	$ 9.62	$ 13.26	$ 11.64
Total Return B,C,D	25.91%	(26.97)%	13.92%	16.40%
Ratios to Average Net Assets H
Expenses before expense reductions	6.53% A	4.96%	3.95%	8.60% A
Expenses net of voluntary waivers, if any	2.21% A	2.11%	2.06%	2.01% A
Expenses net of all reductions	2.21% A	2.05%	2.04%	1.99% A
Net investment income (loss)	1.32% A	1.22%	(.50)%	.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 745	$ 546	$ 921	$ 756
Portfolio turnover rate	162% A	111%	52%	50% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. G For the period December 21, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 13.21	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.11 F	(.11)	.02
Net realized and unrealized gain (loss)	2.39	(3.67)	1.70	1.60
Total from investment operations	2.45	(3.56)	1.59	1.62
Distributions from net investment income	(.09)	-	-	-
Distributions from net realized gain	-	(.08)	-	-
Total distributions	(.09)	(.08)	-	-
Net asset value, end of period	$ 11.93	$ 9.57	$ 13.21	$ 11.62
Total Return B,C,D	25.70%	(27.07)%	13.68%	16.20%
Ratios to Average Net Assets H
Expenses before expense reductions	7.11% A	5.48%	4.26%	8.92% A
Expenses net of voluntary waivers, if any	2.46% A	2.36%	2.32%	2.26% A
Expenses net of all reductions	2.46% A	2.30%	2.30%	2.24% A
Net investment income (loss)	1.08% A	.97%	(.75)%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,330	$ 1,124	$ 2,041	$ 1,065
Portfolio turnover rate	162% A	111%	52%	50% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. G For the period December 21, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 13.08	$ 11.58	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.05 F	(.18)	(.02)
Net realized and unrealized gain (loss)	2.36	(3.61)	1.68	1.60
Total from investment operations	2.39	(3.56)	1.50	1.58
Distributions from net investment income	(.04)	-	-	-
Distributions from net realized gain	-	(.08)	-	-
Total distributions	(.04)	(.08)	-	-
Net asset value, end of period	$ 11.79	$ 9.44	$ 13.08	$ 11.58
Total Return B,C,D	25.36%	(27.34)%	12.95%	15.80%
Ratios to Average Net Assets H
Expenses before expense reductions	7.41% A	5.81%	4.78%	9.44% A
Expenses net of voluntary waivers, if any	2.96% A	2.86%	2.82%	2.76% A
Expenses net of all reductions	2.96% A	2.80%	2.80%	2.74% A
Net investment income (loss)	.58% A	.46%	(1.25)%	(.25)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,234	$ 1,003	$ 1,659	$ 912
Portfolio turnover rate	162% A	111%	52%	50% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. G For the period December 21, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.43	$ 13.07	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.06F	(.18)	(.02)
Net realized and unrealized gain (loss)	2.36	(3.62)	1.68	1.59
Total from investment operations	2.39	(3.56)	1.50	1.57
Distributions from net investment income	(.05)	-	-	-
Distributions from net realized gain	-	(.08)	-	-
Total distributions	(.05)	(.08)	-	-
Net asset value, end of period	$ 11.77	$ 9.43	$ 13.07	$ 11.57
Total Return B,C,D	25.40%	(27.36)%	12.96%	15.70%
Ratios to Average Net Assets H
Expenses before expense reductions	7.40% A	5.82%	4.76%	9.42% A
Expenses net of voluntary waivers, if any	2.96% A	2.86%	2.82%	2.76% A
Expenses net of all reductions	2.96% A	2.79%	2.80%	2.74% A
Net investment income (loss)	.58% A	.47%	(1.25)%	(.25)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,043	$ 759	$ 1,165	$ 708
Portfolio turnover rate	162% A	111%	52%	50% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. G For the period December 21, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.69	$ 13.32	$ 11.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.17E	(.04)	.07
Net realized and unrealized gain (loss)	2.43	(3.72)	1.69	1.60
Total from investment operations	2.52	(3.55)	1.65	1.67
Distributions from net investment income	(.15)	-	-	-
Distributions from net realized gain	-	(.08)	-	-
Total distributions	(.15)	(.08)	-	-
Net asset value, end of period	$ 12.06	$ 9.69	$ 13.32	$ 11.67
Total Return B,C	26.17%	(26.77)%	14.14%	16.70%
Ratios to Average Net Assets G
Expenses before expense reductions	6.08% A	4.54%	3.56%	8.32% A
Expenses net of voluntary waivers, if any	1.96% A	1.86%	1.81%	1.76% A
Expenses net of all reductions	1.96% A	1.80%	1.79%	1.74% A
Net investment income (loss)	1.58% A	1.46%	(.25)%	.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 411	$ 344	$ 524	$ 472
Portfolio turnover rate	162% A	111%	52%	50% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.06 per share. F For the period December 21, 1998 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Latin America Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 839	$ 384
Class T	.25%	.25%	3,234	444
Class B	.75%	.25%	5,761	4,580
Class C	.75%	.25%	4,634	2,444
			$ 14,468	$ 7,852

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 733	$ 575
Class T	1,942	307
Class B	2,000	2,000*
Class C	295	295*
	$ 4,970	$ 3,177

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets*
Class A	$ 1,694.50
Class T	5,399.83
Class B	3,655.63
Class C	2,874.62
Institutional Class	603.30
	$ 14,225

* A nnualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,410 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	2.00%	$ 14,518
Class T	2.25%	30,120
Class B	2.75%	25,668
Class C	2.75%	20,592
Institutional Class	1.75%	8,164
		$ 99,062

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 29% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2002	Year ended October 31, 2001
From net investment income
Class A	$ 7,589	$ -
Class T	10,635	-
Class B	4,189	-
Class C	4,139	-
Institutional Class	5,327	-
Total	$ 31,879	$ -
From net realized gain
Class A	$ -	$ 5,427
Class T	-	11,357
Class B	-	10,092
Class C	-	7,322
Institutional Class	-	3,148
Total	$ -	$ 37,346
	$ 31,879	$ 37,346

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2002	2001	2002	2001
Class A Shares sold	15,992	30,413	$ 180,757	$ 380,555
Reinvestment of distributions	613	448	6,665	5,407
Shares redeemed	(11,176)	(43,556)	(125,719)	(503,340)
Net increase (decrease)	5,429	(12,695)	$ 61,703	$ (117,378)
Class T Shares sold	11,957	34,478	$ 139,141	$ 427,493
Reinvestment of distributions	886	906	9,606	10,908
Shares redeemed	(18,851)	(72,443)	(216,288)	(860,246)
Net increase (decrease)	(6,008)	(37,059)	$ (67,541)	$ (421,845)
Class B Shares sold	12,591	32,346	$ 145,524	$ 404,600
Reinvestment of distributions	382	768	4,097	9,154
Shares redeemed	(14,577)	(53,622)	(162,627)	(626,031)
Net increase (decrease)	(1,604)	(20,508)	$ (13,006)	$ (212,277)
Class C Shares sold	19,689	36,367	$ 217,187	$ 438,911
Reinvestment of distributions	351	572	3,758	6,806
Shares redeemed	(11,966)	(45,516)	(130,871)	(528,067)
Net increase (decrease)	8,074	(8,577)	$ 90,074	$ (82,350)
Institutional Class Shares sold	9	673	$ 100	$ 8,041
Reinvestment of distributions	478	256	5,226	3,107
Shares redeemed	(1,935)	(4,764)	(22,038)	(58,415)
Net increase (decrease)	(1,448)	(3,835)	$ (16,712)	$ (47,267)

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors
(U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ALAFI-SANN-0602 156991
1.719834.103

Fidelity® Advisor

Diversified International

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Diversified International Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Diversified Intl - CL A	10.19%	-2.46%	35.53%
Fidelity Adv Diversified Intl - CL A (incl. 5.75% sales charge)	3.86%	-8.07%	27.74%
MSCI® EAFE®	5.60%	-13.70%	-9.71%
International Funds Average	7.10%	-12.91%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 21 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how Class A's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 834 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Diversified Intl - CL A	-2.46%	9.44%
Fidelity Adv Diversified Intl - CL A (incl. 5.75% sales charge)	-8.07%	7.53%
MSCI EAFE	-13.70%	-2.99%
International Funds Average	-12.91%	n/a*

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Diversified International Fund - Class A on December 17, 1998, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have grown to $12,774 - a 27.74% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,029 - a 9.71% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Diversified International Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Diversified Intl - CL T	9.92%	-2.85%	34.13%
Fidelity Adv Diversified Intl - CL T (incl. 3.50% sales charge)	6.07%	-6.25%	29.43%
MSCI EAFE	5.60%	-13.70%	-9.71%
International Funds Average	7.10%	-12.91%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 21 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how Class T's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 834 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Diversified Intl - CL T	-2.85%	9.10%
Fidelity Adv Diversified Intl - CL T (incl. 3.50% sales charge)	-6.25%	7.96%
MSCI EAFE	-13.70%	-2.99%
International Funds Average	-12.91%	n/a*

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Diversified International Fund - Class T on December 17, 1998, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have grown to $12,943 - a 29.43% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,029 - a 9.71% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Diversified International Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, past one year, and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Diversified Intl - CL B	9.67%	-3.32%	31.84%
Fidelity Adv Diversified Intl - CL B (incl. contingent deferred sales charge)	4.67%	-8.15%	28.84%
MSCI EAFE	5.60%	-13.70%	-9.71%
International Funds Average	7.10%	-12.91%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 21 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how Class B's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 834 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Diversified Intl - CL B	-3.32%	8.55%
Fidelity Adv Diversified Intl - CL B (incl. contingent deferred sales charge)	-8.15%	7.81%
MSCI EAFE	-13.70%	-2.99%
International Funds Average	-12.91%	n/a*

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Diversified International Fund - Class B on December 17, 1998, when the fund started. As the chart shows, by April 30, 2002, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $12,884 - a 28.84% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,029 - a 9.71% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fidelity Advisor Diversified International Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past six months, past one year, and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Diversified Intl - CL C	9.76%	-3.25%	31.95%
Fidelity Adv Diversified Intl - CL C (incl. contingent deferred sales charge)	8.76%	-4.21%	31.95%
MSCI EAFE	5.60%	-13.70%	-9.71%
International Funds Average	7.10%	-12.91%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 21 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how Class C's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 834 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Diversified Intl - CL C	-3.25%	8.57%
Fidelity Adv Diversified Intl - CL C (incl. contingent deferred sales charge)	-4.21%	8.57%
MSCI EAFE	-13.70%	-2.99%
International Funds Average	-12.91%	n/a*

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Diversified International Fund - Class C on December 17, 1998, when the fund started. As the chart shows, by April 30, 2002, the value of the investment would have grown to $13,195 - a 31.95% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,029 - a 9.71% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For the six-month period ending April 30, 2002, investing internationally became a much more attractive opportunity than it had been in the past few years. In fact, most stock markets around the world outperformed U.S. domestic equity benchmarks - an important point for investors seeking a diversified portfolio. Much of the rebound in international equity markets was due to the stabilization and incremental improvement of global economies. Emerging markets in Asia and Latin America were among the top performers. The Morgan Stanley Capital InternationalSM (MSCI®) All Country Asia Free ex Japan Index - an index of more than 450 stocks traded in 11 emerging Asian markets, excluding Japan - jumped 38.68% during the past six months. Meanwhile, the MSCI Emerging Markets Free-Latin America Index, which measures the performance of nearly 125 stocks traded in seven Latin American markets, was up 25.69%. Looking more broadly, the MSCI Europe, Australasia and Far East (EAFE®) Index - designed to represent the performance of stock markets outside the U.S. and Canada - gained a respectable 5.60%. Even Japan improved. While the nation's primary equity benchmark - the Tokyo Stock Exchange Index, or TOPIX - posted a slight decline of 2.13% for the overall six-month time frame, it leaped 16.60% in the final three months of the period.

(Portfolio Manager photograph)
An interview with Bill Bower, Portfolio Manager of Fidelity Advisor Diversified International Fund

Q. How did the fund perform, Bill?

A. For the six months ending April 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned 10.19%, 9.92%, 9.67% and 9.76%, respectively. For the same period, the Morgan Stanley Capital International (MSCI) EAFE Index - a broad measure of stock performance in Europe, Australasia and the Far East - returned 5.60%. The Lipper Inc. international funds average gained 7.10% during the past six months. For the 12 months ending April 30, 2002, the fund's Class A, Class T, Class B and Class C shares declined 2.46%, 2.85%, 3.32% and 3.25%, respectively. In comparison, the MSCI EAFE index and peer group average fell 13.70% and 12.91%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Why did the fund handily outperform its benchmarks during the past six months?

A. Generally speaking, it was favorable stock selection. In each of the 10 major market sectors, the fund's stocks outperformed those in the index. The greatest contribution came from the technology sector, where our holdings collectively outperformed those in the index by more than 25 percentage points. Emphasizing Asian semiconductor stocks, such as South Korea's Samsung Electronics and Taiwan Semiconductor, was the key. This industry experienced a cyclical recovery that I anticipated earlier in the period based on semiconductor pricing and stock valuations. Being significantly underexposed to European technology stocks with businesses tied to telecommunications infrastructure, such as France-based Alcatel, Finland's Nokia and Ericsson in Sweden, also enhanced our relative performance. Elsewhere good stock selection in the fund's largest sector - financials - was another one of our strongest contributors to performance. The fund avoided many underperforming investment banking and brokerage stocks, such as Switzerland-based Credit Suisse Group and Germany's Deutsche Bank, and did well by focusing on banks with large consumer retail operations. These included South Korea's Kookmin Bank, Bank of Ireland and National Bank of Canada, which benefited from their cheap valuations, better-than-expected loan and earnings growth, and credit quality that held up better than expected.

Q. What other strategies did you pursue?

A. With the exception of semiconductors, I looked for stocks outside of the weak telecommunications, media and technology industries, particularly those that were undervalued and could benefit from signs of improvement in the world's economies. This led me to a number of cyclical names, including Swedish paper product company Svenska Cellulosa, Finnish elevator company Kone and Danish security guard services provider Group 4 Falck, each of which rebounded as new data began to show an economic stabilization in several countries.

Q. Were there any disappointments?

A. Yes, there were. A few weeks prior to March 31, when the fiscal year ends for most Japanese companies, the Japanese government enacted a new law that put trading restrictions on equity short-selling. This questionable timing looked like a direct effort by the Japanese government to prop up bank capital structure by driving up equity prices. There was also talk that additional restructuring of the domestic banking system might follow the new law. Investors expected these measures to fuel an equity rally. To mitigate the fund's risk should this rally sustain itself, I increased our Japanese equity exposure by a percent or two of the fund's net assets - though it still remained below that of the MSCI EAFE index. Nonetheless, this was all just another head fake by the Japanese government, which has promised much but has done little in recent years to restructure its mired banking and corporate environment. The Japanese rally occurred, but quickly fizzled, and the fund suffered from my short-term trading efforts. Turning to individual holdings, Japanese brokerage Nikko Cordial was hurt by reduced trading volumes in a weak equity market climate. Elsewhere, fund holdings in Europe, including Irish drug firm Elan and Luxembourg distribution company Thiel Logistik, suffered from either weaker earnings or accounting irregularities, or both.

Semiannual Report

Q. What's your outlook, Bill?

A. I'm encouraged by some of the defensive market areas, particularly health care where valuations have grown compelling. Many drug companies already absorbed the brunt of their brand-name patent expirations during 2001, the stocks fell and we could see a rebound to historical valuation trend levels. Shareholders should also continue to expect the fund to have roughly one-third of its holdings in mid-cap stocks - an area of the market where I've previously found many of my best ideas.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital growth by normally investing primarily in non-U.S. securities and normally investing primarily in common stocks.

Start date: December 17, 1998

Size: as of April 30, 2002, more than $430 million

Manager: Bill Bower, since 2001; joined Fidelity in 1994

3

Bill Bower on technology stocks:

"Investors looking for a sustained recovery in international technology stocks during the next few years could be disappointed. Technology stocks may experience seasonal rallies, but by and large, few of these companies generate substantial free cash flow and many are consistently falling short of earnings expectations. Additionally, investors generally are incorrectly comparing valuations to 1998-2000 levels. A return to those levels is highly unlikely. The 1998-2000 period was the mother of all technology cycles. Every end market was booming, including personal computers, telecommunications equipment and networking infrastructure. Capacity utilization was extremely strong, driving operating margins to unprecedented levels and pushing stock valuations to unsustainable heights.

"For technology stocks to experience a sustained recovery, I believe Wall Street's expectations must be reduced to mid-1990s valuations, and I don't expect that to happen in the near term. What's more, there may be something to the unusually high number of technology executives who've recently left their industry. For these reasons, among others, I expect to take a cautious approach to technology going forward."

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.7	1.5
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.7	1.3
Unilever NV (NY Shares) (Netherlands, Food Products)	1.4	1.3
Aventis SA sponsored ADR France, Pharmaceuticals)	1.3	0.0
BNP Paribas SA (France, Banks)	1.3	1.0
	7.4
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.5	22.4
Health Care	13.4	12.1
Consumer Staples	8.7	9.5
Information Technology	8.6	7.4
Consumer Discretionary	8.2	7.3
Top Five Countries as of April 30, 2002
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	14.0	11.7
United Kingdom	13.3	15.0
France	9.4	8.8
Canada	6.3	8.5
Netherlands	5.7	7.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
Stocks and Investment Companies 88.3%	Stocks and Investment Companies 88.0%
Bonds 3.0%	Bonds 3.3%
Short-Term Investments and Net Other Assets 8.7%	Short-Term Investments and Net Other Assets 8.7%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.4%
	Shares	Value (Note 1)
Argentina - 0.0%
Quilmes Industrial SA sponsored ADR	16,550	$ 192,808
Australia - 1.7%
AMP Ltd.	134,400	1,330,594
Australia & New Zealand Banking Group Ltd.	89,000	909,392
Australian Gas Light Co.	77,307	401,200
Macquarie Bank Ltd.	32,873	576,928
National Australia Bank Ltd.	73,300	1,371,272
News Corp. Ltd. sponsored ADR	23,300	516,328
QBE Insurance Group Ltd.	210,800	829,569
Suncorp-Metway Ltd.	129,000	872,951
Westpac Banking Corp.	66,000	577,025
TOTAL AUSTRALIA		7,385,259
Belgium - 0.3%
Dexia SA (strip VVPR) (a)	5,120	46
Groupe Bruxelles Lambrt SA (GBL)	11,034	611,929
Omega Pharma SA	18,574	832,764
TOTAL BELGIUM		1,444,739
Bermuda - 0.6%
Accenture Ltd. Class A	36,700	786,848
Aquarius Platinum Ltd.	181,355	939,224
Clear Media Ltd.	1,384,100	1,002,701
TOTAL BERMUDA		2,728,773
Brazil - 1.5%
Banco Itau SA (PN)	8,949,200	708,810
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	33,800	794,300
Companhia Vale do Rio Doce sponsored ADR	69,200	1,888,468
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	11,000	253,330
Telebras sponsored ADR (pfd holder)	16,500	516,120
Uniao de Bancos Brasileiros SA (Unibanco) GDR	84,100	2,060,450
TOTAL BRAZIL		6,221,478
Canada - 6.3%
Alcan, Inc.	37,900	1,398,961
Barrick Gold Corp.	24,000	484,253
Brascan Corp. Class A (ltd. vtg.)	22,000	489,481
Canada Life Financial Corp.	41,900	1,023,059
Canadian Imperial Bank of Commerce	24,500	854,361
Canadian National Railway Co.	32,100	1,522,530
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
Canadian Natural Resources Ltd.	35,900	$ 1,190,106
Canadian Pacific Railway Ltd.	9,400	195,958
Canadian Western Bank (a)	11,000	193,548
Clarica Life Insurance Co.	23,600	778,442
EnCana Corp.	43,134	1,355,671
Hurricane Hydrocarbons Class A	40,950	591,303
Industrial Alliance Life Insurance Co.	4,000	109,601
Kingsway Financial Services, Inc. (a)	20,300	232,947
Loblaw Companies Ltd.	10,600	403,768
Maple Leaf Foods, Inc.	41,600	442,892
Metro, Inc. Class A (sub. vtg.)	24,000	303,557
Molson, Inc. Class A	24,000	550,810
National Bank of Canada	36,900	785,707
OZ Optics Ltd. unit (e)	5,400	79,650
Petro-Canada	57,700	1,554,876
Placer Dome, Inc.	6,900	82,038
Power Corp. of Canada (sub. vtg.)	52,500	1,365,214
Precision Drilling Corp. (a)	49,200	1,662,374
Sun Life Financial Services of Canada, Inc.	71,100	1,559,704
Suncor Energy, Inc.	92,600	3,217,328
Talisman Energy, Inc.	56,000	2,391,942
TimberWest Forest Corp. unit	100,000	829,402
TransCanada PipeLines Ltd.	90,100	1,309,052
TOTAL CANADA		26,958,535
Denmark - 2.1%
Coloplast AS Series B	8,500	607,459
Danske Bank AS	130,350	2,352,575
Group 4 Falck AS	13,665	1,602,253
Novo-Nordisk AS Series B	94,593	2,772,812
Novozymes AS Series B	84,000	1,750,064
TOTAL DENMARK		9,085,163
Finland - 1.1%
Instrumentarium Oyj	36,600	948,988
Kone Oyj (B Shares)	20,600	1,949,204
Nokia Corp. sponsored ADR	115,500	1,878,030
Orion-Yhtyma Oyj (B Shares)	5,100	119,380
TOTAL FINLAND		4,895,602
France - 8.6%
Air France Compagnie (Reg. D)	33,200	598,995
Aventis SA sponsored ADR	80,900	5,715,585
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
BNP Paribas SA	103,000	$ 5,378,392
Carbone Lorraine Group	16,931	586,855
CNP Assurances	43,593	1,608,725
Credit Lyonnais SA	27,600	1,163,148
Dassault Aviation SA	900	293,480
Elior SA	100,100	757,008
Essilor International SA	11,052	449,347
Eurazeo	18,700	996,668
Eurotunnel SA unit (a)	150,000	137,746
JC Decaux SA	12,767	158,619
L'Air Liquide	6,100	943,496
L'Oreal SA	12,650	990,256
Michelin SA (Compagnie Generale des Etablissements) Series B	15,650	605,857
Neopost SA (a)	47,922	1,812,487
NRJ Group	22,330	442,281
Pechiney SA Series A	15,882	767,833
Pernod-Ricard	23,675	2,184,747
Remy Cointreau SA	5,871	176,541
Sanofi-Synthelabo SA	24,900	1,592,761
Suez SA (France)	12,200	363,010
Technip-Coflexip SA	13,273	1,871,320
TotalFinaElf SA:
Series B	11,000	1,665,620
sponsored ADR	69,000	5,223,990
Vivendi Universal SA	10,400	331,361
TOTAL FRANCE		36,816,128
Germany - 3.6%
Allianz AG (Reg.)	3,607	849,028
Altana AG	32,850	1,856,414
Amadeus AG	6,100	102,478
AMB Generali Holding AG	7,600	848,443
Andrea-Noris Zahn	2,679	62,468
Beiersdorf AG	11,500	1,392,539
Celanese AG (Reg.)	26,269	591,250
Deutsche Boerse AG	31,566	1,403,892
DIS Deutscher Industrie Service AG	41,130	1,073,481
E.On AG	22,000	1,145,020
Gehe AG	10,400	435,385
Lambda Physik AG (a)	3,220	48,152
Pfeiffer Vacuum Technology AG	8,574	308,767
Common Stocks - continued
	Shares	Value (Note 1)
Germany - continued
Rhoen-Klinikum AG	10,263	$ 600,586
Salzgitter AG	24,500	242,631
Schering AG	30,195	1,839,035
Stada Arzneimittel AG	40,380	1,390,545
Wella AG	19,763	1,114,352
TOTAL GERMANY		15,304,466
Hong Kong - 1.6%
Aeon Credit Service (Asia) Co. Ltd.	500,000	203,549
China Mobile (Hong Kong) Ltd. sponsored ADR (a)	107,600	1,787,236
CNOOC Ltd. sponsored ADR	54,800	1,433,020
Hong Kong Exchanges & Clearing Ltd.	424,000	755,677
Hutchison Whampoa Ltd.	174,900	1,536,158
Television Broadcasts Ltd.	214,000	1,056,404
Yue Yuen Industrial Holdings Ltd.	54,000	146,786
TOTAL HONG KONG		6,918,830
Hungary - 0.0%
Gedeon Richter Ltd.	1,400	89,016
India - 1.0%
Dr. Reddy's Laboratories Ltd.	63,680	1,300,475
Hero Honda Motors Ltd.	50,735	368,407
Infosys Technologies Ltd.	2,800	211,130
Ranbaxy Laboratories Ltd.	97,200	1,688,733
State Bank of India	128,200	597,507
TOTAL INDIA		4,166,252
Ireland - 2.8%
Allied Irish Banks PLC	66,200	877,310
Bank of Ireland	331,100	3,860,257
CRH PLC	16,500	282,244
DCC PLC (Ireland)	24,750	295,242
Elan Corp. PLC sponsored ADR (a)	63,300	752,004
Grafton Group PLC unit	110,000	417,919
IAWS Group PLC (Ireland)	83,100	683,060
Independent News & Media PLC (Ireland)	331,814	627,338
Irish Life & Permanent PLC	109,400	1,487,242
Jefferson Smurfit Group PLC sponsored ADR	35,200	842,336
Kerry Group PLC Class A	56,300	775,509
Common Stocks - continued
	Shares	Value (Note 1)
Ireland - continued
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/04 (a)	83,200	$ 450,928
sponsored ADR (a)	24,200	750,200
TOTAL IRELAND		12,101,589
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	16,000	896,160
Italy - 2.1%
Banca Nazionale del Lavoro (BNL)	379,100	861,451
Banca Popolare di Verona	83,950	1,042,251
Banca Populare di Novara	33,831	253,411
Cassa Di Risparmio Di Firenze	216,625	267,188
Davide Campari-Milano Spa	800	25,590
Luxottica Group Spa sponsored ADR	65,200	1,310,520
Parmalat Finanziaria Spa	373,372	1,310,973
Recordati Spa	18,990	415,963
Saipem Spa	107,100	698,964
Telecom Italia Spa	180,800	1,436,645
Unicredito Italiano Spa	298,285	1,384,355
TOTAL ITALY		9,007,311
Japan - 14.0%
Advantest Corp.	11,700	841,825
Aeon Credit Service Ltd.	5,400	317,968
Anritsu Corp.	29,000	230,538
Asahi National Broadcasting Co.	109	207,724
Canon, Inc. ADR	71,600	2,782,376
Coca-Cola Central Japan Co. Ltd.	3	14,678
Credit Saison Co. Ltd.	84,600	1,987,337
Daiichi Pharmaceutical Co. Ltd.	54,000	1,052,193
Daiwa Securities Group, Inc.	614,000	4,207,638
Disco Corp.	3,500	218,614
Fuji Photo Film Co. Ltd.	27,000	856,876
Fuji Soft ABC, Inc.	17,000	613,566
Fuji Television Network, Inc.	81	466,241
Fujitsu Ltd.	348,000	2,761,045
Heiwa Corp.	32,100	475,657
Hokkaido Coca-Cola Bottling Co. Ltd.	25,000	131,456
Hoya Corp.	20,800	1,546,733
Ito-Yokado Co. Ltd.	31,000	1,526,369
JAFCO Co. Ltd.	20,100	1,602,559
Keyence Corp.	6,500	1,314,056
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Kobayashi Pharmaceutical Co. Ltd.	10,300	$ 341,304
Konami Corp.	24,200	609,894
Kyocera Corp.	22,600	1,536,434
Kyocera Corp. sponsored ADR	5,100	348,891
Mizuho Holdings, Inc.	435	906,814
NEC Corp.	195,000	1,501,633
Nikko Cordial Corp.	965,000	4,353,609
Nikon Corp.	97,000	1,265,316
Nintendo Co. Ltd.	8,500	1,190,106
Nissan Motor Co. Ltd.	347,000	2,703,130
Nomura Holdings, Inc.	316,000	4,399,813
NTT DoCoMo, Inc. New (a)	200	508,712
Olympus Optical Co. Ltd.	48,000	622,775
Omron Corp.	42,000	631,176
ORIX Corp.	34,100	2,824,868
Ricoh Co. Ltd.	15,000	279,442
Rohm Co. Ltd.	4,400	655,414
Shikoku Coca-Cola Bottling Co. Ltd.	7,200	57,405
Shionogi & Co. Ltd.	14,000	204,512
Sony Corp. sponsored ADR	27,600	1,495,920
Stanley Electric Co. Ltd.	63,000	554,729
Sumitomo Bakelite Co. Ltd.	68,000	518,357
Sumitomo Mitsui Banking Corp.	271,000	1,205,756
Sumitomo Trust & Banking Ltd.	108,000	483,883
Takeda Chemical Industries Ltd.	56,000	2,448,040
Tanabe Seiyaku Co. Ltd.	68,000	642,128
Terumo Corp.	35,900	530,290
Tokyo Electron Ltd.	15,400	1,106,845
Toyota Industries Corp.	40,000	642,502
UFJ Holdings, Inc. (a)	202	499,658
UMC Japan (a)	168	1,855,632
Yamada Denki Co. Ltd.	3,600	276,665
TOTAL JAPAN		60,357,102
Korea (South) - 1.1%
Hana Bank	17,400	228,130
Hyundai Mobis	17,400	427,913
Kookmin Credit Card Co. Ltd.	11,800	431,171
KT Corp. sponsored ADR	42,600	964,890
Pacific Corp.	3,400	394,337
Common Stocks - continued
	Shares	Value (Note 1)
Korea (South) - continued
Samsung Electronics Co. Ltd.	7,330	$ 2,172,273
SK Telecom Co. Ltd.	1,300	253,646
TOTAL KOREA (SOUTH)		4,872,360
Luxembourg - 0.4%
Espirito Santo Financial Holding SA ADR	64,000	1,107,200
Thiel Logistik AG (a)	71,155	755,918
TOTAL LUXEMBOURG		1,863,118
Mexico - 0.8%
Coca-Cola Femsa SA de CV sponsored ADR	22,400	622,272
Grupo Financiero BBVA Bancomer SA de CV (GFB) Series O (a)	105,000	103,995
Grupo Radio Centro SA de CV sponsored ADR (a)	56,100	296,769
Telefonos de Mexico SA de CV sponsored ADR	36,700	1,388,728
TV Azteca SA de CV sponsored ADR	131,700	1,060,185
TOTAL MEXICO		3,471,949
Netherlands - 5.7%
Akzo Nobel NV	37,867	1,626,513
ASM International NV (a)	20,400	469,200
ASML Holding NV (NY Shares) (a)	61,400	1,371,062
Euronext NV	72,672	1,505,466
Fugro NV	8,300	479,360
Heineken Holding NV (A Shares)	39,225	1,323,932
Hunter Douglas NV	26,900	896,069
ING Groep NV (Certificaten Van Aandelen)	147,092	3,880,109
Koninklijke Boskalis Westminster NV	13,900	431,739
OPG Groep NV	9,900	405,451
Reed Elsevier NV	100,800	1,397,554
Rodamco Asia NV	19,803	291,498
Rodamco Europe NV	10,446	408,533
Rodamco North America NV	9,610	464,606
Royal Dutch Petroleum Co. (NY Shares)	8,300	433,758
STMicroelectronics NV (NY Shares)	20,700	637,353
Unilever NV (NY Shares)	91,200	5,900,640
Van der Moolen Holding NV sponsored ADR (a)	24,400	558,760
Vedior NV (Certificaten Van Aandelen)	64,246	889,011
VNU NV	38,600	1,164,178
TOTAL NETHERLANDS		24,534,792
New Zealand - 0.0%
Fletcher Challenge Forests Ltd. (a)	1,572,300	154,828
Common Stocks - continued
	Shares	Value (Note 1)
Norway - 1.7%
DnB Holding ASA	379,000	$ 2,001,046
Gjensidige NOR Sparebank (primary capital certificate)	16,800	597,332
Norsk Hydro AS	56,860	2,795,872
Norske Skogindustrier AS (A Shares)	23,750	422,221
ProSafe ASA (a)	25,850	425,741
Schibsted AS (B Shares)	24,200	263,312
Statoil ASA	86,300	733,756
TOTAL NORWAY		7,239,280
Panama - 0.3%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	47,400	881,640
Panamerican Beverages, Inc. Class A	31,400	565,200
TOTAL PANAMA		1,446,840
Portugal - 0.1%
Portugal Telecom SGPS SA (Reg.)	51,000	371,914
Russia - 0.5%
JSC MMC 'Norilsk Nickel' sponsored ADR (a)	2,800	65,800
Unified Energy Systems sponsored ADR	17,300	256,732
YUKOS Corp. sponsored ADR	12,300	1,808,100
TOTAL RUSSIA		2,130,632
Singapore - 0.9%
Chartered Semiconductor Manufacturing Ltd. ADR (a)	16,700	428,355
DBS Group Holdings Ltd.	159,500	1,229,795
Fraser & Neave Ltd. (a)	55,800	232,020
Sembcorp Logistics Ltd.	165,000	201,735
Singapore Exchange Ltd.	739,000	516,883
Singapore Press Holdings Ltd.	49,000	607,187
Want Want Holdings Ltd.	319,000	615,670
TOTAL SINGAPORE		3,831,645
South Africa - 1.0%
Anglo American Platinum Corp. Ltd.	16,800	798,425
Gold Fields Ltd. sponsored ADR	40,200	486,420
Harmony Gold Mining Co. Ltd.	60,000	769,404
Harmony Gold Mining Co. Ltd. sponsored ADR	5,500	71,811
Sappi Ltd.	174,100	2,134,634
TOTAL SOUTH AFRICA		4,260,694
Spain - 3.6%
Actividades de Construccion y Servicios SA (ACS)	6,900	212,453
Altadis SA	207,260	4,373,814
Common Stocks - continued
	Shares	Value (Note 1)
Spain - continued
Amadeus Global Travel Distribution SA Series A (a)	103,597	$ 689,253
Banco Popular Espanol SA (Reg.)	44,776	1,834,592
Banco Santander Central Hispano SA ADR	279,000	2,594,700
Cortefiel SA	119,814	709,775
Fomento Construcciones y Contratas SA (FOCSA)	41,268	1,058,877
Gas Natural SDG SA Series E	46,422	938,269
Grupo Ferrovial SA	38,171	924,428
Inditex SA	49,548	1,021,079
Inmobiliaria Colonial	11,724	160,438
Telefonica SA sponsored ADR	35,000	1,130,850
TOTAL SPAIN		15,648,528
Sweden - 2.8%
Capio AB (a)	55,700	450,761
Getinge AB (B Shares)	49,900	931,714
Munters AB	4,300	90,979
Nobel Biocare AB	43,100	2,550,818
Perbio Science AB (a)	5,500	93,578
Svenska Cellulosa AB (SCA) (B Shares)	116,900	3,977,896
Svenska Handelsbanken AB (A Shares)	122,381	1,855,487
Swedish Match Co.	257,600	2,034,438
TV 4 AB (A Shares)	5,300	98,185
TOTAL SWEDEN		12,083,856
Switzerland - 4.5%
ABB Ltd. (Switzerland) (Reg.) (a)	55,180	494,628
Actelion Ltd. (Reg.) (a)	5,518	259,253
Alcon, Inc.	3,000	103,950
Converium Holding AG	24,720	1,361,617
Edipresse SA (Bearer)	1,472	509,594
Inficon Holding AG (a)	7,307	700,164
Nestle SA (Reg.)	16,354	3,872,145
Novartis AG (Reg.)	169,323	7,112,697
Roche Holding AG (participation certificate)	10,620	805,888
Schindler Holding AG (Reg.)	526	1,018,117
SIG Holding AG	2,705	327,757
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	779	211,894
Swiss Reinsurance Co. (Reg.)	16,076	1,624,892
Tecan Group AG	8,256	395,549
Unilabs SA	17,100	422,849
TOTAL SWITZERLAND		19,220,994
Common Stocks - continued
	Shares	Value (Note 1)
Taiwan - 1.1%
Accton Technology Corp. (a)	370,000	$ 896,452
ChinaTrust Commercial Bank	1,333,000	1,180,361
Fubon Financial Holding Co. Ltd. (a)	386,000	394,127
Siliconware Precision Industries Co. Ltd.	479,755	452,495
Taiwan Semiconductor Manufacturing Co. Ltd.	264,960	668,705
United Microelectronics Corp.	506,350	774,057
Yuanta Core Pacific Securities Co. Ltd. (a)	509,200	377,457
TOTAL TAIWAN		4,743,654
United Kingdom - 13.3%
3i Group PLC	44,100	444,758
Abbey National PLC	198,800	3,160,967
Aberdeen Asset Management PLC	55,000	199,591
Aggregate Industries PLC	539,114	744,455
Amdocs Ltd. (a)	30,300	658,419
Anglo American PLC	28,000	441,534
Anglo American PLC ADR	11,805	184,748
Azlan Group PLC (a)	54,977	126,996
BAA PLC	102,400	962,584
BBA Group PLC	110,300	502,348
BPB Industries PLC	80,796	471,008
BT Group PLC sponsored ADR (a)	17,000	637,500
Capital Radio PLC	45,600	495,108
Carlton Communications PLC	290,900	1,049,295
Centrica PLC	494,300	1,521,830
Danka Business Systems PLC sponsored ADR (a)	143,000	654,940
Diageo PLC	94,300	1,252,013
Diageo PLC sponsored ADR	19,400	1,025,290
Enterprise Inns PLC	39,764	485,348
Fitness First PLC (a)	131,613	896,725
Friends Provident PLC	163,900	439,517
Galen Holdings PLC sponsored ADR	10,900	342,042
GlaxoSmithKline PLC sponsored ADR	149,980	7,206,534
GWR Group PLC	66,800	242,412
HBOS PLC	135,384	1,641,608
HSBC Holdings PLC (United Kingdom) (Reg.)	76,300	915,752
Inchcape PLC	55,160	664,425
Informa Group PLC	51,900	202,334
Jarvis PLC	110,100	831,181
Johnson Service Group PLC	122,133	704,867
Johnston Press PLC	93,479	527,234
Johnston Press PLC rights 5/3/02 (a)	37,391	58,308
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Lloyds TSB Group PLC	395,000	$ 4,542,060
London Stock Exchange PLC	172,923	1,149,202
Maiden Group PLC	110,900	623,875
Man Group PLC	55,257	771,492
Next PLC	33,000	500,420
Northern Rock PLC	208,000	2,144,710
Pearson PLC	8,300	99,916
Professional Staff PLC sponsored ADR (a)	30,400	85,424
Prudential PLC	101,700	1,081,988
Reckitt Benckiser PLC	79,700	1,411,281
Rentokil Initial PLC	292,100	1,151,536
Rio Tinto PLC (Reg.)	72,100	1,339,751
Safeway PLC	159,491	706,624
Scottish Radio Holdings PLC	7,400	107,848
Securicor PLC	55,100	99,977
SMG PLC	350,057	795,870
Smith & Nephew PLC	347,300	1,976,535
Somerfield PLC (a)	220,818	434,457
Taylor Nelson Sofres PLC	266,000	926,527
Trinity Mirror PLC	261,900	1,799,683
Ultraframe PLC	6,700	31,979
United Business Media PLC	159,009	1,214,316
Vodafone Group PLC sponsored ADR	161,000	2,608,200
Wolverhampton & Dudley Breweries PLC	45,935	443,515
Xstrata PLC (a)	93,600	1,279,551
TOTAL UNITED KINGDOM		57,018,408
United States of America - 2.1%
Applera Corp. - Applied Biosystems Group	24,100	412,592
ATMI, Inc. (a)	7,700	234,850
Avon Products, Inc.	8,000	446,800
Forest Laboratories, Inc. (a)	12,200	941,108
Hollinger International, Inc. Class A	44,800	572,544
Kimberly-Clark Corp.	10,300	670,736
Mettler-Toledo International, Inc. (a)	48,900	1,880,205
Newmont Mining Corp.	42,320	1,206,543
Orthofix International NV (a)	37,200	1,383,840
Synthes-Stratec, Inc. (c)	500	310,221
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Synthes-Stratec, Inc.	824	$ 511,434
Thermo Electron Corp.	20,300	383,670
TOTAL UNITED STATES OF AMERICA		8,954,543
TOTAL COMMON STOCKS (Cost $350,237,374)		376,417,246
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
ITF Optical Technologies, Inc. Series B (e)	857	5,571
Metrophotonics, Inc. Series 2 (e)	8,500	85,000
TOTAL CANADA		90,571
Nonconvertible Preferred Stocks - 0.0%
Germany - 0.0%
Rhoen-Klinikum AG	1,000	53,388
Sanacorp Pharmahandel AG	2,941	44,086
TOTAL GERMANY		97,474
TOTAL PREFERRED STOCKS (Cost $275,447)		188,045
Investment Companies - 0.9%

China - 0.1%
China Fund, Inc.	15,100	224,537
Templeton China World Fund, Inc.	23,900	234,459
TOTAL CHINA		458,996
India - 0.1%
India Fund	38,700	407,898
Korea (South) - 0.3%
Korea Fund, Inc.	80,942	1,410,010
Mexico - 0.2%
Mexico Fund, Inc.	52,600	1,004,660
Investment Companies - continued
	Shares	Value (Note 1)
Multi-National - 0.2%
Templeton Dragon Fund, Inc.	74,900	$ 647,885
TOTAL INVESTMENT COMPANIES (Cost $3,495,428)		3,929,449
Corporate Bonds - 0.3%
Moody's Ratings (unaudited)			Principal Amount (g)
Convertible Bonds - 0.2%
Korea (South) - 0.2%
Korea Telecom Corp. 0.25% 1/4/07 (c)	Baa1		$ 810,000	897,075
Nonconvertible Bonds - 0.1%
France - 0.1%
Eurotunnel Finance Ltd. euro 1% 4/30/40 (d)	-	EUR	240	249,271
TOTAL CORPORATE BONDS (Cost $1,127,282)				1,146,346
Government Obligations (f) - 2.7%

France - 0.7%
French Government 5% 1/12/06	Aaa	EUR	3,160,000	2,883,355
Germany - 0.7%
Germany Federal Republic:
5% 2/17/06	Aaa	EUR	1,260,000	1,150,486
6% 1/4/07	Aaa	EUR	2,200,000	2,084,843
TOTAL GERMANY				3,235,329
United States of America - 1.3%
Freddie Mac:
5.25% 1/15/06	Aaa	EUR	2,805,000	2,566,724
5.75% 9/15/10	Aaa	EUR	2,765,000	2,550,139
U.S. Treasury Bills, yield at date of purchase 1.73% to 1.76% 5/30/02	-		400,000	399,439
TOTAL UNITED STATES OF AMERICA				5,516,302
TOTAL GOVERNMENT OBLIGATIONS (Cost $11,856,549)				11,634,986
Money Market Funds - 11.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.85% (b) (Cost $48,032,053)	48,032,053	$ 48,032,053
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $415,024,133)		441,348,125
NET OTHER ASSETS - (2.5)%		(10,957,364)
NET ASSETS - 100%		$ 430,390,761
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,207,296 or 0.3% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ITF Optical Technologies, Inc. Series B	10/11/00	$ 89,985
Metrophotonics, Inc. Series 2	9/29/00	$ 85,000
OZ Optics Ltd. unit	8/18/00	$ 79,704

(f) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment manager, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(g) Principal amount is stated in United States dollars unless otherwise noted.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $175,993,793 and $111,226,246, respectively, of which long-term U.S. government and government agency obligations aggregated $536,311 and $0, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,154 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $170,221 or 0% of net assets.

Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $416,171,561. Net unrealized appreciation aggregated $25,176,564, of which $48,755,911 related to appreciated investment securities and $23,579,347 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $41,955,000 of which $6,955,000 and $35,000,000 will expire on October 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,526,358) (cost $415,024,133) - See accompanying schedule		$ 441,348,125
Foreign currency held at value (cost $1,812,101)		1,815,072
Receivable for investments sold		3,902,139
Receivable for fund shares sold		3,766,647
Dividends receivable		1,490,981
Interest receivable		290,353
Other receivables		16,651
Total assets		452,629,968
Liabilities
Payable for investments purchased	$ 7,546,830
Payable for fund shares redeemed	725,531
Accrued management fee	253,321
Distribution fees payable	173,426
Other payables and accrued expenses	176,499
Collateral on securities loaned, at value	13,363,600
Total liabilities		22,239,207
Net Assets		$ 430,390,761
Net Assets consist of:
Paid in capital		$ 461,846,071
Undistributed net investment income		46,127
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(57,858,028)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,356,591
Net Assets		$ 430,390,761

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($46,714,781 ÷ 3,572,756 shares)	$ 13.08
Maximum offering price per share (100/94.25 of $13.08)	$ 13.88
Class T: Net Asset Value and redemption price per share ($201,356,325 ÷ 15,522,333 shares)	$ 12.97
Maximum offering price per share (100/96.50 of $12.97)	$ 13.44
Class B: Net Asset Value and offering price per share ($49,451,260 ÷ 3,861,664 shares) A	$ 12.81
Class C: Net Asset Value and offering price per share ($51,362,226 ÷ 4,007,314 shares) A	$ 12.82
Institutional Class: Net Asset Value, offering price and redemption price per share ($81,506,169 ÷ 6,188,522 shares)	$ 13.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 3,210,898
Interest		550,813
Security lending		76,581
		3,838,292
Less foreign taxes withheld		(355,331)
Total income		3,482,961
Expenses
Management fee	$ 1,373,028
Transfer agent fees	602,118
Distribution fees	959,927
Accounting and security lending fees	118,443
Non-interested trustees' compensation	594
Custodian fees and expenses	163,712
Registration fees	60,997
Audit	14,270
Legal	5,134
Miscellaneous	10,094
Total expenses before reductions	3,308,317
Expense reductions	(37,208)	3,271,109
Net investment income (loss)		211,852
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(14,458,362)
Foreign currency transactions	2,998
Futures contracts	135,719
Total net realized gain (loss)		(14,319,645)
Change in net unrealized appreciation (depreciation) on: Investment securities	49,947,184
Assets and liabilities in foreign currencies	43,956
Futures contracts	(376)
Total change in net unrealized appreciation (depreciation)		49,990,764
Net gain (loss)		35,671,119
Net increase (decrease) in net assets resulting from operations		$ 35,882,971

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 211,852	$ 1,359,829
Net realized gain (loss)	(14,319,645)	(34,591,435)
Change in net unrealized appreciation (depreciation)	49,990,764	(27,122,843)
Net increase (decrease) in net assets resulting from operations	35,882,971	(60,354,449)
Distributions to shareholders from net investment income	-	(4,827,941)
Share transactions - net increase (decrease)	73,724,291	117,480,781
Total increase (decrease) in net assets	109,607,262	52,298,391
Net Assets
Beginning of period	320,783,499	268,485,108
End of period (including undistributed net investment income of $46,127 and distributions in excess of net investment income of $165,725, respectively)	$ 430,390,761	$ 320,783,499

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 14.54	$ 13.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.10	.22 F	.01
Net realized and unrealized gain (loss)	1.18	(2.48)	1.49 G	3.04
Total from investment operations	1.21	(2.38)	1.71	3.05
Distributions from net investment income	-	(.29)	(.03)	-
Distributions from net realized gain	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	(.02)	-
Total distributions	-	(.29)	(.22)	-
Net asset value, end of period	$ 13.08	$ 11.87	$ 14.54	$ 13.05
Total Return B, C, D	10.19%	(16.69)%	13.13%	30.50%
Ratios to Average Net Assets I
Expenses before expense reductions	1.46% A	1.50%	1.52%	2.60% A
Expenses net of voluntary waivers, if any	1.46% A	1.50%	1.52%	2.00% A
Expenses net of all reductions	1.44% A	1.46%	1.50%	1.97% A
Net investment income (loss)	.41% A	.77%	1.44%	.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,715	$ 38,016	$ 27,314	$ 3,841
Portfolio turnover rate	65% A	84%	87%	78% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. H For the period December 17, 1998 (commencement of operations) to October 31, 1999. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 14.46	$ 13.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.06	.17 F	(.02)
Net realized and unrealized gain (loss)	1.16	(2.46)	1.49 G	3.04
Total from investment operations	1.17	(2.40)	1.66	3.02
Distributions from net investment income	-	(.26)	(.03)	-
Distributions from net realized gain	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	(.02)	-
Total distributions	-	(.26)	(.22)	-
Net asset value, end of period	$ 12.97	$ 11.80	$ 14.46	$ 13.02
Total Return B, C, D	9.92%	(16.90)%	12.78%	30.20%
Ratios to Average Net Assets I
Expenses before expense reductions	1.78% A	1.81%	1.82%	2.84% A
Expenses net of voluntary waivers, if any	1.78% A	1.81%	1.82%	2.25% A
Expenses net of all reductions	1.76% A	1.76%	1.80%	2.22% A
Net investment income (loss)	.08% A	.47%	1.15%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 201,356	$ 153,128	$ 139,347	$ 32,132
Portfolio turnover rate	65% A	84%	87%	78% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. H For the period December 17, 1998 (commencement of operations) to October 31, 1999. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 14.33	$ 12.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	.09 F	(.07)
Net realized and unrealized gain (loss)	1.16	(2.44)	1.49 G	3.03
Total from investment operations	1.13	(2.45)	1.58	2.96
Distributions from net investment income	-	(.20)	(.02)	-
Distributions from net realized gain	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	(.02)	-
Total distributions	-	(.20)	(.21)	-
Net asset value, end of period	$ 12.81	$ 11.68	$ 14.33	$ 12.96
Total Return B, C, D	9.67%	(17.33)%	12.21%	29.60%
Ratios to Average Net Assets I
Expenses before expense reductions	2.31% A	2.35%	2.36%	3.38% A
Expenses net of voluntary waivers, if any	2.31% A	2.35%	2.36%	2.75% A
Expenses net of all reductions	2.29% A	2.30%	2.34%	2.72% A
Net investment income (loss)	(.44)% A	(.07)%	.60%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,451	$ 42,110	$ 43,758	$ 10,839
Portfolio turnover rate	65% A	84%	87%	78% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. H For the period December 17, 1998 (commencement of operations) to October 31, 1999. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 14.34	$ 12.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	-	.10 F	(.07)
Net realized and unrealized gain (loss)	1.16	(2.45)	1.48 G	3.03
Total from investment operations	1.14	(2.45)	1.58	2.96
Distributions from net investment income	-	(.21)	(.01)	-
Distributions from net realized gain	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	(.02)	-
Total distributions	-	(.21)	(.20)	-
Net asset value, end of period	$ 12.82	$ 11.68	$ 14.34	$ 12.96
Total Return B, C, D	9.76%	(17.33)%	12.21%	29.60%
Ratios to Average Net Assets I
Expenses before expense reductions	2.25% A	2.28%	2.32%	3.36% A
Expenses net of voluntary waivers, if any	2.25% A	2.28%	2.32%	2.75% A
Expenses net of all reductions	2.23% A	2.24%	2.30%	2.72% A
Net investment income (loss)	(.38)% A	(.01)%	.65%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,362	$ 44,206	$ 37,765	$ 8,142
Portfolio turnover rate	65% A	84%	87%	78% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. H For the period December 17, 1998 (commencement of operations) to October 31, 1999. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 14.60	$ 13.08	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.14	.26 E	.03
Net realized and unrealized gain (loss)	1.18	(2.48)	1.49 F	3.05
Total from investment operations	1.23	(2.34)	1.75	3.08
Distributions from net investment income	-	(.32)	(.04)	-
Distributions from net realized gain	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	(.02)	-
Total distributions	-	(.32)	(.23)	-
Net asset value, end of period	$ 13.17	$ 11.94	$ 14.60	$ 13.08
Total Return B, C	10.30%	(16.38)%	13.42%	30.80%
Ratios to Average Net Assets H
Expenses before expense reductions	1.11% A	1.17%	1.24%	2.34% A
Expenses net of voluntary waivers, if any	1.11% A	1.17%	1.24%	1.75% A
Expenses net of all reductions	1.09% A	1.12%	1.22%	1.72% A
Net investment income (loss)	.75% A	1.11%	1.73%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,506	$ 43,323	$ 20,300	$ 4,182
Portfolio turnover rate	65% A	84%	87%	78% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.13 per share. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period December 17, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Diversified International Fund(the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $15,526 decrease to the cost of securities held and a corresponding decrease to accumulated net undistributed realized gain (loss), based on securities held by the fund on November 1, 2001.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts - continued

(losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 51,988	$ 427
Class T	.25%	.25%	444,758	3,302
Class B	.75%	.25%	226,304	170,131
Class C	.75%	.25%	236,877	54,515
			$ 959,927	$ 228,375

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of
Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 50,535	$ 14,134
Class T	66,863	17,522
Class B	54,833	54,833*
Class C	11,927	11,927*
	$ 184,158	$ 98,416

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 58,877	.28 *
Class T	319,392	.36 *
Class B	87,486	.39 *
Class C	76,192	.32 *
Institutional Class	60,171	.19 *
	$ 602,118

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $353,126 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $36,969 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $239.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2002	Year ended October 31, 2001
From net investment income
Class A	$ -	$ 551,754
Class T	-	2,590,097
Class B	-	627,919
Class C	-	575,744
Institutional Class	-	482,427
Total	$ -	$ 4,827,941

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2002	2001	2002	2001
Class A Shares sold	2,065,286	3,387,612	$ 25,652,303	$ 45,588,732
Reinvestment of distributions	-	37,104	-	526,509
Shares redeemed	(1,694,213)	(2,101,920)	(20,927,582)	(28,467,839)
Net increase (decrease)	371,073	1,322,796	$ 4,724,721	$ 17,647,402
Class T Shares sold	4,741,266	9,210,564	$ 58,583,897	$ 122,360,251
Reinvestment of distributions	-	175,695	-	2,484,325
Shares redeemed	(2,197,543)	(6,042,391)	(27,168,594)	(79,327,412)
Net increase (decrease)	2,543,723	3,343,868	$ 31,415,303	$ 45,517,164
Class B Shares sold	613,066	1,395,596	$ 7,519,214	$ 18,423,386
Reinvestment of distributions	-	36,461	-	513,003
Shares redeemed	(357,385)	(878,951)	(4,398,731)	(11,159,433)
Net increase (decrease)	255,681	553,106	$ 3,120,483	$ 7,776,956
Class C Shares sold	834,390	2,208,118	$ 10,186,923	$ 29,315,617
Reinvestment of distributions	-	31,036	-	436,672
Shares redeemed	(610,387)	(1,088,716)	(7,455,436)	(14,174,749)
Net increase (decrease)	224,003	1,150,438	$ 2,731,487	$ 15,577,540
Institutional Class Shares sold	4,874,375	3,772,160	$ 60,722,017	$ 51,467,764
Reinvestment of distributions	-	22,940	-	326,434
Shares redeemed	(2,314,487)	(1,556,853)	(28,989,720)	(20,832,479)
Net increase (decrease)	2,559,888	2,238,247	$ 31,732,297	$ 30,961,719

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADIF-SANN-0602 156952
1.720067.103

Fidelity® Advisor

Diversified International

Fund - Institutional Class

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Diversified International Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Diversified Intl - Inst CL	10.30%	-2.15%	36.83%
MSCI® EAFE®	5.60%	-13.70%	-9.71%
International Funds Average	7.10%	-12.91%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 17, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 21 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 834 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv Diversified Intl - Inst CL	-2.15%	9.75%
MSCI EAFE	-13.70%	-2.99%
International Funds Average	-12.91%	n/a*

Average annual total returns take Institutional Class' shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Diversified International Fund - Institutional Class on December 17, 1998, when the fund started. As the chart shows, by April 30, 2002, the value of the investment would have grown to $13,683 - a 36.83% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,029 - a 9.71% decrease.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

For the six-month period ending April 30, 2002, investing internationally became a much more attractive opportunity than it had been in the past few years. In fact, most stock markets around the world outperformed U.S. domestic equity benchmarks - an important point for investors seeking a diversified portfolio. Much of the rebound in international equity markets was due to the stabilization and incremental improvement of global economies. Emerging markets in Asia and Latin America were among the top performers. The Morgan Stanley Capital InternationalSM (MSCI®) All Country Asia Free ex Japan Index - an index of more than 450 stocks traded in 11 emerging Asian markets, excluding Japan - jumped 38.68% during the past six months. Meanwhile, the MSCI Emerging Markets Free-Latin America Index, which measures the performance of nearly 125 stocks traded in seven Latin American markets, was up 25.69%. Looking more broadly, the MSCI Europe, Australasia and Far East (EAFE®) Index - designed to represent the performance of stock markets outside the U.S. and Canada - gained a respectable 5.60%. Even Japan improved. While the nation's primary equity benchmark - the Tokyo Stock Exchange Index, or TOPIX - posted a slight decline of 2.13% for the overall six-month time frame, it leaped 16.60% in the final three months of the period.

(Portfolio Manager photograph)
An interview with Bill Bower, Portfolio Manager of Fidelity Advisor Diversified International Fund

Q. How did the fund perform, Bill?

A. For the six-months ending April 30, 2002, the fund's Institutional Class shares returned 10.30%. For the same period, the Morgan Stanley Capital International (MSCI EAFE) Index - a broad measure of stock performance in Europe, Australasia and the Far East - returned 5.60%. The fund also compares its performance against the Lipper Inc. international funds average, which gained 7.10% during the past six months. For the 12 months ending April 30, 2002, the fund's Institutional Class shares declined 2.15%, while the MSCI EAFE index and peer group average fell 13.70% and 12.91%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Why did the fund handily outperform its benchmarks during the past six months?

A. Generally speaking, it was favorable stock selection. In each of the 10 major market sectors, the fund's stocks outperformed those in the index. The greatest contribution came from the technology sector, where our holdings collectively outperformed those in the index by more than 25 percentage points. Emphasizing Asian semiconductor stocks, such as South Korea's Samsung Electronics and Taiwan Semiconductor, was the key. This industry experienced a cyclical recovery that I anticipated earlier in the period based on semiconductor pricing and stock valuations. Being significantly underexposed to European technology stocks with businesses tied to telecommunications infrastructure, such as France-based Alcatel, Finland's Nokia and Ericsson in Sweden, also enhanced our relative performance. Elsewhere good stock selection in the fund's largest sector - financials - was another one of our strongest contributors to performance. The fund avoided many underperforming investment banking and brokerage stocks, such as Switzerland-based Credit Suisse Group and Germany's Deutsche Bank, and did well by focusing on banks with large consumer retail operations. These included South Korea's Kookmin Bank, Bank of Ireland and National Bank of Canada, which benefited from their cheap valuations, better-than-expected loan and earnings growth, and credit quality that held up better than expected.

Q. What other strategies did you pursue?

A. With the exception of semiconductors, I looked for stocks outside of the weak telecommunications, media and technology industries, particularly those that were undervalued and could benefit from signs of improvement in the world's economies. This led me to a number of cyclical names, including Swedish paper product company Svenska Cellulosa, Finnish elevator company Kone and Danish security guard services provider Group 4 Falck, each of which rebounded as new data began to show an economic stabilization in several countries.

Q. Were there any disappointments?

A. Yes, there were. A few weeks prior to March 31, when the fiscal year ends for most Japanese companies, the Japanese government enacted a new law that put trading restrictions on equity short-selling. This questionable timing looked like a direct effort by the Japanese government to prop up bank capital structure by driving up equity prices. There was also talk that additional restructuring of the domestic banking system might follow the new law. Investors expected these measures to fuel an equity rally. To mitigate the fund's risk should this rally sustain itself, I increased our Japanese equity exposure by a percent or two of the fund's net assets - though it still remained below that of the MSCI EAFE index. Nonetheless, this was all just another head fake by the Japanese government, which has promised much but has done little in recent years to restructure its mired banking and corporate environment. The Japanese rally occurred, but quickly fizzled, and the fund suffered from my short-term trading efforts. Turning to individual holdings, Japanese brokerage Nikko Cordial was hurt by reduced trading volumes in a weak equity market climate. Elsewhere, fund holdings in Europe, including Irish drug firm Elan and Luxembourg distribution company Thiel Logistik, suffered from either weaker earnings or accounting irregularities, or both.

Semiannual Report

Q. What's your outlook, Bill?

A. I'm encouraged by some of the defensive market areas, particularly health care where valuations have grown compelling. Many drug companies already absorbed the brunt of their brand-name patent expirations during 2001, the stocks fell and we could see a rebound to historical valuation trend levels. Shareholders should also continue to expect the fund to have roughly one-third of its holdings in mid-cap stocks - an area of the market where I've previously found many of my best ideas.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital growth by normally investing primarily in non-U.S. securities and normally investing primarily in common stocks.

Start date: December 17, 1998

Size: as of April 30, 2002, more than $430 million

Manager: Bill Bower, since 2001; joined Fidelity in 1994

3

Bill Bower on technology stocks:

"Investors looking for a sustained recovery in international technology stocks during the next few years could be disappointed. Technology stocks may experience seasonal rallies, but by and large, few of these companies generate substantial free cash flow and many are consistently falling short of earnings expectations. Additionally, investors generally are incorrectly comparing valuations to 1998-2000 levels. A return to those levels is highly unlikely. The 1998-2000 period was the mother of all technology cycles. Every end market was booming, including personal computers, telecommunications equipment and networking infrastructure. Capacity utilization was extremely strong, driving operating margins to unprecedented levels and pushing stock valuations to unsustainable heights.

"For technology stocks to experience a sustained recovery, I believe Wall Street's expectations must be reduced to mid-1990s valuations, and I don't expect that to happen in the near term. What's more, there may be something to the unusually high number of technology executives who've recently left their industry. For these reasons, among others, I expect to take a cautious approach to technology going forward."

Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.7	1.5
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.7	1.3
Unilever NV (NY Shares) (Netherlands, Food Products)	1.4	1.3
Aventis SA sponsored ADR France, Pharmaceuticals)	1.3	0.0
BNP Paribas SA (France, Banks)	1.3	1.0
	7.4
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.5	22.4
Health Care	13.4	12.1
Consumer Staples	8.7	9.5
Information Technology	8.6	7.4
Consumer Discretionary	8.2	7.3
Top Five Countries as of April 30, 2002
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	14.0	11.7
United Kingdom	13.3	15.0
France	9.4	8.8
Canada	6.3	8.5
Netherlands	5.7	7.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
Stocks and Investment Companies 88.3%	Stocks and Investment Companies 88.0%
Bonds 3.0%	Bonds 3.3%
Short-Term Investments and Net Other Assets 8.7%	Short-Term Investments and Net Other Assets 8.7%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.4%
	Shares	Value (Note 1)
Argentina - 0.0%
Quilmes Industrial SA sponsored ADR	16,550	$ 192,808
Australia - 1.7%
AMP Ltd.	134,400	1,330,594
Australia & New Zealand Banking Group Ltd.	89,000	909,392
Australian Gas Light Co.	77,307	401,200
Macquarie Bank Ltd.	32,873	576,928
National Australia Bank Ltd.	73,300	1,371,272
News Corp. Ltd. sponsored ADR	23,300	516,328
QBE Insurance Group Ltd.	210,800	829,569
Suncorp-Metway Ltd.	129,000	872,951
Westpac Banking Corp.	66,000	577,025
TOTAL AUSTRALIA		7,385,259
Belgium - 0.3%
Dexia SA (strip VVPR) (a)	5,120	46
Groupe Bruxelles Lambrt SA (GBL)	11,034	611,929
Omega Pharma SA	18,574	832,764
TOTAL BELGIUM		1,444,739
Bermuda - 0.6%
Accenture Ltd. Class A	36,700	786,848
Aquarius Platinum Ltd.	181,355	939,224
Clear Media Ltd.	1,384,100	1,002,701
TOTAL BERMUDA		2,728,773
Brazil - 1.5%
Banco Itau SA (PN)	8,949,200	708,810
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	33,800	794,300
Companhia Vale do Rio Doce sponsored ADR	69,200	1,888,468
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	11,000	253,330
Telebras sponsored ADR (pfd holder)	16,500	516,120
Uniao de Bancos Brasileiros SA (Unibanco) GDR	84,100	2,060,450
TOTAL BRAZIL		6,221,478
Canada - 6.3%
Alcan, Inc.	37,900	1,398,961
Barrick Gold Corp.	24,000	484,253
Brascan Corp. Class A (ltd. vtg.)	22,000	489,481
Canada Life Financial Corp.	41,900	1,023,059
Canadian Imperial Bank of Commerce	24,500	854,361
Canadian National Railway Co.	32,100	1,522,530
Common Stocks - continued
	Shares	Value (Note 1)
Canada - continued
Canadian Natural Resources Ltd.	35,900	$ 1,190,106
Canadian Pacific Railway Ltd.	9,400	195,958
Canadian Western Bank (a)	11,000	193,548
Clarica Life Insurance Co.	23,600	778,442
EnCana Corp.	43,134	1,355,671
Hurricane Hydrocarbons Class A	40,950	591,303
Industrial Alliance Life Insurance Co.	4,000	109,601
Kingsway Financial Services, Inc. (a)	20,300	232,947
Loblaw Companies Ltd.	10,600	403,768
Maple Leaf Foods, Inc.	41,600	442,892
Metro, Inc. Class A (sub. vtg.)	24,000	303,557
Molson, Inc. Class A	24,000	550,810
National Bank of Canada	36,900	785,707
OZ Optics Ltd. unit (e)	5,400	79,650
Petro-Canada	57,700	1,554,876
Placer Dome, Inc.	6,900	82,038
Power Corp. of Canada (sub. vtg.)	52,500	1,365,214
Precision Drilling Corp. (a)	49,200	1,662,374
Sun Life Financial Services of Canada, Inc.	71,100	1,559,704
Suncor Energy, Inc.	92,600	3,217,328
Talisman Energy, Inc.	56,000	2,391,942
TimberWest Forest Corp. unit	100,000	829,402
TransCanada PipeLines Ltd.	90,100	1,309,052
TOTAL CANADA		26,958,535
Denmark - 2.1%
Coloplast AS Series B	8,500	607,459
Danske Bank AS	130,350	2,352,575
Group 4 Falck AS	13,665	1,602,253
Novo-Nordisk AS Series B	94,593	2,772,812
Novozymes AS Series B	84,000	1,750,064
TOTAL DENMARK		9,085,163
Finland - 1.1%
Instrumentarium Oyj	36,600	948,988
Kone Oyj (B Shares)	20,600	1,949,204
Nokia Corp. sponsored ADR	115,500	1,878,030
Orion-Yhtyma Oyj (B Shares)	5,100	119,380
TOTAL FINLAND		4,895,602
France - 8.6%
Air France Compagnie (Reg. D)	33,200	598,995
Aventis SA sponsored ADR	80,900	5,715,585
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
BNP Paribas SA	103,000	$ 5,378,392
Carbone Lorraine Group	16,931	586,855
CNP Assurances	43,593	1,608,725
Credit Lyonnais SA	27,600	1,163,148
Dassault Aviation SA	900	293,480
Elior SA	100,100	757,008
Essilor International SA	11,052	449,347
Eurazeo	18,700	996,668
Eurotunnel SA unit (a)	150,000	137,746
JC Decaux SA	12,767	158,619
L'Air Liquide	6,100	943,496
L'Oreal SA	12,650	990,256
Michelin SA (Compagnie Generale des Etablissements) Series B	15,650	605,857
Neopost SA (a)	47,922	1,812,487
NRJ Group	22,330	442,281
Pechiney SA Series A	15,882	767,833
Pernod-Ricard	23,675	2,184,747
Remy Cointreau SA	5,871	176,541
Sanofi-Synthelabo SA	24,900	1,592,761
Suez SA (France)	12,200	363,010
Technip-Coflexip SA	13,273	1,871,320
TotalFinaElf SA:
Series B	11,000	1,665,620
sponsored ADR	69,000	5,223,990
Vivendi Universal SA	10,400	331,361
TOTAL FRANCE		36,816,128
Germany - 3.6%
Allianz AG (Reg.)	3,607	849,028
Altana AG	32,850	1,856,414
Amadeus AG	6,100	102,478
AMB Generali Holding AG	7,600	848,443
Andrea-Noris Zahn	2,679	62,468
Beiersdorf AG	11,500	1,392,539
Celanese AG (Reg.)	26,269	591,250
Deutsche Boerse AG	31,566	1,403,892
DIS Deutscher Industrie Service AG	41,130	1,073,481
E.On AG	22,000	1,145,020
Gehe AG	10,400	435,385
Lambda Physik AG (a)	3,220	48,152
Pfeiffer Vacuum Technology AG	8,574	308,767
Common Stocks - continued
	Shares	Value (Note 1)
Germany - continued
Rhoen-Klinikum AG	10,263	$ 600,586
Salzgitter AG	24,500	242,631
Schering AG	30,195	1,839,035
Stada Arzneimittel AG	40,380	1,390,545
Wella AG	19,763	1,114,352
TOTAL GERMANY		15,304,466
Hong Kong - 1.6%
Aeon Credit Service (Asia) Co. Ltd.	500,000	203,549
China Mobile (Hong Kong) Ltd. sponsored ADR (a)	107,600	1,787,236
CNOOC Ltd. sponsored ADR	54,800	1,433,020
Hong Kong Exchanges & Clearing Ltd.	424,000	755,677
Hutchison Whampoa Ltd.	174,900	1,536,158
Television Broadcasts Ltd.	214,000	1,056,404
Yue Yuen Industrial Holdings Ltd.	54,000	146,786
TOTAL HONG KONG		6,918,830
Hungary - 0.0%
Gedeon Richter Ltd.	1,400	89,016
India - 1.0%
Dr. Reddy's Laboratories Ltd.	63,680	1,300,475
Hero Honda Motors Ltd.	50,735	368,407
Infosys Technologies Ltd.	2,800	211,130
Ranbaxy Laboratories Ltd.	97,200	1,688,733
State Bank of India	128,200	597,507
TOTAL INDIA		4,166,252
Ireland - 2.8%
Allied Irish Banks PLC	66,200	877,310
Bank of Ireland	331,100	3,860,257
CRH PLC	16,500	282,244
DCC PLC (Ireland)	24,750	295,242
Elan Corp. PLC sponsored ADR (a)	63,300	752,004
Grafton Group PLC unit	110,000	417,919
IAWS Group PLC (Ireland)	83,100	683,060
Independent News & Media PLC (Ireland)	331,814	627,338
Irish Life & Permanent PLC	109,400	1,487,242
Jefferson Smurfit Group PLC sponsored ADR	35,200	842,336
Kerry Group PLC Class A	56,300	775,509
Common Stocks - continued
	Shares	Value (Note 1)
Ireland - continued
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/04 (a)	83,200	$ 450,928
sponsored ADR (a)	24,200	750,200
TOTAL IRELAND		12,101,589
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	16,000	896,160
Italy - 2.1%
Banca Nazionale del Lavoro (BNL)	379,100	861,451
Banca Popolare di Verona	83,950	1,042,251
Banca Populare di Novara	33,831	253,411
Cassa Di Risparmio Di Firenze	216,625	267,188
Davide Campari-Milano Spa	800	25,590
Luxottica Group Spa sponsored ADR	65,200	1,310,520
Parmalat Finanziaria Spa	373,372	1,310,973
Recordati Spa	18,990	415,963
Saipem Spa	107,100	698,964
Telecom Italia Spa	180,800	1,436,645
Unicredito Italiano Spa	298,285	1,384,355
TOTAL ITALY		9,007,311
Japan - 14.0%
Advantest Corp.	11,700	841,825
Aeon Credit Service Ltd.	5,400	317,968
Anritsu Corp.	29,000	230,538
Asahi National Broadcasting Co.	109	207,724
Canon, Inc. ADR	71,600	2,782,376
Coca-Cola Central Japan Co. Ltd.	3	14,678
Credit Saison Co. Ltd.	84,600	1,987,337
Daiichi Pharmaceutical Co. Ltd.	54,000	1,052,193
Daiwa Securities Group, Inc.	614,000	4,207,638
Disco Corp.	3,500	218,614
Fuji Photo Film Co. Ltd.	27,000	856,876
Fuji Soft ABC, Inc.	17,000	613,566
Fuji Television Network, Inc.	81	466,241
Fujitsu Ltd.	348,000	2,761,045
Heiwa Corp.	32,100	475,657
Hokkaido Coca-Cola Bottling Co. Ltd.	25,000	131,456
Hoya Corp.	20,800	1,546,733
Ito-Yokado Co. Ltd.	31,000	1,526,369
JAFCO Co. Ltd.	20,100	1,602,559
Keyence Corp.	6,500	1,314,056
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Kobayashi Pharmaceutical Co. Ltd.	10,300	$ 341,304
Konami Corp.	24,200	609,894
Kyocera Corp.	22,600	1,536,434
Kyocera Corp. sponsored ADR	5,100	348,891
Mizuho Holdings, Inc.	435	906,814
NEC Corp.	195,000	1,501,633
Nikko Cordial Corp.	965,000	4,353,609
Nikon Corp.	97,000	1,265,316
Nintendo Co. Ltd.	8,500	1,190,106
Nissan Motor Co. Ltd.	347,000	2,703,130
Nomura Holdings, Inc.	316,000	4,399,813
NTT DoCoMo, Inc. New (a)	200	508,712
Olympus Optical Co. Ltd.	48,000	622,775
Omron Corp.	42,000	631,176
ORIX Corp.	34,100	2,824,868
Ricoh Co. Ltd.	15,000	279,442
Rohm Co. Ltd.	4,400	655,414
Shikoku Coca-Cola Bottling Co. Ltd.	7,200	57,405
Shionogi & Co. Ltd.	14,000	204,512
Sony Corp. sponsored ADR	27,600	1,495,920
Stanley Electric Co. Ltd.	63,000	554,729
Sumitomo Bakelite Co. Ltd.	68,000	518,357
Sumitomo Mitsui Banking Corp.	271,000	1,205,756
Sumitomo Trust & Banking Ltd.	108,000	483,883
Takeda Chemical Industries Ltd.	56,000	2,448,040
Tanabe Seiyaku Co. Ltd.	68,000	642,128
Terumo Corp.	35,900	530,290
Tokyo Electron Ltd.	15,400	1,106,845
Toyota Industries Corp.	40,000	642,502
UFJ Holdings, Inc. (a)	202	499,658
UMC Japan (a)	168	1,855,632
Yamada Denki Co. Ltd.	3,600	276,665
TOTAL JAPAN		60,357,102
Korea (South) - 1.1%
Hana Bank	17,400	228,130
Hyundai Mobis	17,400	427,913
Kookmin Credit Card Co. Ltd.	11,800	431,171
KT Corp. sponsored ADR	42,600	964,890
Pacific Corp.	3,400	394,337
Common Stocks - continued
	Shares	Value (Note 1)
Korea (South) - continued
Samsung Electronics Co. Ltd.	7,330	$ 2,172,273
SK Telecom Co. Ltd.	1,300	253,646
TOTAL KOREA (SOUTH)		4,872,360
Luxembourg - 0.4%
Espirito Santo Financial Holding SA ADR	64,000	1,107,200
Thiel Logistik AG (a)	71,155	755,918
TOTAL LUXEMBOURG		1,863,118
Mexico - 0.8%
Coca-Cola Femsa SA de CV sponsored ADR	22,400	622,272
Grupo Financiero BBVA Bancomer SA de CV (GFB) Series O (a)	105,000	103,995
Grupo Radio Centro SA de CV sponsored ADR (a)	56,100	296,769
Telefonos de Mexico SA de CV sponsored ADR	36,700	1,388,728
TV Azteca SA de CV sponsored ADR	131,700	1,060,185
TOTAL MEXICO		3,471,949
Netherlands - 5.7%
Akzo Nobel NV	37,867	1,626,513
ASM International NV (a)	20,400	469,200
ASML Holding NV (NY Shares) (a)	61,400	1,371,062
Euronext NV	72,672	1,505,466
Fugro NV	8,300	479,360
Heineken Holding NV (A Shares)	39,225	1,323,932
Hunter Douglas NV	26,900	896,069
ING Groep NV (Certificaten Van Aandelen)	147,092	3,880,109
Koninklijke Boskalis Westminster NV	13,900	431,739
OPG Groep NV	9,900	405,451
Reed Elsevier NV	100,800	1,397,554
Rodamco Asia NV	19,803	291,498
Rodamco Europe NV	10,446	408,533
Rodamco North America NV	9,610	464,606
Royal Dutch Petroleum Co. (NY Shares)	8,300	433,758
STMicroelectronics NV (NY Shares)	20,700	637,353
Unilever NV (NY Shares)	91,200	5,900,640
Van der Moolen Holding NV sponsored ADR (a)	24,400	558,760
Vedior NV (Certificaten Van Aandelen)	64,246	889,011
VNU NV	38,600	1,164,178
TOTAL NETHERLANDS		24,534,792
New Zealand - 0.0%
Fletcher Challenge Forests Ltd. (a)	1,572,300	154,828
Common Stocks - continued
	Shares	Value (Note 1)
Norway - 1.7%
DnB Holding ASA	379,000	$ 2,001,046
Gjensidige NOR Sparebank (primary capital certificate)	16,800	597,332
Norsk Hydro AS	56,860	2,795,872
Norske Skogindustrier AS (A Shares)	23,750	422,221
ProSafe ASA (a)	25,850	425,741
Schibsted AS (B Shares)	24,200	263,312
Statoil ASA	86,300	733,756
TOTAL NORWAY		7,239,280
Panama - 0.3%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	47,400	881,640
Panamerican Beverages, Inc. Class A	31,400	565,200
TOTAL PANAMA		1,446,840
Portugal - 0.1%
Portugal Telecom SGPS SA (Reg.)	51,000	371,914
Russia - 0.5%
JSC MMC 'Norilsk Nickel' sponsored ADR (a)	2,800	65,800
Unified Energy Systems sponsored ADR	17,300	256,732
YUKOS Corp. sponsored ADR	12,300	1,808,100
TOTAL RUSSIA		2,130,632
Singapore - 0.9%
Chartered Semiconductor Manufacturing Ltd. ADR (a)	16,700	428,355
DBS Group Holdings Ltd.	159,500	1,229,795
Fraser & Neave Ltd. (a)	55,800	232,020
Sembcorp Logistics Ltd.	165,000	201,735
Singapore Exchange Ltd.	739,000	516,883
Singapore Press Holdings Ltd.	49,000	607,187
Want Want Holdings Ltd.	319,000	615,670
TOTAL SINGAPORE		3,831,645
South Africa - 1.0%
Anglo American Platinum Corp. Ltd.	16,800	798,425
Gold Fields Ltd. sponsored ADR	40,200	486,420
Harmony Gold Mining Co. Ltd.	60,000	769,404
Harmony Gold Mining Co. Ltd. sponsored ADR	5,500	71,811
Sappi Ltd.	174,100	2,134,634
TOTAL SOUTH AFRICA		4,260,694
Spain - 3.6%
Actividades de Construccion y Servicios SA (ACS)	6,900	212,453
Altadis SA	207,260	4,373,814
Common Stocks - continued
	Shares	Value (Note 1)
Spain - continued
Amadeus Global Travel Distribution SA Series A (a)	103,597	$ 689,253
Banco Popular Espanol SA (Reg.)	44,776	1,834,592
Banco Santander Central Hispano SA ADR	279,000	2,594,700
Cortefiel SA	119,814	709,775
Fomento Construcciones y Contratas SA (FOCSA)	41,268	1,058,877
Gas Natural SDG SA Series E	46,422	938,269
Grupo Ferrovial SA	38,171	924,428
Inditex SA	49,548	1,021,079
Inmobiliaria Colonial	11,724	160,438
Telefonica SA sponsored ADR	35,000	1,130,850
TOTAL SPAIN		15,648,528
Sweden - 2.8%
Capio AB (a)	55,700	450,761
Getinge AB (B Shares)	49,900	931,714
Munters AB	4,300	90,979
Nobel Biocare AB	43,100	2,550,818
Perbio Science AB (a)	5,500	93,578
Svenska Cellulosa AB (SCA) (B Shares)	116,900	3,977,896
Svenska Handelsbanken AB (A Shares)	122,381	1,855,487
Swedish Match Co.	257,600	2,034,438
TV 4 AB (A Shares)	5,300	98,185
TOTAL SWEDEN		12,083,856
Switzerland - 4.5%
ABB Ltd. (Switzerland) (Reg.) (a)	55,180	494,628
Actelion Ltd. (Reg.) (a)	5,518	259,253
Alcon, Inc.	3,000	103,950
Converium Holding AG	24,720	1,361,617
Edipresse SA (Bearer)	1,472	509,594
Inficon Holding AG (a)	7,307	700,164
Nestle SA (Reg.)	16,354	3,872,145
Novartis AG (Reg.)	169,323	7,112,697
Roche Holding AG (participation certificate)	10,620	805,888
Schindler Holding AG (Reg.)	526	1,018,117
SIG Holding AG	2,705	327,757
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	779	211,894
Swiss Reinsurance Co. (Reg.)	16,076	1,624,892
Tecan Group AG	8,256	395,549
Unilabs SA	17,100	422,849
TOTAL SWITZERLAND		19,220,994
Common Stocks - continued
	Shares	Value (Note 1)
Taiwan - 1.1%
Accton Technology Corp. (a)	370,000	$ 896,452
ChinaTrust Commercial Bank	1,333,000	1,180,361
Fubon Financial Holding Co. Ltd. (a)	386,000	394,127
Siliconware Precision Industries Co. Ltd.	479,755	452,495
Taiwan Semiconductor Manufacturing Co. Ltd.	264,960	668,705
United Microelectronics Corp.	506,350	774,057
Yuanta Core Pacific Securities Co. Ltd. (a)	509,200	377,457
TOTAL TAIWAN		4,743,654
United Kingdom - 13.3%
3i Group PLC	44,100	444,758
Abbey National PLC	198,800	3,160,967
Aberdeen Asset Management PLC	55,000	199,591
Aggregate Industries PLC	539,114	744,455
Amdocs Ltd. (a)	30,300	658,419
Anglo American PLC	28,000	441,534
Anglo American PLC ADR	11,805	184,748
Azlan Group PLC (a)	54,977	126,996
BAA PLC	102,400	962,584
BBA Group PLC	110,300	502,348
BPB Industries PLC	80,796	471,008
BT Group PLC sponsored ADR (a)	17,000	637,500
Capital Radio PLC	45,600	495,108
Carlton Communications PLC	290,900	1,049,295
Centrica PLC	494,300	1,521,830
Danka Business Systems PLC sponsored ADR (a)	143,000	654,940
Diageo PLC	94,300	1,252,013
Diageo PLC sponsored ADR	19,400	1,025,290
Enterprise Inns PLC	39,764	485,348
Fitness First PLC (a)	131,613	896,725
Friends Provident PLC	163,900	439,517
Galen Holdings PLC sponsored ADR	10,900	342,042
GlaxoSmithKline PLC sponsored ADR	149,980	7,206,534
GWR Group PLC	66,800	242,412
HBOS PLC	135,384	1,641,608
HSBC Holdings PLC (United Kingdom) (Reg.)	76,300	915,752
Inchcape PLC	55,160	664,425
Informa Group PLC	51,900	202,334
Jarvis PLC	110,100	831,181
Johnson Service Group PLC	122,133	704,867
Johnston Press PLC	93,479	527,234
Johnston Press PLC rights 5/3/02 (a)	37,391	58,308
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Lloyds TSB Group PLC	395,000	$ 4,542,060
London Stock Exchange PLC	172,923	1,149,202
Maiden Group PLC	110,900	623,875
Man Group PLC	55,257	771,492
Next PLC	33,000	500,420
Northern Rock PLC	208,000	2,144,710
Pearson PLC	8,300	99,916
Professional Staff PLC sponsored ADR (a)	30,400	85,424
Prudential PLC	101,700	1,081,988
Reckitt Benckiser PLC	79,700	1,411,281
Rentokil Initial PLC	292,100	1,151,536
Rio Tinto PLC (Reg.)	72,100	1,339,751
Safeway PLC	159,491	706,624
Scottish Radio Holdings PLC	7,400	107,848
Securicor PLC	55,100	99,977
SMG PLC	350,057	795,870
Smith & Nephew PLC	347,300	1,976,535
Somerfield PLC (a)	220,818	434,457
Taylor Nelson Sofres PLC	266,000	926,527
Trinity Mirror PLC	261,900	1,799,683
Ultraframe PLC	6,700	31,979
United Business Media PLC	159,009	1,214,316
Vodafone Group PLC sponsored ADR	161,000	2,608,200
Wolverhampton & Dudley Breweries PLC	45,935	443,515
Xstrata PLC (a)	93,600	1,279,551
TOTAL UNITED KINGDOM		57,018,408
United States of America - 2.1%
Applera Corp. - Applied Biosystems Group	24,100	412,592
ATMI, Inc. (a)	7,700	234,850
Avon Products, Inc.	8,000	446,800
Forest Laboratories, Inc. (a)	12,200	941,108
Hollinger International, Inc. Class A	44,800	572,544
Kimberly-Clark Corp.	10,300	670,736
Mettler-Toledo International, Inc. (a)	48,900	1,880,205
Newmont Mining Corp.	42,320	1,206,543
Orthofix International NV (a)	37,200	1,383,840
Synthes-Stratec, Inc. (c)	500	310,221
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Synthes-Stratec, Inc.	824	$ 511,434
Thermo Electron Corp.	20,300	383,670
TOTAL UNITED STATES OF AMERICA		8,954,543
TOTAL COMMON STOCKS (Cost $350,237,374)		376,417,246
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
ITF Optical Technologies, Inc. Series B (e)	857	5,571
Metrophotonics, Inc. Series 2 (e)	8,500	85,000
TOTAL CANADA		90,571
Nonconvertible Preferred Stocks - 0.0%
Germany - 0.0%
Rhoen-Klinikum AG	1,000	53,388
Sanacorp Pharmahandel AG	2,941	44,086
TOTAL GERMANY		97,474
TOTAL PREFERRED STOCKS (Cost $275,447)		188,045
Investment Companies - 0.9%

China - 0.1%
China Fund, Inc.	15,100	224,537
Templeton China World Fund, Inc.	23,900	234,459
TOTAL CHINA		458,996
India - 0.1%
India Fund	38,700	407,898
Korea (South) - 0.3%
Korea Fund, Inc.	80,942	1,410,010
Mexico - 0.2%
Mexico Fund, Inc.	52,600	1,004,660
Investment Companies - continued
	Shares	Value (Note 1)
Multi-National - 0.2%
Templeton Dragon Fund, Inc.	74,900	$ 647,885
TOTAL INVESTMENT COMPANIES (Cost $3,495,428)		3,929,449
Corporate Bonds - 0.3%
Moody's Ratings (unaudited)			Principal Amount (g)
Convertible Bonds - 0.2%
Korea (South) - 0.2%
Korea Telecom Corp. 0.25% 1/4/07 (c)	Baa1		$ 810,000	897,075
Nonconvertible Bonds - 0.1%
France - 0.1%
Eurotunnel Finance Ltd. euro 1% 4/30/40 (d)	-	EUR	240	249,271
TOTAL CORPORATE BONDS (Cost $1,127,282)				1,146,346
Government Obligations (f) - 2.7%

France - 0.7%
French Government 5% 1/12/06	Aaa	EUR	3,160,000	2,883,355
Germany - 0.7%
Germany Federal Republic:
5% 2/17/06	Aaa	EUR	1,260,000	1,150,486
6% 1/4/07	Aaa	EUR	2,200,000	2,084,843
TOTAL GERMANY				3,235,329
United States of America - 1.3%
Freddie Mac:
5.25% 1/15/06	Aaa	EUR	2,805,000	2,566,724
5.75% 9/15/10	Aaa	EUR	2,765,000	2,550,139
U.S. Treasury Bills, yield at date of purchase 1.73% to 1.76% 5/30/02	-		400,000	399,439
TOTAL UNITED STATES OF AMERICA				5,516,302
TOTAL GOVERNMENT OBLIGATIONS (Cost $11,856,549)				11,634,986
Money Market Funds - 11.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.85% (b) (Cost $48,032,053)	48,032,053	$ 48,032,053
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $415,024,133)		441,348,125
NET OTHER ASSETS - (2.5)%		(10,957,364)
NET ASSETS - 100%		$ 430,390,761
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,207,296 or 0.3% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ITF Optical Technologies, Inc. Series B	10/11/00	$ 89,985
Metrophotonics, Inc. Series 2	9/29/00	$ 85,000
OZ Optics Ltd. unit	8/18/00	$ 79,704

(f) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment manager, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(g) Principal amount is stated in United States dollars unless otherwise noted.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $175,993,793 and $111,226,246, respectively, of which long-term U.S. government and government agency obligations aggregated $536,311 and $0, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,154 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $170,221 or 0% of net assets.

Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $416,171,561. Net unrealized appreciation aggregated $25,176,564, of which $48,755,911 related to appreciated investment securities and $23,579,347 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $41,955,000 of which $6,955,000 and $35,000,000 will expire on October 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,526,358) (cost $415,024,133) - See accompanying schedule		$ 441,348,125
Foreign currency held at value (cost $1,812,101)		1,815,072
Receivable for investments sold		3,902,139
Receivable for fund shares sold		3,766,647
Dividends receivable		1,490,981
Interest receivable		290,353
Other receivables		16,651
Total assets		452,629,968
Liabilities
Payable for investments purchased	$ 7,546,830
Payable for fund shares redeemed	725,531
Accrued management fee	253,321
Distribution fees payable	173,426
Other payables and accrued expenses	176,499
Collateral on securities loaned, at value	13,363,600
Total liabilities		22,239,207
Net Assets		$ 430,390,761
Net Assets consist of:
Paid in capital		$ 461,846,071
Undistributed net investment income		46,127
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(57,858,028)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,356,591
Net Assets		$ 430,390,761

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($46,714,781 ÷ 3,572,756 shares)	$ 13.08
Maximum offering price per share (100/94.25 of $13.08)	$ 13.88
Class T: Net Asset Value and redemption price per share ($201,356,325 ÷ 15,522,333 shares)	$ 12.97
Maximum offering price per share (100/96.50 of $12.97)	$ 13.44
Class B: Net Asset Value and offering price per share ($49,451,260 ÷ 3,861,664 shares) A	$ 12.81
Class C: Net Asset Value and offering price per share ($51,362,226 ÷ 4,007,314 shares) A	$ 12.82
Institutional Class: Net Asset Value, offering price and redemption price per share ($81,506,169 ÷ 6,188,522 shares)	$ 13.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 3,210,898
Interest		550,813
Security lending		76,581
		3,838,292
Less foreign taxes withheld		(355,331)
Total income		3,482,961
Expenses
Management fee	$ 1,373,028
Transfer agent fees	602,118
Distribution fees	959,927
Accounting and security lending fees	118,443
Non-interested trustees' compensation	594
Custodian fees and expenses	163,712
Registration fees	60,997
Audit	14,270
Legal	5,134
Miscellaneous	10,094
Total expenses before reductions	3,308,317
Expense reductions	(37,208)	3,271,109
Net investment income (loss)		211,852
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(14,458,362)
Foreign currency transactions	2,998
Futures contracts	135,719
Total net realized gain (loss)		(14,319,645)
Change in net unrealized appreciation (depreciation) on: Investment securities	49,947,184
Assets and liabilities in foreign currencies	43,956
Futures contracts	(376)
Total change in net unrealized appreciation (depreciation)		49,990,764
Net gain (loss)		35,671,119
Net increase (decrease) in net assets resulting from operations		$ 35,882,971

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 211,852	$ 1,359,829
Net realized gain (loss)	(14,319,645)	(34,591,435)
Change in net unrealized appreciation (depreciation)	49,990,764	(27,122,843)
Net increase (decrease) in net assets resulting from operations	35,882,971	(60,354,449)
Distributions to shareholders from net investment income	-	(4,827,941)
Share transactions - net increase (decrease)	73,724,291	117,480,781
Total increase (decrease) in net assets	109,607,262	52,298,391
Net Assets
Beginning of period	320,783,499	268,485,108
End of period (including undistributed net investment income of $46,127 and distributions in excess of net investment income of $165,725, respectively)	$ 430,390,761	$ 320,783,499

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 14.54	$ 13.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.10	.22 F	.01
Net realized and unrealized gain (loss)	1.18	(2.48)	1.49 G	3.04
Total from investment operations	1.21	(2.38)	1.71	3.05
Distributions from net investment income	-	(.29)	(.03)	-
Distributions from net realized gain	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	(.02)	-
Total distributions	-	(.29)	(.22)	-
Net asset value, end of period	$ 13.08	$ 11.87	$ 14.54	$ 13.05
Total Return B, C, D	10.19%	(16.69)%	13.13%	30.50%
Ratios to Average Net Assets I
Expenses before expense reductions	1.46% A	1.50%	1.52%	2.60% A
Expenses net of voluntary waivers, if any	1.46% A	1.50%	1.52%	2.00% A
Expenses net of all reductions	1.44% A	1.46%	1.50%	1.97% A
Net investment income (loss)	.41% A	.77%	1.44%	.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,715	$ 38,016	$ 27,314	$ 3,841
Portfolio turnover rate	65% A	84%	87%	78% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. H For the period December 17, 1998 (commencement of operations) to October 31, 1999. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 14.46	$ 13.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.06	.17 F	(.02)
Net realized and unrealized gain (loss)	1.16	(2.46)	1.49 G	3.04
Total from investment operations	1.17	(2.40)	1.66	3.02
Distributions from net investment income	-	(.26)	(.03)	-
Distributions from net realized gain	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	(.02)	-
Total distributions	-	(.26)	(.22)	-
Net asset value, end of period	$ 12.97	$ 11.80	$ 14.46	$ 13.02
Total Return B, C, D	9.92%	(16.90)%	12.78%	30.20%
Ratios to Average Net Assets I
Expenses before expense reductions	1.78% A	1.81%	1.82%	2.84% A
Expenses net of voluntary waivers, if any	1.78% A	1.81%	1.82%	2.25% A
Expenses net of all reductions	1.76% A	1.76%	1.80%	2.22% A
Net investment income (loss)	.08% A	.47%	1.15%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 201,356	$ 153,128	$ 139,347	$ 32,132
Portfolio turnover rate	65% A	84%	87%	78% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. H For the period December 17, 1998 (commencement of operations) to October 31, 1999. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 14.33	$ 12.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	.09 F	(.07)
Net realized and unrealized gain (loss)	1.16	(2.44)	1.49 G	3.03
Total from investment operations	1.13	(2.45)	1.58	2.96
Distributions from net investment income	-	(.20)	(.02)	-
Distributions from net realized gain	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	(.02)	-
Total distributions	-	(.20)	(.21)	-
Net asset value, end of period	$ 12.81	$ 11.68	$ 14.33	$ 12.96
Total Return B, C, D	9.67%	(17.33)%	12.21%	29.60%
Ratios to Average Net Assets I
Expenses before expense reductions	2.31% A	2.35%	2.36%	3.38% A
Expenses net of voluntary waivers, if any	2.31% A	2.35%	2.36%	2.75% A
Expenses net of all reductions	2.29% A	2.30%	2.34%	2.72% A
Net investment income (loss)	(.44)% A	(.07)%	.60%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,451	$ 42,110	$ 43,758	$ 10,839
Portfolio turnover rate	65% A	84%	87%	78% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. H For the period December 17, 1998 (commencement of operations) to October 31, 1999. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 14.34	$ 12.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	-	.10 F	(.07)
Net realized and unrealized gain (loss)	1.16	(2.45)	1.48 G	3.03
Total from investment operations	1.14	(2.45)	1.58	2.96
Distributions from net investment income	-	(.21)	(.01)	-
Distributions from net realized gain	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	(.02)	-
Total distributions	-	(.21)	(.20)	-
Net asset value, end of period	$ 12.82	$ 11.68	$ 14.34	$ 12.96
Total Return B, C, D	9.76%	(17.33)%	12.21%	29.60%
Ratios to Average Net Assets I
Expenses before expense reductions	2.25% A	2.28%	2.32%	3.36% A
Expenses net of voluntary waivers, if any	2.25% A	2.28%	2.32%	2.75% A
Expenses net of all reductions	2.23% A	2.24%	2.30%	2.72% A
Net investment income (loss)	(.38)% A	(.01)%	.65%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,362	$ 44,206	$ 37,765	$ 8,142
Portfolio turnover rate	65% A	84%	87%	78% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.13 per share.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. H For the period December 17, 1998 (commencement of operations) to October 31, 1999. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 14.60	$ 13.08	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.14	.26 E	.03
Net realized and unrealized gain (loss)	1.18	(2.48)	1.49 F	3.05
Total from investment operations	1.23	(2.34)	1.75	3.08
Distributions from net investment income	-	(.32)	(.04)	-
Distributions from net realized gain	-	-	(.17)	-
Distributions in excess of net realized gain	-	-	(.02)	-
Total distributions	-	(.32)	(.23)	-
Net asset value, end of period	$ 13.17	$ 11.94	$ 14.60	$ 13.08
Total Return B, C	10.30%	(16.38)%	13.42%	30.80%
Ratios to Average Net Assets H
Expenses before expense reductions	1.11% A	1.17%	1.24%	2.34% A
Expenses net of voluntary waivers, if any	1.11% A	1.17%	1.24%	1.75% A
Expenses net of all reductions	1.09% A	1.12%	1.22%	1.72% A
Net investment income (loss)	.75% A	1.11%	1.73%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,506	$ 43,323	$ 20,300	$ 4,182
Portfolio turnover rate	65% A	84%	87%	78% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.13 per share. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. G For the period December 17, 1998 (commencement of operations) to October 31, 1999. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Diversified International Fund(the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $15,526 decrease to the cost of securities held and a corresponding decrease to accumulated net undistributed realized gain (loss), based on securities held by the fund on November 1, 2001.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts - continued

(losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 51,988	$ 427
Class T	.25%	.25%	444,758	3,302
Class B	.75%	.25%	226,304	170,131
Class C	.75%	.25%	236,877	54,515
			$ 959,927	$ 228,375

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of
Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 50,535	$ 14,134
Class T	66,863	17,522
Class B	54,833	54,833*
Class C	11,927	11,927*
	$ 184,158	$ 98,416

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 58,877	.28 *
Class T	319,392	.36 *
Class B	87,486	.39 *
Class C	76,192	.32 *
Institutional Class	60,171	.19 *
	$ 602,118

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $353,126 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $36,969 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $239.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2002	Year ended October 31, 2001
From net investment income
Class A	$ -	$ 551,754
Class T	-	2,590,097
Class B	-	627,919
Class C	-	575,744
Institutional Class	-	482,427
Total	$ -	$ 4,827,941

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2002	2001	2002	2001
Class A Shares sold	2,065,286	3,387,612	$ 25,652,303	$ 45,588,732
Reinvestment of distributions	-	37,104	-	526,509
Shares redeemed	(1,694,213)	(2,101,920)	(20,927,582)	(28,467,839)
Net increase (decrease)	371,073	1,322,796	$ 4,724,721	$ 17,647,402
Class T Shares sold	4,741,266	9,210,564	$ 58,583,897	$ 122,360,251
Reinvestment of distributions	-	175,695	-	2,484,325
Shares redeemed	(2,197,543)	(6,042,391)	(27,168,594)	(79,327,412)
Net increase (decrease)	2,543,723	3,343,868	$ 31,415,303	$ 45,517,164
Class B Shares sold	613,066	1,395,596	$ 7,519,214	$ 18,423,386
Reinvestment of distributions	-	36,461	-	513,003
Shares redeemed	(357,385)	(878,951)	(4,398,731)	(11,159,433)
Net increase (decrease)	255,681	553,106	$ 3,120,483	$ 7,776,956
Class C Shares sold	834,390	2,208,118	$ 10,186,923	$ 29,315,617
Reinvestment of distributions	-	31,036	-	436,672
Shares redeemed	(610,387)	(1,088,716)	(7,455,436)	(14,174,749)
Net increase (decrease)	224,003	1,150,438	$ 2,731,487	$ 15,577,540
Institutional Class Shares sold	4,874,375	3,772,160	$ 60,722,017	$ 51,467,764
Reinvestment of distributions	-	22,940	-	326,434
Shares redeemed	(2,314,487)	(1,556,853)	(28,989,720)	(20,832,479)
Net increase (decrease)	2,559,888	2,238,247	$ 31,732,297	$ 30,961,719

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

ADIFI-SANN-0602 156953
1.720069.103